As filed with the Securities and Exchange Commission on July 7, 2005

                                                              File No. 333-95611
                                                                       811-08914
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No. 14                                          |X|


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

    Amendment No. 79                                                         |X|


                        (Check appropriate box or boxes.)
                             ----------------------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)
                         PHL Variable Insurance Company
                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                             ----------------------
                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

|X| on July 7, 2005 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities Being Registered: Deferred variable and fixed annuity contracts

================================================================================

                                     PART A

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")


PROSPECTUS                                                          JULY 7, 2005

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series
   [diamond]   Phoenix-AIM Growth Series
               (fka, Phoenix-MFS Investors Growth Stock Series)
   [diamond]   Phoenix-Alger Small-Cap Growth Series
               (fka, Phoenix-State Street Research Small-Cap Growth Series)
   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series
   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series
   [diamond]   Phoenix-Engemann Growth and Income Series
               (fka, Phoenix-Oakhurst Growth and Income Series)
   [diamond]   Phoenix-Engemann Small-Cap Growth Series
               (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
   [diamond]   Phoenix-Engemann Strategic Allocation Series
               (fka, Phoenix-Oakhurst Strategic Allocation Series)
   [diamond]   Phoenix-Engemann Value Equity Series
               (fka, Phoenix-Oakhurst Value Equity Series)
   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   [diamond]   Phoenix-Kayne Rising Dividends Series
   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series
   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series
   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Mid Cap Core Equity Fund
   [diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund
   [diamond]   Templeton Developing Markets Securities Fund *
   [diamond]   Templeton Foreign Securities Fund
   [diamond]   Templeton Global Asset Allocation Fund *
   [diamond]   Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
   [diamond]   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
   [diamond]   Bond-Debenture Portfolio
   [diamond]   Growth and Income Portfolio
   [diamond]   Mid-Cap Value Portfolio

THE RYDEX VARIABLE TRUST
------------------------
   [diamond]   Rydex Variable Trust Juno Fund
   [diamond]   Rydex Variable Trust Nova Fund
   [diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   [diamond]   Scudder VIT EAFE(R) Equity Index Fund
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger International Select
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Select
   [diamond]   Wanger U.S. Smaller Companies

    * Not available to new investors

    Expenses for a contract with a bonus feature may be higher than expenses for a contract without such a feature. The amount of the bonus credit may be more than offset by the additional fees and charges associated with the bonus.

    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated July 7, 2005 is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us as the address or phone number listed below. A table of contents for the SAI is available on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:           [envelope]   PHL VARIABLE INSURANCE COMPANY
                                                                  ANNUITY OPERATIONS DIVISION
                                                                  PO Box 8027
                                                                  Boston, MA 02266-8027
                                                     [telephone]  TEL. 800/541-0171

                                TABLE OF CONTENTS


Heading                                                     Page
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GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    5
CONTRACT SUMMARY..........................................    9
FINANCIAL HIGHLIGHTS......................................   12

FINANCIAL STATEMENTS......................................   12
PERFORMANCE HISTORY.......................................   12
THE VARIABLE ACCUMULATION ANNUITY.........................   12
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................   12
INVESTMENTS OF THE SEPARATE ACCOUNT.......................   13
GIA.......................................................   13
MVA.......................................................   14
PURCHASE OF CONTRACTS.....................................   14
DEDUCTIONS AND CHARGES....................................   15
   Annual Administrative Charge...........................   15
   Daily Administrative Fee...............................   15
   Guaranteed Minimum Income Benefit Rider Fee............   15
   Guaranteed Minimum Accumulation Benefit Fee............   16
   Guaranteed Minimum Withdrawal Benefit Fee..............   16
   Market Value Adjustment................................   16
   Mortality and Expense Risk Fee.........................   16
   Surrender Charges......................................   16
   Tax....................................................   17
   Transfer Charge........................................   17
   Reduced Fees, Credits and Excess Interest..............   17
THE ACCUMULATION PERIOD...................................   17
   Accumulation Units.....................................   17
   Accumulation Unit Values...............................   18
   Internet, Interactive Voice Response and
     Telephone Transfers .................................   18
   Disruptive Trading and Market Timing...................   19
   Optional Programs and Riders...........................   20
   Surrender of Contract; Partial Withdrawals.............   25
   Lapse of Contract......................................   26
   Payment Upon Death Before Maturity Date ...............   26
THE ANNUITY PERIOD........................................   27
   Variable Accumulation Annuity Contracts................   27
   Annuity Payment Options ...............................   27
   Payment Upon Death After Maturity Date.................   29
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   29
   Valuation Date.........................................   29
   Valuation Period.......................................   29
   Accumulation Unit Value................................   29
   Net Investment Factor..................................   29
MISCELLANEOUS PROVISIONS..................................   29
   Assignment.............................................   29
   Deferral of Payment ...................................   30
   Free Look Period.......................................   30
   Amendments to Contracts................................   30
   Substitution of Fund Shares............................   30
   Ownership of the Contract..............................   30
FEDERAL INCOME TAXES......................................   30
   Introduction...........................................   30
   Income Tax Status......................................   31
   Taxation of Annuities in General--Non-Qualified Plans..   31
   Additional Considerations..............................   32
   Owner Control..........................................   33
   Diversification Standards .............................   33
   Taxation of Annuities in General--Qualified Plans......   34
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   37
SERVICING AGENT...........................................   37
STATE REGULATION..........................................   37
REPORTS...................................................   37
VOTING RIGHTS.............................................   37
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   38
LEGAL MATTERS.............................................   38
SAI TABLE OF CONTENTS.....................................   38

APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.00 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the step-up amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's schedule page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

BONUS PAYMENT: An amount we add to your contract value when a payment is received from you. Each bonus payment will be treated as earnings under your contract.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond]  Non-qualified plans--$10,000

[diamond]  Individual Retirement Annuity (Rollover IRA only)--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for the following contracts:

[diamond]  Non-qualified plans--$500

[diamond]  Individual Retirement Annuity (Rollover IRA only)--$100

[diamond]  Bank draft program--$25

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------


    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. There are no fees charged at the time that you purchase this contract.


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CONTRACT OWNER TRANSACTION EXPENSES

    Deferred Surrender Charge (as a percentage of amount surrendered:

       Complete Payment Years 0 - 2...................     8%
       Complete Payment Years 3.......................     7%
       Complete Payment Years 4.......................     6%
       Complete Payment Years 5.......................     5%           This table describes the fees and expenses that you will
       Complete Payment Years 6.......................     4%           pay at the time that you purchase the contract, surrender
       Complete Payment Years 7.......................     3%           the contract or transfer value between the subaccounts.
       Complete Payment Years 8+......................    None          State premium taxes may also be deducted.

    Transfer Charge(1)
       Current .......................................    None
       Maximum........................................    $20
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ANNUAL ADMINISTRATIVE CHARGE

    Current...........................................    $35
    Maximum(2)........................................    $35
                                                                        This table describes the fees and expenses that you will
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a                          pay periodically during the time that you own the contract,
percentage of average account value)                                    not including annual fund fees and expenses.

    Mortality and Expense Risk Fee....................   1.475%
    Daily Administrative Fee..........................    .125%
                                                         ------
    Total Annual Separate Account Expenses............   1.600%
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GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB)
OPTIONAL BENEFIT FEES FEE(3) (as a of the greater of
the Guaranteed Amount or Contract Value)
    Current.........................................   0.500%
    Maximum.........................................   1.000%

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE(4) (as a
percentage of the greater of the Guaranteed
Annuitization Value or Contract Value)
    Current.........................................   0.600%
    Maximum.........................................   1.000%
                                                                        This table describes the fees and expenses that you will
5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)                         pay periodically during the time that you own the contract,
FEE(5) (as a percentage of the greater of the Benefit                   not including annual fund fees and expenses,
Amount or the Contract Value)                                           an optional benefit.
    Current.........................................   0.350%
    Maximum.........................................   1.000%

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
FEE(6) (as a percentage of the greater of the Benefit
Amount or Contract Value)
if you elect
    Current.........................................   0.500%
    Maximum.........................................   1.000%

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(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."

(2) This charge is deducted annually on the contract anniversary, on a pro rata basis from each investment option in which you have an interest. See "Deductions and Charges."

(3) The Guaranteed Minimum Accumulation Benefit is an optional benefit. The fee for this benefit will be deducted annually on the contract anniversary only if the benefit is selected and in effect. See "Optional Programs & Riders."
(4) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the benefit is selected and in effect. See "Optional Programs & Riders."
(5) The 5% Guaranteed Minimum Withdrawal Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. The fee charged at the time you elect the Optional Reset may be higher or lower than when you first elected GMWB. The fee, however, will not exceed the maximum charge of 1.000%. See "Optional Programs and Benefits."
(6) The 7% Guaranteed Minimum Withdrawal Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. The fee charged at the time you elect the Optional Reset may be higher or lower than when you first elected GMWB. The fee, however, will not exceed the maximum charge of 1.000%. See "Optional Programs and Benefits."

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ANNUAL FUND OPERATING EXPENSES
                                      Minimum      Maximum              This table shows the minimum and maximum total operating
                                      -------      -------              expenses for the year ended 12/31/04, charged by the fund
    Total Annual Fund Operating                                         companies that you may pay periodically during the time
    Expenses (expenses that are                                         that you own the contract. More detail concerning the
    deducted from the fund assets                                       funds' fees and total and net fund operating expenses can
    include management fees,                                            be found after the Expense Examples and are contained in
    12b-1 fees and other expenses)...  0.29%         2.68%              the fund prospectuses.
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EXPENSE EXAMPLES


These examples will help you compare the cost of investing in the contract if you elect the 7% Guaranteed Minimum
Withdrawal Benefit. These elections will result in the highest total cost of investing in this contract.

If you surrender your contract at the end of the applicable time period, your maximum costs would be:

          1 Year       3 Years     5 Years       10 Years
---------------------------------------------------------
          $1,256       $2,322      $3,203         $5,295

If you annuitize your contract at the end of the applicable time period, your maximum costs would be:

          1 Year       3 Years     5 Years       10 Years
---------------------------------------------------------
          $1,256       $2,322      $2,674         $5,295

If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

          1 Year       3 Years     5 Years       10 Years
---------------------------------------------------------
           $539        $1,611      $2,674         $5,295

These examples will help you compare the cost of investing in
the contract if you elect the 5% Guaranteed Minimum Withdrawal          These  examples are intended to help you compare the cost of
Benefit.                                                                investing in the contract with the cost of investing in
                                                                        other variable annuity contracts. These costs include
If you surrender your contract at the end of the applicable time        contract owner transaction expenses, contract fees,
period, your maximum costs would be:                                    separate account annual expenses, maximum of all applicable rider and benefit fees and the maximum fund fees and
          1 Year       3 Years     5 Years       10 Years               expenses that were charged for the year ended 12/31/04.
---------------------------------------------------------
          $1,243       $2,284      $3,143         $5,186                The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume
If you annuitize your contract at the end of the applicable time        that your investment has a 5% return each year and assumes
period, your maximum costs would be:                                    the maximum fees and expenses of any of the funds.  Your
                                                                        actual costs may be higher or lower based on these
          1 Year       3 Years     5 Years       10 Years               assumptions.
---------------------------------------------------------
          $1,243       $2,284      $2,610         $5,186

If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:
          1 Year       3 Years     5 Years       10 Years
---------------------------------------------------------
           $525        $1,570      $2,610         $5,186

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ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
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                                                           Investment        Rule       Other Operating       Total Annual Fund
                        Series                           Management Fee   12b-1 Fees       Expenses               Expenses
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THE PHOENIX EDGE SERIES FUND
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Phoenix-Aberdeen International                                0.75%          N/A             0.30%                  1.05%
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Phoenix-AIM Growth                                            0.75%          N/A             0.47% (3)              1.22% (6)
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Phoenix-Alger Small-Cap Growth                                0.85%          N/A             0.89% (1)              1.74% (6)
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Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.27% (2)              0.72% (6)
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Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.29%                  1.04%
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Phoenix-Engemann Capital Growth                               0.66%          N/A             0.21%                  0.87%
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Phoenix-Engemann Growth and Income                            0.70%          N/A             0.28% (3)              0.98% (6)
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Phoenix-Engemann Small-Cap Growth                             0.90%          N/A             0.67% (4)              1.57% (6)
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Phoenix-Engemann Strategic Allocation                         0.58%          N/A             0.20%                  0.78%
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Phoenix-Engemann Value Equity                                 0.70%          N/A             0.28% (3)              0.98% (6)
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Phoenix-Goodwin Money Market                                  0.40%          N/A             0.24%                  0.64%
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Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.23%                  0.73%
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Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (5)      N/A             0.58% (2)              1.08% (6)
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Phoenix-Kayne Rising Dividends                                0.70%          N/A             0.75% (1)              1.45% (6)
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Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             1.78% (1)              2.68% (6)
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Phoenix-Lazard International Equity Select                    0.90%          N/A             0.40% (1)              1.30% (6)
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Phoenix-Northern Dow 30                                       0.35%          N/A             0.56% (3)              0.91% (6)
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Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             0.74% (3)              1.09% (6)
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Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.29% (3)              1.34% (6)
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Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.38% (3)              1.43% (6)
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Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.38% (4)              1.18% (6)
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Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.33%                  1.08%
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(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                  Net Annual Fund                                                    Net Annual Fund
                                                  ---------------                                                    ---------------
                Series             Reimbursements    Expenses               Series                    Reimbursements    Expenses
                ------             --------------    --------               ------                    --------------    --------
Phoenix-AIM Growth                        (0.22%)         1.00%     Phoenix-Kayne Small-Cap Quality Value (1.63%)        1.05%
Phoenix-Alger Small-Cap Growth            (0.74%)         1.00%     Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                                 Select                                (0.25%)        1.05%
Index                                     (0.07%)         0.65%     Phoenix-Northern Dow 30               (0.31%)        0.60%
Phoenix-Engemann Growth and Income        (0.03%)         0.95%     Phoenix-Northern Nasdaq-100 Index(R)  (0.49%)        0.60%
Phoenix-Engemann Small-Cap Growth         (0.32%)         1.25%     Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity             (0.03%)         0.95%     Value                                 (0.04%)        1.30%
Phoenix-Goodwin Multi-Sector                                        Phoenix-Sanford Bernstein
Term Bond                                 (0.38%)         0.70%     Small-Cap Value                       (0.13%)        1.30%
Phoenix-Kayne Rising Dividends            (0.60%)         0.85%     Phoenix-Seneca Mid-Cap Growth         (0.03%)        1.15%

    (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                Investment    12b-1 or      Other                     Contractual        After
                                                Management     Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                        Fee          Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%        N/A         0.30%         0.91%          (0.00%)(10)     0.91%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%        N/A         0.31%         1.04%          (0.00%)(10)     1.04%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%        N/A         0.30%         0.91%          (0.00%)(10)     0.91%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%        N/A         0.12%         0.97%          (0.00%)(10)     0.97%
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                 Investment   12b-1 or      Other                     Contractual        After
                                                 Management    Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                         Fee         Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%        0.25% (1)   0.13%         0.98%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%        0.25% (1)   0.14%         0.99%         ---              ---(11)
Shares
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%        0.10%       0.11% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%        0.10%       0.14% (2)     0.82%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%        0.10%       0.10% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%        0.25% (4)   0.15%         1.00%        (0.00%)(10)         1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund       1.25%        0.25%       0.29%         1.79%        (0.00%)(10)         1.79%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%        0.25%       0.19%         1.12%        (0.05%) (5)         1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund             0.61%        0.25%       0.24%         1.10%        (0.01%) (5)         1.09%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79% (3)    0.25% (4)   0.07%         1.11%        (0.00%)(10)         1.11%
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%        0.25%       0.37%         1.37%
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%       N/A          0.48%         0.98%        (0.08%) (6)         0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%       N/A          0.39%         0.89%        (0.00%)(10)         0.89%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%       N/A          0.42%         1.17%        (0.00%)(10)         1.17%
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                     0.90%       N/A          0.73%         1.63%        (0.00%)(10)         1.63%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     0.75%       N/A          0.71%         1.46%        (0.00%)(10)         1.46%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%       N/A          0.73%         1.63%        (0.00%)(10)         1.63%
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%       N/A          0.37%         0.82%        (0.17%) (7)         0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%       N/A          0.09%         0.29%        (0.00%)(10)         0.29%
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%       N/A          0.49%         1.29% (8)     ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%       N/A          0.43%         1.43%        (0.01%) (10)        1.42%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%       N/A          0.19%         1.36%        (0.16%) (10)        1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%       N/A          0.15%         1.10%        (0.10%) (10)        1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%       N/A          0.08%         1.00%        (0.01%) (10)        0.99%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3)  The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.63% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) For the year ending December 31, 2005 and through April 30, 2006, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(7) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(8) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(9) Management fees have been restated to reflect contractual changes to the management fee for the fund and will terminate on April 30, 2006. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(10) The amounts shown under "Contractual Reimbursements & Waivers" as (0.00%) reflect contractual situations where no reimbursements were received because actual fees did not exceed the waiver limits.
(11) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                   Net Annual Fund                                                   Net Annual Fund
                                                   ---------------                                                   ---------------
                Series              Reimbursements    Expenses                Series                  Reimbursements    Expenses
                ------              --------------    --------                ------                  --------------    --------
Federated Fund for U.S. Government                                 VIP Growth Opportunities
Securities II                          (0.26%)         0.72%       Portfolio                             (0.02%)          0.80%
Federated High Income Bond Fund II -                               VIP Growth Portfolio                  (0.03%)          0.75%
Primary Shares                         (0.25%)         0.74%       Technology Portfolio                  (0.14%)          1.15%
VIP Contrafund(R) Portfolio            (0.02%)         0.76%


     (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or
                     eliminated at anytime without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.

    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.

    Certain terms used throughout the prospectus have been defined and can be found in the " Glossary of Special Terms" in the front of this prospectus.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that generally they would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the variable options provide results that vary and depend upon the performance of the underlying mutual funds, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. Please see "GIA" and "MVA" for a detailed discussion of the GIA and MVA, respectively.

    You also select a death benefit option that is suitable in meeting your financial objectives. Each death benefit option differs in the amount of bonus payment you may receive and in how the death benefit is calculated. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond]  You may make payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your payments.

[diamond]  Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond]  Generally, the minimum initial payment is $10,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE


[diamond]  You may choose where your payments are invested in one or more of the subaccounts, the GIA and the MVA. The MVA is not available for investment after the Maturity Date.


[diamond]  We add a bonus payment to each payment we receive from you. The amount of the bonus payment we add to your payment varies based upon the death benefit option you select.


[diamond]  Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Disruptive Trading and Market Timing."

[diamond]  Transfers between the subaccounts and from the subaccounts into the
           MVA are subject to disruptive trading and market timing restrictions. For more information, see "Disruptive Trading and Market Timing." Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see "MVA" and the MVA prospectus.


[diamond]  The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond]  The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1.5 % and 3%).

[diamond]  For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment .or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

WITHDRAWALS

[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond]  Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, each year, 10% of your contract value as of the last contract anniversary may be withdrawn without surrender charges. Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

[diamond]  Withdrawals may be subject to the 10% penalty tax. See "Federal
           Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT
    The death benefit is calculated differently under each death benefit option and the amount varies based on the option selected.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE


[diamond]  5% Guaranteed Minimum Withdrawal Benefit fee (available only on contracts issued on or after July 18, 2005)--the fee equals 0.350% multiplied by the greater of the benefit amount or the Contract Value. For more information, see "Deductions and Charges" below.

[diamond]  7% Guaranteed Minimum Withdrawal Benefit fee (available only on contracts issued on or after July 18, 2005)--the fee equals 0.500% multiplied by the greater of the benefit amount or the Contract Value. For more information, see "Deductions and Charges" below.


[diamond]  Annual Administrative Charge--currently maximum of $35 each year.
           Waived if contract value is $50,000 or more. For more information, see "Deductions and Charges."

[diamond]  Guaranteed Minimum Income Benefit Rider fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]  Guaranteed Minimum Accumulation Benefit fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the greater of the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]  Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."


[diamond]  Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from the amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:


 --------------------------------------------------------------
 Percent               8%  8%   8%  7%   6%  5%   4%  3%   0%
 --------------------------------------------------------------
 Age of Payment in     0    1   2    3   4    5   6    7   8+
 Complete Years
 --------------------------------------------------------------

    For more information, see "Deductions and Charges."

[diamond]  Taxes--from the contract value upon full or partial withdrawals, premium payments or annuitization.

    o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state.

[diamond]  Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond]  Daily administrative fee--0.125% annually. For more information, see
           "Deductions and Charges."

[diamond]  Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

DEATH BENEFIT OPTIONS
    The contract offers two benefit options. You select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation and in the amount of bonus payment we add to your payment.

    The components of each death benefit option are on the Death Benefit Options chart on the next page.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within ten days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the payments made during the Free Look Period. The total amount returned to you will not include the value of the bonus payments made by us. We will absorb any investment losses or gains associated with the bonus payments. The amount returned to you will be the same as if there had been no bonus payments.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

                                                     DEATH BENEFIT OPTIONS CHART
------------------------------------------------------------------------------------------------------------------------------------
                                                        DEATH BENEFIT OPTION 1                    DEATH BENEFIT OPTION 2
------------------------------------------------------------------------------------------------------------------------------------
                                                             Return of                                  Annual
                 Component                                    Premium                                   Step-up
------------------------------------------------------------------------------------------------------------------------------------

Death Benefit(1) on the date of death of the      The greater of:                           The greatest of:
annuitant who has not yet attained age 80
                                                  1. the sum of 100% of premium             1. the sum of 100% of premium
                                                     payments less adjusted partial            payments less adjusted partial
                                                     withdrawals on the claim date; or         withdrawals on the claim date; or

                                                  2. the contract value on the claim        2. the contract value on the claim
                                                     date.                                     date; or

                                                                                            3. the annual step-up amount on the
                                                                                               claim date.
------------------------------------------------------------------------------------------------------------------------------------

Death Benefit(1) on the date of death of the      The greater of:                           The greater of:
annuitant who has attained age 80
                                                  1. the sum of 100% of premium payments    1. the death benefit in effect at the
                                                     less adjusted partial withdrawals on      end of the immediately preceding
                                                     the claim date; or                        contract year prior to the annuitant
                                                                                               turning age 80, plus the sum of 100%
                                                  2. the contract value on the claim date.     of premium payments less adjusted
                                                                                               partial withdrawals made since the
                                                                                               contract year that the annuitant
                                                                                               reached age 80; or

                                                                                            2. the contract value on the claim date.
------------------------------------------------------------------------------------------------------------------------------------
Amount of bonus payment(2)                        5% of each payment received from you.     4% of each payment received from you.
------------------------------------------------------------------------------------------------------------------------------------


(1) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.
(2) See the "Purchase of Contracts--Bonus Payments" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.

    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
    The financial statements of PHL Variable Accumulation Account (Phoenix Premium Edge(R) ), at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 and the unaudited interim condensed financial statements of PHL Variable Insurance Company as of March 31, 2005 and the results of its operations and cash flows for the periods indicated are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Accounts' rates that we credit during a guarantee period.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract issued by PHL Variable is significantly different from a fixed annuity contract (the "contract") in that, unless the GIA or MVA is selected, it is the owner and annuitant under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.

PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056.

    PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA" and "MVA."

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
[diamond]  The Phoenix Edge Series Fund
[diamond]  AIM Variable Insurance Funds
[diamond]  The Alger American Fund
[diamond]  Federated Insurance Series
[diamond]  Fidelity(R) Variable Insurance Products
[diamond]  Franklin Templeton Variable Insurance Products Trust
[diamond]  Lazard Retirement Series
[diamond]  Lord Abbett Series Fund, Inc.
[diamond]  The Rydex Variable Trust
[diamond]  Scudder Investments VIT Funds
[diamond]  The Universal Institutional Funds, Inc.
[diamond]  Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing our Annuity Operations Division or calling us at the address or telephone number provided on the front page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------
    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


    Prior to the maturity date, you may make transfers into the GIA subject to the GIA restrictions detailed below. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond]  Year One:       25% of the total value
[diamond]  Year Two:       33% of remaining value
[diamond]  Year Three:     50% of remaining value
[diamond]  Year Four:      100% of remaining value


    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.


    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS

    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the

Maximum GIA Percentage of contract value. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions are subject to state insurance department approval.


MVA
--------------------------------------------------------------------------------

    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment will be made. The MVA is available only during the accumulation phase of your contract. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the MVA. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your Contract Value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.

    We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date ("window period") to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the subaccounts of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.

    We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contact us to determine the current guarantee periods being offered.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.

    A market value adjustment will not be applied upon the payment of the death benefit.

    The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
MINIMUM PAYMENTS
    Generally, we require minimum payments of:
---------------------------------------------------------------
                         MINIMUM             MINIMUM
PLAN TYPE                INITIAL             SUBSEQUENT
                         PAYMENT             PAYMENT *
----------------------- ------------------- -------------------
Non-qualified            $10,000             $500
plans
----------------------- ------------------- -------------------
Individual Retirement    $2,000              $100
Annuity ("IRA")
---------------------------------------------------------------

* You may authorize your bank to draw from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If you elect a bank draft program, the minimum subsequent payment is $25.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;

(2) the method and frequency of premium payments; and

(3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

BONUS PAYMENT
    We add a bonus payment to your contract value each time we receive a purchase payment from you. The bonus payment is made from our general account. The bonus payment is allocated among the subaccounts, MVA or GIA according to the same allocation schedule in effect for purchase payments. If you return the contract under the right to cancel provision (Free

Look) the amount returned to you will not include the amount of any bonus payments made by us.

    The amount of the bonus payment varies depending upon which death benefit option you selected. The amount of bonus payment under the death benefit option elected is a percentage of each purchase payment and are as follows:

-------------------------------- ------------------------------
DEATH BENEFIT OPTION 1 -         DEATH BENEFIT OPTION 2 -
RETURN OF PREMIUM                ANNUAL STEP-UP
-------------------------------- ------------------------------
5% of purchase payment           4% of purchase payment


    Bonus payments are treated as an increase in the "income in the contract"
(gain) for tax purposes.

    No specific charges are assessed to cover the expenses of the bonus payments. Rather, the combination of the charges and fees within the contract, including the mortality and expense risk fee and the contingent deferred sales charge, are set at a level sufficient to cover the cost of providing bonus payments. As with all contracts we sell, we expect to make a profit from the sale of this contract. However, there are no additional profits inherent with the structure of this contract when compared with the other contracts we sell.

    There may be circumstances where you may be worse off for having purchased a contract with bonus payments as opposed to a contract without bonus payments. We issue a variety of contracts designed to meet different retirement planning goals and other contracts have no bonus payments. These contracts with no bonus payments have mortality and expense risk fees and contingent deferred sales charges that may, for certain contracts, be lower than the charges for this contract. Depending on the length of time you own your contract, and the market performance during that time, the higher expenses associated with this contract may or may not be offset by the bonus payments. You and your financial advisor should decide if you may be better off with one of our other contracts. You and your financial advisor should consider the following:

[diamond]  The length of time you plan to own the contract
[diamond]  The frequency, amount and timing of any withdrawals
[diamond]  The amount of any payments

PAYMENT ALLOCATION
    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

GENERAL
    Usually, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    We reserve the right not to accept future purchase payments. We will provide you 60 days written notice if we choose not to accept a payment.


    For contracts issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA or MVA.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the Administrative Charge described above. This fee is not deducted from the GIA or MVA.

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE

   For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit.


GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE

    Currently, the fee is equal to 0.50%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.00%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. The fee is deducted on each contract anniversary during the term. If this benefit terminates on a contract anniversary prior for any reason other than death or annuitization, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or annuitization, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount bearing a pro rata share of such fee based on the proportionate contract value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payment.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FEE
    The Guaranteed Minimum Withdrawal Benefit became available on July 18, 2005. If the Guaranteed Minimum Withdrawal Benefit is part of your contract, we will deduct a fee. You can elect one of two Withdrawal Limit Percentages and the fee varies based on which one you have elected. For both the 5% and 7% Withdrawal Limit Percentages, we reserve the right to charge up to 1.000%, multiplied by the greater of the Benefit Amount or Contract Value on the day that the fee is deducted. The fee percentage is locked in at the time you elect this benefit.

    Currently, if you elect the 5% Withdrawal Limit Percentage, the fee is equal to 0.350%, multiplied by the greater of the Benefit Amount or Contract Value on the day the fee is deducted.

    Currently, if you elect the 7% Withdrawal Limit Percentage, the fee is equal to 0.500%, multiplied by the greater of the Benefit Amount or Contract Value on the day that the fee is deducted.

    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments.

    If you elect the Guaranteed Minimum Withdrawal Benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Income Benefit.


MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The fee is based on an annual rate of 1.475% and is taken against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives.

We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

SURRENDER CHARGES


    A surrender charge may apply to partial withdrawals or full surrender of the contract prior to the Maturity Date or after the Maturity Date under Annuity Payment Options K or L. The amount of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under annuity payment option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.


    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, each year you may withdraw up to 10% of your contract value as of the last contract anniversary without surrender charges.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

---------------------------------------------------------------
 Percent               8%  8%   8%  7%   6%  5%   4%  3%   0%
---------------------------------------------------------------
 Age of Payment in     0    1   2    3   4    5   6    7   8+
 Complete Years
---------------------------------------------------------------


    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Amounts deducted to pay partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected subaccounts, GIA and MVA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable surrender charges. The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. For more information, see "MVA" or refer to the MVA prospectus.


TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

REDUCED FEES, CREDITS AND EXCESS INTEREST

    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:


(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated purchase payments;

(3) whether there is a preexisting relationship with the company such as being an employee of the company or its affiliates and their spouses; or to employees or agents who retire from the company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate.


    Any reduction or elimination of the mortality and expense risk fee or withdrawal charge or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.


OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity

Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five-day period while the application or order form is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


    You may elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA subject to the limitations established for the GIA and MVA. You can make transfers among one or more of the subaccounts prior to and after the Maturity Date. You can only make transfers to and from the GIA and MVA prior to the Maturity Date. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.


    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a given contract owners transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing. Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

     We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading.

In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

OPTIONAL PROGRAMS AND RIDERS
    If you should elect any of the programs listed below, your limit of 12 transfers per contract year will not be affected.

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of six months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA. There is no charge for participating in this program.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge for participating in this program.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the

Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET ALLOCATION MODEL PROGRAM
    We offer five asset allocation models from which you may choose for use with this benefit. Asset allocation is the distribution of investments among various participating subaccounts and involves decisions about which subaccount should be selected and how much of the total contract value should be allocated to each subaccount. The strategy behind asset allocation models is that diversification among subaccounts may help reduce volatility over the long term.

    PHL Variable and Ibbotson Associates have developed five asset allocation models, each comprised of carefully selected combinations of subaccounts. The asset allocation models approved for use with the GMAB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services. There is no charge associated with participating in this program.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE

    On and before the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005), the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:


    A = the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B = the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C = the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D = any tax that may be due.


    After the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005), the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus
(C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, and any tax that may be due, where:

    A = the guaranteed annuitization value on the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005).

    B = the sum of premium payments made after the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005).

    C = the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005).


    D = any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION


     A Guaranteed Annuitization Value Reduction is an amount determined for each withdrawal that occurs on or after initial election of the GMIB rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those excess withdrawals will reduce the Guaranteed Annuitization Value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the Guaranteed Annuitization Value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.

    The Guaranteed Annuitization Value Reduction is equal to the sum of A and B where:

    A = the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and

    B = (a) multiplied by (b), where:
        (a) = the Guaranteed Annuitization Value immediately prior to the withdrawal less the value determined in "A" above;
        (b) = 1 minus the result of (c) divided by (d), where:
        (c) = the Contract Value after the withdrawal, and
        (d) = the Contract Value before the withdrawal less the value determined in "A" above.


EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

4. each rider anniversary.


TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond]  The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.


[diamond]  The GMIB is irrevocable once elected.

[diamond]  You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")
    The GMAB is available with contracts issued after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a 10-year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the 10-year term. See "Deductions and Charges."


    The benefit is available if each owner and Annuitant are less than 81 years old on the date that this rider is added to the Contract (the "rider date").


    The GMAB is only available if you allocate your premiums to an approved asset allocation model for the term of the benefit. Currently, the asset allocation models approved for use with the GMAB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive


    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services. For more information on the asset allocation models, see "Asset Allocation Model Program."


GUARANTEED AMOUNT


    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:


    A = the contract value on the rider date.

    B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").


    C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.


    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
    If on the last day of the term:

o the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

o the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00;

o the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

o the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

o   the date that a full surrender is made;

o the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

o   the contract annuitizes; or

o   the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
    This optional rider is available only for contracts issued on or after July 18, 2005 and provides for a Guaranteed Minimum Withdrawal Benefit prior to commencement of annuity payments under an Annuity Payment Option. This benefit guarantees that each rider year you may receive payments up to an amount equal to the Withdrawal Limit until your Benefit Amount has been exhausted. You are not required to make withdrawals and will not lose the guarantee if you withdraw less than the Withdrawal Limit. If you do make withdrawals, income taxes, tax penalties and surrender charges may apply. You elect the GMWB and a Withdrawal Limit Percentage on the date that this rider is added to the contract ("rider date") and this election is irrevocable. After the end of every five years, you will have the opportunity to reset the Benefit Amount and elect a new Withdrawal Limit Percentage. If you do elect the Optional Reset, we will terminate the existing rider and issue a new rider to your contract.

    A fee for this benefit is deducted on each contract anniversary. See "Deductions and Charges" above. This rider may not be available on certain qualified plans.

    The GMWB is only available if you allocate your premiums to an approved asset allocation model for the term of the benefit. Currently, the asset allocation models approved for use with the GMWB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services.

    For more information on the asset allocation models, see "Asset Allocation Model Program."

BENEFIT AMOUNT
    The Benefit Amount is the total amount available for future guaranteed payments regardless of investment performance. On the rider date, if the rider is not issued as a result of election of an Optional Reset (see Optional Reset below), the Benefit Amount is calculated by multiplying (A) times (B), where:

    A = Contract Value on the rider date
    B = Benefit Amount Percentage

      The Benefit Amount is recalculated after each subsequent premium payment. The new Benefit Amount is equal to (A) multiplied by (B), added to (C), where:

    A = subsequent premium payment
    B = Benefit Amount Percentage
    C = current Benefit Amount

      The Benefit Amount is recalculated after each withdrawal. The new Benefit Amount is equal to (A) minus (B), where:

    A = Benefit Amount
    B = withdrawal amount

    However, for withdrawal amounts that result in the cumulative withdrawals in a rider year to exceed the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal, then the Benefit Amount is set equal to the Contract Value after the withdrawal. The Benefit Amount may never be less than zero.

    Benefit Amount Percentage: the percentage (between 100% to 120%) by which the Contract Value on the rider date is multiplied to determine the initial Benefit Amount. Currently, for new contracts, the percentage is set equal to 105%. The Benefit Amount Percentage does not change while the rider is in force.

 WITHDRAWAL LIMIT
    On the rider date, the Withdrawal Limit is set to equal the Withdrawal Limit Percentage multiplied by the Benefit Amount.

    The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to (A) multiplied by (B), added to (C), where:

    A = Withdrawal Limit Percentage;

    B = Benefit Amount Percentage multiplied by the premium payment; and

    C = current Withdrawal Limit.

    For withdrawal amounts that result in the cumulative withdrawals in a rider year to exceed the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal, then the Withdrawal Limit will be set equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero. If the Benefit Amount is reduced to zero, then the Withdrawal Limit is equal to zero.

    Withdrawal Limit Percentage: the percentage by which the Benefit Amount on the rider date is multiplied to determine the initial Withdrawal Limit. You choose a percentage at the time you initially elect GMWB and at the time you elect the Optional Reset. Currently you have the choice of two percentages: 5% and 7%; we reserve the right to offer additional percentages in the future.

    If withdrawals in a rider year do not exceed the Withdrawal Limit, no surrender charge will be deducted, even if such withdrawals exceed the free withdrawal amount. If the free withdrawal amount is less than the Withdrawal Limit, withdrawals in excess of the Withdrawal Limit will be subject to a surrender charge.

 OPTIONAL RESET
    Beginning with the fifth rider anniversary, the Benefit Amount may be reset once every five years. This is only permitted if the Contract Value multiplied by the Optional Reset Benefit Amount Percentage is greater than the Benefit Amount on the anniversary immediately prior to the reset. Upon election of the Optional Reset, the current GMWB rider is terminated and a new GMWB rider is issued. At that time, you will be given the opportunity to change the Withdrawal Limit Percentage, if you wish to do so. You must notify us no later than 30 days after the GMWB rider anniversary that you wish to elect the Optional Reset.

    On the date the new rider is issued, the following items will be reset based on the new rider date: Benefit Amount, Benefit Amount Percentage, Contract Value, Optional Reset Benefit Amount Percentage, Withdrawal Limit Percentage and GMWB Fee Percentage. Currently the GMWB Fee Percentages are 0.350% of the greater of the Benefit Amount and the Contract Value for the 5% Withdrawal Limit and 0.500% of the greater of the Benefit Amount and the Contract Value for the 7% Withdrawal Limit. The fee charged at the time that you elect the Optional Reset could be higher or lower than when you first elected GMWB. The fee, however, will not exceed the maximum charge of 1.000%.

    We reserve the right to prohibit the Optional Reset for existing contracts if we no longer offer this GMWB as an additional option on new issues of the contract.

    Optional Reset Benefit Amount Percentage: the percentage (between 100% to 120%) by which the Contract Value on the rider date is multiplied to determine the Benefit Amount upon election of the Optional Reset. Currently, if after five years you elect the Optional Reset, the Optional Reset Benefit Amount Percentage equals 100%. The Optional Reset Benefit Amount Percentage does not change while the rider is in force.

GMWB BENEFIT PAYMENTS
    While the GMWB rider is in force, if the Contract Value is reduced to zero and the Benefit Amount is greater than zero, GMWB Benefit Payments will commence. GMWB Benefit Payments will be paid monthly, in an amount equal to one twelfth of the Withdrawal Limit at the time the Contract Value is reduced to zero. The number of GMWB Benefit Payments will be equal to (A) divided by (B) the result rounded up to the next highest whole number, where:

    A = the Benefit Amount at the time the Contract Value is reduced to zero;
        and

    B = the amount of the GMWB Benefit Payment.

    Except to the extent required under Federal income tax laws, the total annual payments will not exceed the Withdrawal Limit on the date the Contract Value was reduced to zero. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of the monthly payments. Monthly payments made under this rider shall be considered withdrawals from the contract under Federal income tax law, and shall be subject to the same requirements as any other withdrawal. Similarly, for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract may need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GMWB rider itself. Once you begin receiving GMWB Benefit Payments you will be prohibited from making any further premium payments, withdrawals, transfers, surrenders, or commencing annuity payments. In addition, you will be prohibited from electing the Optional Reset or any other optional riders previously available under your contract.

BENEFIT TERMINATION
    This benefit will terminate without value on the occurrence of any of the following events:

[diamond]  full surrender of the contract; or

[diamond]  the commencement of annuity payments; or

[diamond]  death of an owner(or Annuitant if the owner is a non-natural person)
           unless the surviving spouse elects spousal continuation of the contract and benefit; or

[diamond]  change of ownership of the contract for any reason; or

[diamond]  termination of the contract to which this benefit is attached; or

[diamond]  the election of the Optional Reset, if available; or

[diamond] the Contract Value is zero and GMWB Benefit Payments have been completed.


SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under annuity payment options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity

Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise.

Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus for more information. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a partial withdrawal from, or complete surrender of a contract should be mailed to our Annuity Operations Division, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond]  the contract value is zero; or

[diamond]  the annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE WHO RECEIVES PAYMENT
[diamond]  DEATH OF AN OWNER/ANNUITANT
           If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
           If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond]  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
           Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
           If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The death benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond]  CONTINGENT ANNUITANT CONTRACT CONTINUANCE Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The death benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
           If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

AMOUNT OF PAYMENT BEFORE AGE 80
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

[diamond]  DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
    The greater of:

    a) 100% of payments, less adjusted partial withdrawals; or

    b) the contract value on the claim date.

[diamond]  DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
    The greater of:

    a) 100% of payments, less adjusted partial withdrawals; or

    b) the contract value on the claim date; or

    c) the annual step-up amount on the claim date.

AMOUNT OF PAYMENT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond]  DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
    The greater of:

    a) the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

    b) the contract value on the claim date.

[diamond]  DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
    The greater of:

    a) the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

    b)  the contract value on the claim date.

[diamond]  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
    The amount of death benefit payable is equal to the greater of:

    o 100% of payments, less withdrawals; or
    o the contract value on the claim date.

    BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER DEATH BENEFIT OPTION 2 IS SUITABLE FOR THEIR CIRCUMSTANCES.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax" and Appendix C. See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
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    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless you elect a different annuity payment option. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under Individual Retirement Accounts, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the year in which the employee attains age 70 1/2.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under an IRA plan. See "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    You may choose among the available annuity payment options by written request. Contract owners should direct their choice of annuity payment option in writing to our Annuity Operations Division, P.O. Box 8027, Boston, MA 02266-8027. If we do not receive written instruction satisfactory to us on or before the maturity date, we will apply your contract value to Option L, described below.

           The options allow you to choose:

[diamond]  Fixed Payments (Options A, B, D, E, F, G, H): PHL Variable guarantees a minimum rate of return for these options.

[diamond]  Variable Payments (Options I, J, K, L, M, N): Payments under these options depend on subaccount investment performance. There is no guaranteed minimum payment or rate of return.

    The level of annuity payments will depend on the option selected and such factors as the age of the annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The contract and the SAI provide additional information on the methods used for calculating annuity payments.

    The assumed investment rate for variable options is 4.5% on an annual basis. The assumed rate is used to calculate the first annuity payment under variable payment options I, J, K, M and N.

    We make daily deductions from contract values held in subaccounts for mortality and expense risk charges and an administrative fee. These charges affect all the variable payment options. Note that even though PHL Variable assumes no mortality risk under Option K, a mortality charge is still deducted.

    The following descriptions should allow you to compare the basic differences of the currently available annuity payment options. You should contact our Annuity Operations Division well in advance of the date you wish to elect an option for payment estimates under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    It provides a variable payout monthly annuity to the annuitant for life. In the event of the death for the life of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining Annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.

OTHER CONDITIONS
    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to IRA participants. Any annuity payment options elected under regular or Simple IRA contracts must also meet federal income tax distribution requirements. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable payment annuity payment options except Option M.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2. the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

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New Year's Day                    Independence Day
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Martin Luther King, Jr. Day       Labor Day
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Presidents Day                    Thanksgiving Day
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Good Friday                       Christmas Day
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Memorial Day
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VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
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ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERRAL OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times
(a) when the NYSE is closed, other than customary weekend and holiday closings,
(b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within ten days after you receive it and receive in cash the adjusted value of your initial payment calculated without regard to any bonus payment. (A longer Free Look Period may be required by your state.) You may receive more or less than your initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the market value adjustment that can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received from you or on your behalf.

    If you return your contract under the right to cancel provision (Free Look), the total amount returned to you will not include the value of the bonus payments made by us. We will absorb any investment losses or gains associated with the bonus payments. The amount returned to you will be the same as if there had been no bonus payments.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts the GIA and/or MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
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INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans")

under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond]  55% in any 1 investment
[diamond]  70% in any 2 investments
[diamond]  80% in any 3 investments
[diamond]  90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution
                                       35
for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut 06115. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.

    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges
(as described under "Deductions and Charges") may be used as reimbursement for commission payments.

    To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

SERVICING AGENT
--------------------------------------------------------------------------------
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

---------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
---------------------------------------------------------
           2002                            N/A
---------------------------------------------------------
           2003                       $1.7 million
---------------------------------------------------------
           2004                       $2.2 million
---------------------------------------------------------

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------
    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The Table of Contents of the SAI is set forth below:

[diamond]  PHL Variable Insurance Company
[diamond]  Underwriter
[diamond]  Performance History
[diamond]  Calculation of Yield and Return
[diamond]  Calculation of Annuity Payments
[diamond]  Experts
[diamond]  Separate Account Financial Statements
[diamond]  Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES

-------------------------------------------------------------------------------------------------------------------
                                                                               Investment Type
                                                 ------------------------------------------------------------------
                                                 Aggressive                           Growth &
                    Subaccount                     Growth     Conservative   Growth    Income    Income   Specialty
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                         |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                     |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                         |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                              |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                                                                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                        |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                               |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                          |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                             |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                          |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                        |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                         |X|
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     |X|
-------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                      |X|
-------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                   |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                            |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                           |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                              |X|
-------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                         |X|
-------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                             |X|
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                       |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                               |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                      |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Select                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      |X|
-------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                 |X|
-------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                 |X|
-------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Duff &
                                             Phoenix    Phoenix   Phelps                                      Deutsche   Federated
                                            Investment Variable  Investment   AIM     Engemann   Fred Alger    Asset     Investment
                                            Counsel,   Advisors, Management Advisors,   Asset    Management, Management, Management
            Subaccounts                       Inc.       Inc.       Co.       Inc.    Management    Inc.        Inc.      Company
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                     |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                        |X|
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                             |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                              |X|
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Advisors
-----------------------------------------------------------------------------------------------------------------------------
                                             Fidelity                               Morgan
                                            Management Franklin   Lazard     Lord,  Stanley            Templeton   Templeton
                                               and      Mutual     Asset    Abbett Investment  Rydex     Asset      Global
                                             Research  Advisers, Management  & Co. Management  Global  Management, Advisors
            Subaccounts                      Company     LLC        LLC       LLC     Inc.    Advisors    Ltd.     Limited
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
-----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                    |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio             |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                           |X|
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                               |X|
-----------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                       |X|
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
-----------------------------------------------------------------------------------------------------------------------------
Wanger Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------
                                                 Advisors
------------------------------------------------------------------

                                            Templeton   Wanger
                                            Investment   Asset
                                             Counsel,  Management,
            Subaccounts                        LLC        L.P.
------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------
Templeton Foreign Securities Fund              |X|
------------------------------------------------------------------
Templeton Global Asset Allocation Fund         |X|
------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------
Mid-Cap Value Portfolio
------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------
Wanger International Select                               |X|
------------------------------------------------------------------
Wanger International Small Cap                            |X|
------------------------------------------------------------------
Wanger Select                                             |X|
------------------------------------------------------------------
Wanger U.S. Smaller Companies                             |X|
------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Subadvisors
                                              --------------------------------------------------------------------------------------
                                                                                                              Kayne
                                                                                                             Anderson
                                               Aberdeen      AIM        Alliance                              Rudnick       Lazard
                                                Asset       Capital      Capital    Engemann    Fred Alger   Investment     Asset
                                              Management  Management,  Management,    Asset     Management,  Management,  Management
              Subaccounts                        Inc.        Inc.         L.P.      Management     Inc.         LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                                                        Subadvisors
                                              ---------------------------


                                                  Northern      Seneca
                                                   Trust        Capital
                                                Investments,  Management,
              Subaccounts                           N.A.         LLC
-------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-------------------------------------------------------------------------
Phoenix-AIM Growth Series
-------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
-------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
-------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
-------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
-------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
-------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                      |X|
-------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series         |X|
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             |X|
-------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            |X|
-------------------------------------------------------------------------

APPENDIX B - DEDUCTIONS FOR TAXES -- QUALIFIED AND NONQUALIFIED ANNUITY
CONTRACTS
--------------------------------------------------------------------------------

                                  UPON
                                 PREMIUM      UPON
STATE                            PAYMENT  ANNUITIZATION  NONQUALIFIED  QUALIFIED
-----                            -------  -------------  ------------  ---------
California .....................               X             2.35%       0.50%

Maine...........................    X                        2.00*

Nevada..........................               X             3.50

South Dakota....................    X                        1.25**

West Virginia...................               X             1.00        1.00

Wyoming.........................               X             1.00

Commonwealth of Puerto Rico.....               X             1.00        1.00

NOTE: The above premium tax deduction rates are as of January 1, 2005. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Taxes."


---------------------
* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C- FINANCIAL HIGHLIGHTS TABLES (CONDENSED FINANCIAL INFORMATION)
--------------------------------------------------------------------------------

The tables on the following pages give the historical unit values for a single share of each of the available subaccounts. The following tables contain highlights only; more information is in the SAI and in the Separate Account's Annual Report. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  Variable Products Mail Operations
                  PO Box 8027
                  Boston, MA 02266-8027


                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD     END OF PERIOD         (THOUSANDS)
 --------------------------------------------------------------------------------------------------------------------------------
 PHOENIX-ABERDEEN INTERNATIONAL
 ================================================================================================================================
          From 7/11/00* to 12/31/00                                      $2.000               $1.699                 596
          From 1/1/01 to 12/31/01                                        $1.699               $1.269                1,827
          From 1/1/02 to 12/31/02                                        $1.269               $1.064                2,140
          From 1/1/03 to 12/31/03                                        $1.064               $1.381                3,184
          From 1/1/04 to 12/31/04                                        $1.381               $1.641                5,606

 PHOENIX-AIM GROWTH
================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.669                1,457
          From 1/1/01 to 12/31/01                                        $1.669               $1.251                 677
          From 1/1/02 to 12/31/02                                        $1.251               $0.876                5,242
          From 1/1/03 to 12/31/03                                        $0.876               $1.041                8,179
          From 1/1/04 to 12/31/04                                        $1.041               $1.068                7,867

 PHOENIX-ALGER SMALL-CAP GROWTH
 ================================================================================================================================
          From 9/12/02* to 12/31/02                                      $2.000               $2.004                  15
          From 1/1/03 to 12/31/03                                        $2.004               $3.025                 571
          From 1/1/04 to 12/31/04                                        $3.025               $3.040                 719

 PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
 ================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.804                 139
          From 1/1/01 to 12/31/01                                        $1.804               $1.564                1,073
          From 1/1/02 to 12/31/02                                        $1.564               $1.174                1,262
          From 1/1/03 to 12/31/03                                        $1.564               $1.459                1,320
          From 1/1/04 to 12/31/04                                        $1.459               $1.576                1,284

 PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $2.283                 160
          From 1/1/01 to 12/31/01                                        $2.283               $2.395                 647
          From 1/1/02 to 12/31/02                                        $2.395               $2.642                3,780
          From 1/1/03 to 12/31/03                                        $2.642               $3.594                3,245
          From 1/1/04 to 12/31/04                                        $3.594               $4.763                3,662

 PHOENIX-ENGEMANN CAPITAL GROWTH
================================================================================================================================
          From 6/22/00* to 12/31/00                                      $2.000               $1.611                2,531
          From 1/1/01 to 12/31/01                                        $1.611               $1.037                5,151
          From 1/1/02 to 12/31/02                                        $1.037               $0.767                6,429
          From 1/1/03 to 12/31/03                                        $0.767               $0.955                6,944
          From 1/1/04 to 12/31/04                                        $0.955               $0.986                6,679

 PHOENIX-ENGEMANN GROWTH AND INCOME
================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.855                 637
          From 1/1/01 to 12/31/01                                        $1.855               $1.676                2,572
          From 1/1/02 to 12/31/02                                        $1.676               $1.278                3,595
          From 1/1/03 to 12/31/03                                        $1.278               $1.603                4,998
          From 1/1/04 to 12/31/04                                        $1.603               $1.745                7,382

*Date subaccount began operations.


                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD     END OF PERIOD         (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
 PHOENIX-ENGEMANN SMALL-CAP GROWTH
================================================================================================================================
          From 9/25/00* to 12/31/00                                      $2.000               $1.511                 153
          From 1/1/01 to 12/31/01                                        $1.511               $1.089                 907
          From 1/1/02 to 12/31/02                                        $1.089               $0.763                1,724
          From 1/1/03 to 12/31/03                                        $0.763               $1.100                2,412
          From 1/1/04 to 12/31/04                                        $1.100               $1.187                2,727

 PHOENIX-ENGEMANN STRATEGIC ALLOCATION
================================================================================================================================
          From 6/22/00* to 12/31/00                                      $2.000               $1.977                 161
          From 1/1/01 to 12/31/01                                        $1.977               $1.982                 962
          From 1/1/02 to 12/31/02                                        $1.982               $1.724                4,906
          From 1/1/03 to 12/31/03                                        $1.724               $2.034                5,668
          From 1/1/04 to 12/31/04                                        $2.034               $2.151                5,886

 PHOENIX-ENGEMANN VALUE EQUITY
================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.359                 613
          From 1/1/01 to 12/31/01                                        $2.359               $1.904                3,825
          From 1/1/02 to 12/31/02                                        $1.904               $1.462                5,149
          From 1/1/03 to 12/31/03                                        $1.462               $1.783                6,008
          From 1/1/04 to 12/31/04                                        $1.783               $1.981                7,829

 PHOENIX-GOODWIN MONEY MARKET
================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $2.045                 974
          From 1/1/01 to 12/31/01                                        $2.045               $2.089                14,274
          From 1/1/02 to 12/31/02                                        $2.089               $2.085                11,227
          From 1/1/03 to 12/31/03                                        $2.085               $2.066                3,120
          From 1/1/04 to 12/31/04                                        $2.066               $2.049                3,390

 PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
================================================================================================================================
          From 7/3/00* to 12/30/00                                       $2.000               $2.064                 332
          From 1/1/01 to 12/31/01                                        $2.064               $2.154                1,627
          From 1/1/02 to 12/31/02                                        $2.154               $2.331                3,287
          From 1/1/03 to 12/31/03                                        $2.331               $2.630                5,205
          From 1/1/04 to 12/31/04                                        $2.630               $2.764                8,234

 PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
================================================================================================================================
          From 6/4/03* to 12/31/03                                       $2.000               $1.020                2,129
          From 1/1/04 to 12/31/04                                        $1.020               $1.057                7,651

 PHOENIX-KAYNE RISING DIVIDENDS
================================================================================================================================
          From 10/1/02* to 12/31/02                                      $2.000               $1.919                  81
          From 1/1/03 to 12/31/03                                        $1.919               $2.249                2,348
          From 1/1/04 to 12/31/04                                        $2.249               $2.329                2,618

 PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
================================================================================================================================
          From 9/3/02* to 12/31/02                                       $2.000               $2.008                  57
          From 1/1/03 to 12/31/03                                        $2.008               $2.376                 185
          From 1/1/04 to 12/31/04                                        $2.376               $2.939                 420

 PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
================================================================================================================================
          From 9/13/02* to 12/31/02                                      $2.000               $1.904                 111
          From 1/1/03 to 12/31/03                                        $1.904               $2.432                1,069
          From 1/1/04 to 12/31/04                                        $2.432               $2.772                1,860

*Date subaccount began operations.


                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD     END OF PERIOD         (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
 PHOENIX-NORTHERN DOW 30
================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.029                 103
          From 1/1/01 to 12/31/01                                        $2.029               $1.878                 663
          From 1/1/02 to 12/31/02                                        $1.878               $1.561                1,268
          From 1/1/03 to 12/31/03                                        $1.561               $1.957                1,698
          From 1/1/04 to 12/31/04                                        $1.957               $2.016                1,863

 PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
================================================================================================================================
          From 11/2/00* to 12/31/00                                      $2.000               $1.453                  36
          From 1/1/01 to 12/31/01                                        $1.453               $0.957                 780
          From 1/1/02 to 12/31/02                                        $0.957               $0.588                1,781
          From 1/1/03 to 12/31/03                                        $0.588               $0.861                3,411
          From 1/1/04 to 12/31/04                                        $0.861               $0.932                3,381

 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.273                 164
          From 1/1/01 to 12/31/01                                        $2.273               $2.750                1,281
          From 1/1/02 to 12/31/02                                        $2.750               $2.475                2,538
          From 1/1/03 to 12/31/03                                        $2.475               $3.433                3,038
          From 1/1/04 to 12/31/04                                        $3.433               $4.068                3,813

 PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
================================================================================================================================
          From 2/2/01* to 12/31/01                                       $2.000               $2.218                 637
          From 1/1/02 to 12/31/02                                        $2.218               $1.996                1,798
          From 1/1/03 to 12/31/03                                        $1.996               $2.826                2,366
          From 1/1/04 to 12/31/04                                        $2.826               $3.412                2,596

 PHOENIX-SENECA MID-CAP GROWTH
================================================================================================================================
          From 7/11/00* to 12/31/00                                      $2.000               $1.784                1,337
          From 1/1/01 to 12/31/01                                        $1.784               $1.312                3,429
          From 1/1/02 to 12/31/02                                        $1.312               $0.871                4,041
          From 1/1/03 to 12/31/03                                        $0.871               $1.104                4,598
          From 1/1/04 to 12/31/04                                        $1.104               $1.160                3,893

 PHOENIX-SENECA STRATEGIC THEME
================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.510                1,521
          From 1/1/01 to 12/31/01                                        $1.510               $1.079                2,753
          From 1/1/02 to 12/31/02                                        $1.079               $0.690                2,899
          From 1/1/03 to 12/31/03                                        $0.690               $0.933                4,128
          From 1/1/04 to 12/31/04                                        $0.933               $0.968                3,307

 AIM V.I. CAPITAL APPRECIATION FUND
================================================================================================================================
          From 4/17/01* to 12/31/01                                      $2.000               $1.752                 153
          From 1/1/02 to 12/31/02                                        $1.752               $1.304                 765
          From 1/1/03 to 12/31/03                                        $1.304               $1.662                1,782
          From 1/1/04 to 12/31/04                                        $1.662               $1.744                2,298

 AIM V.I. MID CAP CORE EQUITY
================================================================================================================================
          From 12/3/04* to 12/31/04                                      $2.000               $1.610                1,839

*Date subaccount began operations.


                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD     END OF PERIOD         (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. PREMIER EQUITY FUND
================================================================================================================================
          From 4/18/01* to 12/31/01                                      $2.000               $1.895                 375
          From 1/1/02 to 12/31/02                                        $1.895               $1.300                 799
          From 1/1/03 to 12/31/03                                        $1.300               $1.600                1,172
          From 1/1/04 to 12/31/04                                        $1.600               $1.666                1,389

 ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.526                 683
          From 1/1/01 to 12/31/01                                        $1.526               $1.262                2,030
          From 1/1/02 to 12/31/02                                        $1.262               $0.821                2,753
          From 1/1/03 to 12/31/03                                        $0.821               $1.088                4,606
          From 1/1/04 to 12/31/04                                        $1.088               $1.158                5,096

 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.109                 152
          From 1/1/01 to 12/31/01                                        $2.109               $2.221                1,848
          From 1/1/02 to 12/31/02                                        $2.221               $2.383                6,595
          From 1/1/03 to 12/31/03                                        $2.383               $2.400                8,691
          From 1/1/04 to 12/31/04                                        $2.400               $2.447                8,978

 FEDERATED HIGH INCOME BOND FUND II
================================================================================================================================
          From 9/5/00* to 12/31/00                                       $2.000               $1.820                  64
          From 1/1/01 to 12/31/01                                        $1.820               $1.815                 629
          From 1/1/02 to 12/31/02                                        $1.815               $1.811                2,374
          From 1/1/03 to 12/31/03                                        $1.811               $2.178                5,643
          From 1/1/04 to 12/31/04                                        $2.178               $2.367                4,676

 VIP CONTRAFUND(R) PORTFOLIO
================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.863                 361
          From 1/1/01 to 12/31/01                                        $1.863               $1.606                1,477
          From 1/1/02 to 12/31/02                                        $1.606               $1.432                2,455
          From 1/1/03 to 12/31/03                                        $1.432               $1.808                3,997
          From 1/1/04 to 12/31/04                                        $1.808               $2.052                5,917

 VIP GROWTH OPPORTUNITIES PORTFOLIO
================================================================================================================================
          From 7/10/00* to 12/31/00                                      $2.000               $1.681                 124
          From 1/1/01 to 12/31/01                                        $1.681               $1.415                 722
          From 1/1/02 to 12/31/02                                        $1.415               $1.087                1,089
          From 1/1/03 to 12/31/03                                        $1.087               $1.387                1,178
          From 1/1/04 to 12/31/04                                        $1.387               $1.461                1,223

 VIP GROWTH PORTFOLIO
================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.667                 512
          From 1/1/01 to 12/31/01                                        $1.667               $1.349                2,023
          From 1/1/02 to 12/31/02                                        $1.349               $0.927                3,289
          From 1/1/03 to 12/31/03                                        $0.927               $1.211                4,750
          From 1/1/04 to 12/31/04                                        $1.211               $1.230                5,435

*Date subaccount began operations.


                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD     END OF PERIOD         (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
 MUTUAL SHARES SECURITIES FUND
================================================================================================================================
          From 9/15/00* to 12/31/00                                      $2.000               $2.074                  21
          From 1/1/01 to 12/31/01                                        $2.074               $2.185                 406
          From 1/1/02 to 12/31/02                                        $2.185               $1.896                1,316
          From 1/1/03 to 12/31/03                                        $1.896               $2.335                2,396
          From 1/1/04 to 12/31/04                                        $2.335               $2.587                3,156

 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
================================================================================================================================
          From 8/22/00* to 12/31/00                                      $2.000               $1.656                  95
          From 1/1/01 to 12/31/01                                        $1.656               $1.497                 151
          From 1/1/02 to 12/31/02                                        $1.497               $1.471                  94
          From 1/1/03 to 12/31/03                                        $1.471               $2.215                  75
          From 1/1/04 to 12/31/04                                        $2.215               $2.718                  66

 TEMPLETON FOREIGN SECURITIES FUND
 ===============================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.915                 180
          From 1/1/01 to 12/31/01                                        $1.915               $1.583                 803
          From 1/1/02 to 12/31/02                                        $1.583               $1.268                1,313
          From 1/1/03 to 12/31/03                                        $1.268               $1.650                2,099
          From 1/1/04 to 12/31/04                                        $1.650               $1.924                3,054

 TEMPLETON GLOBAL ASSET ALLOCATION FUND
 ===============================================================================================================================
          From 9/5/00* to 12/31/00                                       $2.000               $1.928                  27
          From 1/1/01 to 12/31/01                                        $1.928               $1.709                 122
          From 1/1/02 to 12/31/02                                        $1.709               $1.607                 107
          From 1/1/03 to 12/31/03                                        $1.607               $2.087                  88
          From 1/1/04 to 12/31/04                                        $2.087               $2.377                  81

 TEMPLETON GROWTH SECURITIES FUND
================================================================================================================================
          From 7/11/00* to 12/31/00                                      $2.000               $2.007                  42
          From 1/1/01 to 12/31/01                                        $2.007               $1.949                 412
          From 1/1/02 to 12/31/02                                        $1.949               $1.563                 862
          From 1/1/03 to 12/31/03                                        $1.563               $2.032                2,349
          From 1/1/04 to 12/31/04                                        $2.032               $2.321                2,758

 RYDEX VARIABLE TRUST JUNO FUND
 ===============================================================================================================================
          From 6/5/03* to 12/31/03                                       $2.000               $1.049                 660
          From 1/1/04 to 12/31/04                                        $1.049               $0.923                1,313

 RYDEX VARIABLE TRUST NOVA FUND
================================================================================================================================
          From 6/4/03* to 12/31/03                                       $2.000               $1.213                1,327
          From 1/1/04 to 12/31/04                                        $1.213               $1.368                1,515

 RYDEX VARIABLE TRUST SECTOR ROTATION FUND
================================================================================================================================
          From 6/5/03* to 12/31/03                                       $2.000               $1.150                 487
          From 1/1/04 to 12/31/04                                        $1.150               $1.253                 761

 SCUDDER VIT EAFE(R) EQUITY INDEX FUND
 ===============================================================================================================================
          From 8/8/00* to 12/31/00                                       $2.000               $1.833                  57
          From 1/1/01 to 12/31/01                                        $1.833               $1.358                 305
          From 1/1/02 to 12/31/02                                        $1.358               $1.048                 832
          From 1/1/03 to 12/31/03                                        $1.048               $1.375                1,745
          From 1/1/04 to 12/31/04                                        $1.375               $1.611                2,159

*Date subaccount began operations.


                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                              BEGINNING OF PERIOD     END OF PERIOD         (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
 SCUDDER VIT EQUITY 500 INDEX FUND
================================================================================================================================
          From 11/9/01* to 12/31/01                                      $2.000               $2.107                  26
          From 1/1/02 to 12/31/02                                        $2.107               $1.625                 556
          From 1/1/03 to 12/31/03                                        $1.625               $2.050                3,407
          From 1/1/04 to 12/31/04                                        $2.050               $2.231                4,305

 TECHNOLOGY PORTFOLIO
================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.287                 698
          From 1/1/01 to 12/31/01                                        $1.287               $0.647                1,406
          From 1/1/02 to 12/31/02                                        $0.647               $0.325                1,430
          From 1/1/03 to 12/31/03                                        $0.325               $0.472                2,680
          From 1/1/04 to 12/31/04                                        $0.472               $0.457                2,872

 WANGER INTERNATIONAL SELECT
================================================================================================================================
          From 7/12/00* to 12/31/00                                      $2.000               $1.784                 434
          From 1/1/01 to 12/31/01                                        $1.784               $1.288                 681
          From 1/1/02 to 12/31/02                                        $1.288               $1.073                 955
          From 1/1/03 to 12/31/03                                        $1.073               $1.492                2,080
          From 1/1/04 to 12/31/04                                        $1.492               $1.825                2,146

 WANGER INTERNATIONAL SMALL CAP
================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.478                 683
          From 1/1/01 to 12/31/01                                        $1.478               $1.147                1,697
          From 1/1/02 to 12/31/02                                        $1.147               $0.972                2,240
          From 1/1/03 to 12/31/03                                        $0.972               $1.424                4,794
          From 1/1/04 to 12/31/04                                        $1.424               $1.826                5,621

 WANGER SELECT
================================================================================================================================
          From 7/25/00* to 12/31/00                                      $2.000               $2.051                 100
          From 1/1/01 to 12/31/01                                        $2.051               $2.201                 545
          From 1/1/02 to 12/31/02                                        $2.201               $2.001                 606
          From 1/1/03 to 12/31/03                                        $2.001               $2.574                1,174
          From 1/1/04 to 12/31/04                                        $2.574               $3.022                1,984

 WANGER U.S. SMALLER COMPANIES
================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $2.162                 334
          From 1/1/01 to 12/31/01                                        $2.162               $2.370                1,905
          From 1/1/02 to 12/31/02                                        $2.370               $1.940                3,170
          From 1/1/03 to 12/31/03                                        $1.940               $2.734                4,116
          From 1/1/04 to 12/31/04                                        $2.734               $3.183                4,733

*Date subaccount began operations.

                                     PART B

                             PHOENIX PREMIUM EDGE(R)
             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102-5056                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027


                                  JULY 7, 2005

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated July 7, 2005. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.




                                TABLE OF CONTENTS

                                                                            PAGE

PHL Variable Insurance Company............................................     2

Underwriter...............................................................     2

Performance History.......................................................     2

Calculation of Yield and Return...........................................     6

Calculation of Annuity Payments ..........................................     7

Experts ..................................................................     8

Separate Account Financial Statements.....................................  SA-1

Company Financial Statements..............................................   F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. PHL Variable is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state).

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotation will be blank.


           STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004-DEATH BENEFIT OPTION 1 CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           SINCE
                         SUBACCOUNT                              INCEPTION*         1YR           5YR          10YR      INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                            12/7/1994         17.16%        -4.59%        6.42%        6.16%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                       12/20/1999          0.03%       -11.21%                   -10.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                            8/12/2002         -2.13%                                  19.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                 7/14/1997          5.85%        -5.53%                     2.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series               5/1/1995         31.53%        22.49%                    15.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                           12/7/1994          0.82%       -13.35%        3.70%        3.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                         3/2/1998          6.51%        -3.12%                     2.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                         8/15/2000          5.70%                                  -9.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                     12/7/1994          3.39%         1.36%        8.08%        8.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                              3/2/1998          9.03%         1.67%                     6.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                              12/7/1994         -3.43%         0.73%        2.62%        2.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                 12/7/1994          2.75%         7.15%        7.76%        7.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series               6/2/2003          1.20%                                   2.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                            8/12/2002          1.11%                                   5.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                     8/12/2002         22.22%                                  17.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                8/12/2002         12.07%                                  14.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                  12/20/1999          0.51%        -1.81%                    -1.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                      8/15/2000          6.06%                                 -19.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                    3/2/1998         16.77%        16.00%                     7.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                11/20/2000         19.11%                                  16.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                              3/2/1998          2.63%        -6.38%                     3.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            1/29/1996          1.30%       -11.24%                     5.34%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               3/30/2001          2.53%                                  -1.65%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                12/1/2004                                                 -0.86%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                     3/30/2001          1.65%                                  -4.51%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                         6/5/2000          4.14%                                 -11.52%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                 7/15/1999         -0.59%         4.90%                     4.48%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               7/15/1999          6.49%         3.04%                     2.48%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                       6/5/2000         11.53%                                   0.36%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                6/5/2000          2.98%                                  -6.63%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                              6/5/2000         -0.95%                                  -9.85%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                            5/1/2000          8.73%                                   7.04%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund             5/1/1997         21.21%         1.74%                    -1.85%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                        5/1/1997         14.83%        -0.92%                     4.43%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund                   5/1/1997         11.92%         3.93%                     7.18%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                         5/1/2000         12.24%                                   4.12%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                         4/29/2005          N/A
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                         4/15/2005          N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                      4/15/2005          N/A
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                          4/15/2005          N/A
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                    6/2/2003        -14.42%                                  -6.55%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                    6/2/2003         10.79%                                  21.42%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                         6/2/2003          6.75%                                  14.52%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                            7/15/1999         15.38%        -6.57%                    -3.05%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                               10/29/2001          6.63%                                   3.11%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                            12/20/1999         -5.77%       -23.48%                   -22.08%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                       2/1/1999         20.83%        -0.41%                    10.80%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    5/1/1995         26.96%        -2.87%                    15.18%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                     2/1/1999         15.63%         9.93%                    13.84%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                     5/1/1995         14.62%         5.95%                    15.06%
------------------------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, 5% bonus payment, and deferred surrender charges of 8% and 5% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004--DEATH BENEFIT OPTION 2 CONTRACTS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         SINCE
                          SUBACCOUNT                           INCEPTION*        1YR            5YR         10YR       INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           12/7/1994       16.04%          -4.77%      6.32%          6.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                      12/20/1999       -0.92%         -11.38%                   -10.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                           8/12/2002       -3.06%                                    18.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                7/14/1997        4.84%          -5.72%                     2.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series              5/1/1995       30.27%          22.25%                    15.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                          12/7/1994       -0.14%         -13.52%      3.60%          3.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                        3/2/1998        5.49%          -3.30%                     2.53%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                        8/15/2000        4.69%                                    -9.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                    12/7/1994        2.40%           1.16%      7.97%          8.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                             3/2/1998        7.99%           1.47%                     5.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                             12/7/1994       -4.35%           0.54%      2.52%          2.53%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                12/7/1994        1.77%           6.94%      7.66%          7.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series              6/2/2003        0.23%                                     1.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                           8/12/2002        0.15%                                     5.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                    8/12/2002       21.06%                                    16.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series               8/12/2002       11.00%                                    13.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                 12/20/1999       -0.45%          -1.99%                    -1.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                     8/15/2000        5.05%                                   -19.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                   3/2/1998       15.65%          15.77%                     7.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series               11/20/2000       17.98%                                    16.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             3/2/1998        1.65%          -6.56%                     3.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                           1/29/1996        0.33%         -11.42%                     5.22%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                              3/30/2001       1.55%                                     -1.90%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                               12/1/2004                                                 -1.81%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                    3/30/2001        0.68%                                    -4.76%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        6/5/2000        3.15%                                   -11.71%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                7/15/1999       -1.54%           4.70%                     4.30%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                              7/15/1999        5.48%           2.85%                     2.30%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                      6/5/2000       10.47%                                     0.15%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                               6/5/2000        1.99%                                    -6.82%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                             6/5/2000       -1.89%                                   -10.04%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                           5/1/2000        7.70%                                     6.82%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund            5/1/1997       20.06%           1.55%                    -1.97%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                       5/1/1997       13.73%          -1.11%                     4.30%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund                  5/1/1997       10.86%           3.73%                     7.04%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                        5/1/2000       11.17%                                     3.90%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                        4/29/2005        N/A
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                        4/15/2005        N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                     4/15/2005        N/A
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                         4/15/2005        N/A
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                   6/2/2003      -15.23%                                    -7.11%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   6/2/2003        9.73%                                    20.68%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                        6/2/2003        5.74%                                    13.83%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                           7/15/1999       14.28%          -6.75%                    -3.23%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                              10/29/2001        5.61%                                     2.80%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                           12/20/1999       -6.67%         -23.63%                   -22.23%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                      2/1/1999       19.68%          -0.60%                    10.62%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   5/1/1995       25.75%          -3.06%                    15.06%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                    2/1/1999       14.53%           9.71%                    13.66%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    5/1/1995       13.53%           5.75%                    14.95%
------------------------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, 4% bonus payment, and deferred surrender charges of 8% and 5% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


                                                   NON-STANDARDIZED ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                      1995     1996    1997    1998    1999     2000    2001     2002    2003    2004
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                7.86%  16.77%  10.27%  25.91%   27.46% -17.15%  -25.27% -16.17%  29.76%  18.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                   -12.58%  -25.07% -29.98%  18.89%   2.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                 50.93%   0.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                            29.60%   16.95% -12.88%  -13.32% -24.91%  24.21%   8.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         31.00%  20.13% -22.46%    3.12%  28.73%    4.91%  10.29%  36.06%  32.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series              28.82%  10.79%  19.17%  27.96%   27.63% -19.09%  -35.64% -26.02%  24.47%   3.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                            15.16%  -8.09%   -9.64% -23.75%  25.43%   8.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                             -27.91% -29.95%  44.08%   7.94%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series        16.37%   7.32%  18.83%  18.88%    9.50%  -1.01%    0.23% -12.99%  17.96%   5.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                 22.37%  30.10%  -19.28% -23.18%  21.89%  11.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  4.03%   3.36%   3.52%   3.43%    3.16%   4.34%    2.16%  -0.20%  -0.93%  -0.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series    21.59%  10.63%   9.33%  -5.67%    3.78%   4.79%    4.39%   8.24%  12.74%   5.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                            3.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                 17.19%   3.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                          18.36%  23.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                     27.74%  14.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                               -7.06%   -7.49% -16.85%  25.37%   3.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                          -34.14% -38.58%  46.47%   8.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                      -11.71%  15.06%   21.02% -10.01%  38.72%  18.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                      13.90% -10.00%  41.56%  20.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                 43.34%  11.95%  -26.49% -33.58%  26.77%   5.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                               15.33%  42.41%   52.55% -12.88%  -28.53% -36.02%  35.07%   3.75%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  33.54%  15.70%  11.70%  17.41%   42.32% -12.32%  -24.51% -25.57%  27.45%   4.92%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                            -12.51%  25.30%  12.01%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                        34.09%  13.18%  21.73%  30.31%   27.84% -16.00%  -13.97% -31.38%  23.08%   4.08%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   10.25%  17.78%  55.33%   75.24% -26.03%  -17.29% -34.97%  32.57%   6.46%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II     7.04%   2.54%   6.86%   5.95%   -2.17%   9.23%    5.31%   7.30%   0.73%   1.95%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                  18.48%  12.48%  12.03%   1.07%    0.69% -10.47%   -0.24%  -0.23%  20.26%   8.69%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                 27.88%   22.18%  -8.19%  -13.78% -10.88%  26.30%  13.49%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                          22.53%    2.53% -18.48%  -15.82% -23.17%  27.59%   5.35%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                        37.17%   35.11% -12.48%  -19.05% -31.32%  30.66%   1.61%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                              15.58%  -1.77%   11.78%  11.47%    5.33% -13.22%  23.15%  10.83%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities
Fund                                                               -30.51% -22.30%   50.88% -33.12%   -9.56%  -1.74%  50.55%  22.72%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund          13.66%  21.78%  11.86%   7.31%   21.30%  -3.91%  -17.35% -19.87%  30.10%  16.63%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund     20.33%  16.70%  13.46%   4.42%   20.61%  -1.53%  -11.39%  -5.92%  29.84%  13.87%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund           10.66%  19.04%  11.42%   6.98%   18.92%  -0.13%   -2.89% -19.79%  30.02%  14.17%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                    -4.75%   3.46%   19.13%  16.74%  -18.98%  35.04%  13.06%
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                       6.21%   16.13%  6.17%
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                         27.77%  17.48%  22.68%  11.09%   14.89%  13.95%   -8.21% -19.34%  28.93% 10.86%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                      50.03%    6.33% -11.22%  22.78%  22.07%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                               -12.09%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                              28.00%   21.31% -21.56%  -24.80% -36.75%  36.97%  12.79%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                             27.83%   8.94%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                       19.68%   25.61% -17.98%  -25.90% -22.85%  31.22%  17.16%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                           26.67%   18.48% -10.67%  -13.60% -23.56%  26.11%   8.82%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                        -24.80%  -49.68% -49.79%  45.41%  -3.22%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                  -3.14%  -27.80% -16.65%  38.98%  22.35%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              29.93%  -3.03%  14.49%  122.93% -29.00%  -22.54% -15.21%  46.49%  28.19%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                 7.73%    7.34%  -9.10%  28.64%  17.40%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               44.30%  27.38%   6.97%   23.10%  -9.62%    9.60% -18.14%  40.93%  16.44%
------------------------------------------------------------------------------------------------------------------------------------

              Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.475% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:
    The following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:

Value of hypothetical pre-existing account with exactly one Unit
   at the beginning of the period:..............................        1.000000
Value of the same account (excluding capital changes) at the
   end of the 7-day period:.....................................        0.999979
Calculation:
   Ending account value.........................................        0.999979
   Less beginning account value.................................        1.000000
   Net change in account value..................................       -0.000021
Base period return:
   (Net adjusted change/beginning account value)................       -0.000021
Current yield = return x (365/7) =..............................          -0.11%
Effective yield = [(1 + return)(365/7)] -1 =....................          -0.11%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g. 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II      =  a hypothetical initial payment of $1,000
    R       =  average annual total return for the period
    n       =  number of years in the period
    ERV     =  ending redeemable value of the hypothetical
               $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

The Dow Jones Industrial Average(SM)(1)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
Standard & Poor's 500 Index(R) (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

Lipper Analytical Services
Morningstar, Inc.
Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

Barron's
Business Week
Changing Times
Consumer Reports
Financial Planning
Financial Services Weekly
Financial World
Forbes
Fortune
Investor's Business Daily
Money
The New York Times
Personal Investor
Registered Representative
U.S. News and World Report
The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

The Dow Jones Industrial Average(SM)(1)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
The S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the Guaranteed Interest Account and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e. higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------
    The financial statements of PHL Variable Accumulation Account (Phoenix Premium Edge(R)) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of

    PHL Variable Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.










---------------------------------------------

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

A N N U A L   R E P O R T

                             Phoenix Premium Edge(R)

                                                 V a r i a b l e   A n n u i t y




                P H L  V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                               DECEMBER 31, 2004










                                [LOGO]PHOENIX(R)

                 VA0194AR (C) 2005 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                            PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP           BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH           ENHANCED INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     7,890,257    $    10,035,954    $     1,972,072     $     2,101,096
                                                        =================  =================  =================   =================
     Investment at market                                $     9,213,125    $     8,410,072    $     2,190,205     $     2,026,239
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          9,213,125          8,410,072          2,190,205           2,026,239
LIABILITIES
     Accrued expenses                                             12,126             11,343              2,911               2,691
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     9,200,999    $     8,398,729    $     2,187,294     $     2,023,548
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 5,606,475          7,867,471            719,479           1,283,620
                                                        =================  =================  =================   =================
Unit value                                               $      1.641138    $      1.067526    $      3.040107     $      1.576438
                                                        =================  =================  =================   =================

                                                                                                  PHOENIX-            PHOENIX-
                                                         PHOENIX-DUFF &        PHOENIX-           ENGEMANN            ENGEMANN
                                                           PHELPS REAL         ENGEMANN          GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES   CAPITAL GROWTH         INCOME              GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $    12,692,266    $     9,305,767    $    11,994,281     $     2,841,146
                                                        =================  =================  =================   =================
     Investment at market                                $    17,465,780    $     6,596,554    $    12,883,357     $     3,240,695
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                         17,465,780          6,596,554         12,883,357           3,240,695
LIABILITIES
     Accrued expenses                                             23,232              8,910             17,265               4,367
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $    17,442,548    $     6,587,644    $    12,866,092     $     3,236,328
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 3,661,740          6,679,209          7,382,439           2,726,876
                                                        =================  =================  =================   =================
Unit value                                               $      4.763459    $      0.986291    $      1.742797     $      1.186826
                                                        =================  =================  =================   =================

                                                            PHOENIX-                                                   PHOENIX-
                                                            ENGEMANN            PHOENIX-          PHOENIX-          GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                           ALLOCATION            EQUITY            MARKET               INCOME
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $    12,114,247    $    14,868,170    $     6,955,614     $    21,824,409
                                                        =================  =================  =================   =================
     Investment at market                                $    12,675,790    $    15,530,742    $     6,955,614     $    22,790,190
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                         12,675,790         15,530,742          6,955,614          22,790,190
LIABILITIES
     Accrued expenses                                             17,033             20,755             10,132              30,705
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $    12,658,757    $    15,509,987    $     6,945,482     $    22,759,485
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 5,886,384          7,828,578          3,389,910           8,234,468
                                                        =================  =================  =================   =================
Unit value                                               $      2.150515    $      1.981201    $      2.048869     $      2.763929
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)

                                                            PHOENIX-
                                                         GOODWIN MULTI-                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                          SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                           TERM BOND       RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     7,977,178    $     5,494,895    $     1,019,680     $     4,220,832
                                                        =================  =================  =================   =================
     Investment at market                                $     8,099,937    $     6,105,353    $     1,236,830     $     5,162,102
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          8,099,937          6,105,353          1,236,830           5,162,102
LIABILITIES
     Accrued expenses                                             10,933              8,220              1,531               6,764
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     8,089,004    $     6,097,133    $     1,235,299     $     5,155,338
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 7,650,927          2,617,666            420,364           1,859,635
                                                        =================  =================  =================   =================
Unit value                                               $      1.057258    $      2.329225    $      2.938639     $      2.772230
                                                        =================  =================  =================   =================

                                                                             PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD     ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE               VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     1,354,196    $     4,251,057    $     7,033,883     $     2,558,522
                                                        =================  =================  =================   =================
     Investment at market                                $     1,482,759    $     4,437,007    $     8,354,577     $     3,231,581
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          1,482,759          4,437,007          8,354,577           3,231,581
LIABILITIES
     Accrued expenses                                              1,866              5,958             11,121               4,195
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     1,480,893    $     4,431,049    $     8,343,456     $     3,227,386
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   494,702          1,695,403          2,977,626           1,084,049
                                                        =================  =================  =================   =================
Unit value                                               $      2.993505    $      2.613566    $      2.802050     $      2.977159
                                                        =================  =================  =================   =================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                             PHOENIX-         NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                          NORTHERN DOW 30      INDEX(R)           CAP VALUE           CAP VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     3,385,437    $     2,755,357    $    12,459,953     $     6,935,190
                                                        =================  =================  =================   =================
     Investment at market                                $     3,760,195    $     3,156,158    $    15,529,298     $     8,869,963
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          3,760,195          3,156,158         15,529,298           8,869,963
LIABILITIES
     Accrued expenses                                              5,247              4,232             20,989              12,331
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     3,754,948    $     3,151,926    $    15,508,309     $     8,857,632
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 1,862,770          3,380,724          3,812,565           2,596,351
                                                        =================  =================  =================   =================
Unit value                                               $      2.015787    $      0.932323    $      4.067684     $      3.411569
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)

                                                          PHOENIX-SENECA     PHOENIX-SENECA   AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                          MID-CAP GROWTH    STRATEGIC THEME     APPRECIATION         CORE EQUITY
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     6,137,390    $     4,951,299    $     3,444,622     $     1,917,473
                                                        =================  =================  =================   =================
     Investment at market                                $     4,520,464    $     3,204,732    $     4,014,413     $     1,870,921
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          4,520,464          3,204,732          4,014,413           1,870,921
LIABILITIES
     Accrued expenses                                              6,082              4,349              5,319               2,248
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     4,514,382    $     3,200,383    $     4,009,094     $     1,868,673
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 3,892,652          3,307,476          2,298,485           1,838,922
                                                        =================  =================  =================   =================
Unit value                                               $      1.159719    $      0.967621    $      1.744233     $      1.016178
                                                        =================  =================  =================   =================

                                                                                               FEDERATED FUND      FEDERATED HIGH
                                                                             ALGER AMERICAN       FOR U.S.          INCOME BOND
                                                         AIM V.I. PREMIER       LEVERAGED        GOVERNMENT           FUND II --
                                                             EQUITY              ALLCAP         SECURITIES II      PRIMARY SHARES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     2,275,213    $     5,138,748    $    21,953,444     $     9,885,225
                                                        =================  =================  =================   =================
     Investment at market                                $     2,316,624    $     5,909,243    $    21,997,489     $    11,085,008
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          2,316,624          5,909,243         21,997,489          11,085,008
LIABILITIES
     Accrued expenses                                              3,051              7,955             29,512              14,973
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     2,313,573    $     5,901,288    $    21,967,977     $    11,070,035
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 1,389,063          5,095,619          8,977,866           4,676,279
                                                        =================  =================  =================   =================
Unit value                                               $      1.665564    $      1.158110    $      2.446904     $      2.367274
                                                        =================  =================  =================   =================

                                                                               VIP GROWTH                          MUTUAL SHARES
                                                         VIP CONTRAFUND(R)    OPPORTUNITIES      VIP GROWTH          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     9,862,609    $     1,481,569    $     6,043,991     $     6,913,586
                                                        =================  =================  =================   =================
     Investment at market                                $    12,159,555    $     1,790,166    $     6,694,802     $     8,177,571
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                         12,159,555          1,790,166          6,694,802           8,177,571
LIABILITIES
     Accrued expenses                                             15,972              2,401              8,914              10,833
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $    12,143,583    $     1,787,765    $     6,685,888     $     8,166,738
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 5,916,922          1,223,396          5,434,859           3,156,363
                                                        =================  =================  =================   =================
Unit value                                               $      2.052348    $      1.461314    $      1.230186     $      2.587389
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)

                                                           TEMPLETON
                                                           DEVELOPING         TEMPLETON           TEMPLETON          TEMPLETON
                                                            MARKETS            FOREIGN          GLOBAL ASSETS          GROWTH
                                                           SECURITIES         SECURITIES          SECURITIES         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       113,435    $     5,048,895    $       167,816     $     5,097,643
                                                        =================  =================  =================   =================
     Investment at market                                $       179,526    $     5,884,196    $       192,990     $     6,407,723
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            179,526          5,884,196            192,990           6,407,723
LIABILITIES
     Accrued expenses                                                238              7,797                256               8,503
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       179,288    $     5,876,399    $       192,734     $     6,399,220
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    65,968          3,053,621             81,095           2,757,671
                                                        =================  =================  =================   =================
Unit value                                               $      2.717805    $      1.924403    $      2.376642     $      2.320516
                                                        =================  =================  =================   =================

                                                         RYDEX VARIABLE     RYDEX VARIABLE     RYDEX VARIABLE        SCUDDER VIT
                                                             TRUST              TRUST           TRUST SECTOR        EAFE(R) EQUITY
                                                             JUNO               NOVA              ROTATION              INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     1,384,994    $     1,589,528    $       844,846     $     2,858,703
                                                        =================  =================  =================   =================
     Investment at market                                $     1,213,021    $     2,074,784    $       955,400     $     3,482,225
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          1,213,021          2,074,784            955,400           3,482,225
LIABILITIES
     Accrued expenses                                              1,611              2,664              1,270               4,496
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     1,211,410    $     2,072,120    $       954,130     $     3,477,729
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 1,313,139          1,514,911            761,246           2,158,832
                                                        =================  =================  =================   =================
Unit value                                               $      0.922530    $      1.367817    $      1.253379     $      1.610931
                                                        =================  =================  =================   =================

                                                          SCUDDER VIT                              WANGER              WANGER
                                                           EQUITY 500                           INTERNATIONAL       INTERNATIONAL
                                                             INDEX            TECHNOLOGY           SELECT             SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     8,183,993    $     2,433,678    $     3,254,673     $     7,587,218
                                                        =================  =================  =================   =================
     Investment at market                                $     9,614,919    $     1,315,395    $     3,922,670     $    10,275,715
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          9,614,919          1,315,395          3,922,670          10,275,715
LIABILITIES
     Accrued expenses                                             12,515              1,786              5,155              13,476
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     9,602,404    $     1,313,609    $     3,917,515     $    10,262,239
                                                        =================  =================  =================   =================
Accumulation units outstanding                                 4,304,770          2,871,609          2,146,146           5,620,949
                                                        =================  =================  =================   =================
Unit value                                               $      2.230643    $      0.457447    $      1.825372     $      1.825713
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)

                                                                              WANGER U.S.
                                                             WANGER            SMALLER
                                                             SELECT           COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
ASSETS
     Investment at cost                                  $     4,798,280    $    10,575,550
                                                        =================  =================
     Investment at market                                $     6,003,297    $    15,085,729
                                                        -----------------  -----------------
         Total assets                                          6,003,297         15,085,729
LIABILITIES
     Accrued expenses                                              7,114             20,107
                                                        -----------------  -----------------
NET ASSETS                                               $     5,996,183    $    15,065,622
                                                        =================  =================
Accumulation units outstanding                                 1,984,434          4,732,853
                                                        =================  =================
Unit value                                               $      3.021609    $      3.183201
                                                        =================  =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP           BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH           ENHANCED INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $      204,352     $        7,864     $            -      $       28,669
Expenses
     Mortality and expense fees                                   98,906            134,053             34,362              31,820
     Indexing (gain) loss                                          2,824              1,960                572                 553
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     102,622           (128,149)           (34,934)             (3,704)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  26,391              5,323            (25,370)             13,226
Net realized gain distribution from Fund                               -                  -             34,652                   -
Net change in unrealized appreciation (depreciation)
     on investment                                             1,279,378            313,164            (13,281)            124,963
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                  1,305,769            318,487             (3,999)            138,189
Net increase (decrease) in net assets resulting from
     operations                                          $     1,408,391    $       190,338    $       (38,933)    $       134,485
                                                        =================  =================  =================   =================

                                                                                                  PHOENIX-            PHOENIX-
                                                         PHOENIX-DUFF &        PHOENIX-           ENGEMANN            ENGEMANN
                                                           PHELPS REAL         ENGEMANN          GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES   CAPITAL GROWTH         INCOME              GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $       347,171    $        56,386    $       132,526     $             -
Expenses
     Mortality and expense fees                                  219,633            106,148            155,380              51,256
     Indexing (gain) loss                                          7,538              1,606              2,775               1,253
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     120,000            (51,368)           (25,629)            (52,509)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                (195,091)            32,594            (29,821)            (27,200)
Net realized gain distribution from Fund                       1,394,049                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                             2,527,605            232,893            992,009             272,030
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                  3,726,563            265,487            962,188             244,830
Net increase (decrease) in net assets resulting from
     operations                                          $     3,846,563    $       214,119    $       936,559     $       192,321
                                                        =================  =================  =================   =================

                                                            PHOENIX-                                                   PHOENIX-
                                                            ENGEMANN            PHOENIX-          PHOENIX-          GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                           ALLOCATION            EQUITY            MARKET               INCOME
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $       327,074    $       112,957    $        72,563     $     1,269,703
Expenses
     Mortality and expense fees                                  199,916            188,518            144,221             326,380
     Indexing (gain) loss                                          2,733              3,482              1,202               3,799
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     124,425            (79,043)           (72,860)            939,524
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                 (17,994)            76,324                  -             (13,823)
Net realized gain distribution from Fund                         319,224                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                               234,872          1,540,731                  -             173,231
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    536,102          1,617,055                  -             159,408
Net increase (decrease) in net assets resulting from
     operations                                          $       660,527    $     1,538,012   $        (72,860)    $     1,098,932
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                            PHOENIX-
                                                         GOODWIN MULTI-                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                          SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                           TERM BOND       RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $       277,078    $        84,881    $         8,464     $        52,609
Expenses
     Mortality and expense fees                                   96,862             96,271             10,825              62,957
     Indexing (gain) loss                                          1,031              1,436                282               1,359
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     179,185            (12,826)            (2,643)            (11,707)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   3,474             (2,851)              (460)             (3,254)
Net realized gain distribution from Fund                               -                  -             10,910              28,352
Net change in unrealized appreciation (depreciation)
     on investment                                               103,138            210,881            162,968             574,168
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    106,612            208,030            173,418             599,266
Net increase (decrease) in net assets resulting from
     operations                                          $       285,797    $       195,204    $       170,775     $       587,559
                                                        =================  =================  =================   =================

                                                                             PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD     ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE               VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $       212,317    $        60,218     $        12,947
Expenses
     Mortality and expense fees                                   21,111             63,583            105,115              35,347
     Indexing (gain) loss                                            481                784              2,032                 906
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     (21,592)           147,950            (46,929)            (23,306)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                 (24,045)             5,047            (12,609)              2,825
Net realized gain distribution from Fund                         114,817             57,654             33,228              18,653
Net change in unrealized appreciation (depreciation)
     on investment                                                44,279             54,956            765,945             501,600
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    135,051            117,657            786,564             523,078
Net increase (decrease) in net assets resulting from
     operations                                          $       113,459    $       265,607    $       739,635     $       499,772
                                                        =================  =================  =================   =================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                             PHOENIX-         NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                          NORTHERN DOW 30      INDEX(R)           CAP VALUE           CAP VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        66,696    $        17,514    $        23,634     $             -
Expenses
     Mortality and expense fees                                   63,915             47,960            207,866             121,446
     Indexing (gain) loss                                            890                883              4,878               3,012
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       1,891            (31,329)          (189,110)           (124,458)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                 (18,771)           (71,983)            15,104              20,730
Net realized gain distribution from Fund                               -                  -          1,070,950             710,448
Net change in unrealized appreciation (depreciation)
     on investment                                               102,726            259,350          1,420,657             883,899
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     83,955            187,367          2,506,711           1,615,077
Net increase (decrease) in net assets resulting from
     operations                                          $        85,846    $      156,038     $     2,317,601      $    1,490,619
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                          PHOENIX-SENECA     PHOENIX-SENECA   AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                          MID-CAP GROWTH    STRATEGIC THEME     APPRECIATION         CORE EQUITY
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             -    $             -     $         2,713
Expenses
     Mortality and expense fees                                   74,201             54,335             55,419               2,249
     Indexing (gain) loss                                          1,358                880                915                  54
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     (75,559)           (55,215)           (56,334)                410
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   5,309             58,447            (14,224)                 (4)
Net realized gain distribution from Fund                               -                  -                  -              80,061
Net change in unrealized appreciation (depreciation)
     on investment                                               254,475             88,083            243,163             (46,552)
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    259,784            146,530            228,939              33,505
Net increase (decrease) in net assets resulting from
     operations                                          $       184,225    $        91,315    $       172,605     $        33,915
                                                        =================  =================  =================   =================

                                                                                               FEDERATED FUND      FEDERATED HIGH
                                                                             ALGER AMERICAN       FOR U.S.          INCOME BOND
                                                         AIM V.I. PREMIER       LEVERAGED        GOVERNMENT           FUND II --
                                                             EQUITY              ALLCAP         SECURITIES II      PRIMARY SHARES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        10,314    $             -    $       967,657     $       921,179
Expenses
     Mortality and expense fees                                   31,509             91,924            346,726             179,909
     Indexing (gain) loss                                            501              1,914              3,349               2,056
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     (21,696)           (93,838)           617,582             739,214
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                    (862)           (74,980)             4,333            (103,020)
Net realized gain distribution from Fund                               -                  -            112,998                   -
Net change in unrealized appreciation (depreciation)
     on investment                                               119,297            470,294           (314,244)            277,015
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    118,435            395,314           (196,913)            173,995
Net increase (decrease) in net assets resulting from
     operations                                          $        96,739    $       301,476    $       420,669     $       913,209
                                                        =================  =================  =================   =================

                                                                               VIP GROWTH                          MUTUAL SHARES
                                                         VIP CONTRAFUND(R)    OPPORTUNITIES      VIP GROWTH          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        20,213    $         7,716    $        10,551     $        59,413
Expenses
     Mortality and expense fees                                  155,895             26,858            104,414             115,694
     Indexing (gain) loss                                          3,387                454              1,693               2,124
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                    (139,069)           (19,596)           (95,556)            (58,405)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                 270,795             (1,619)           (89,869)                368
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                             1,215,707            106,168            202,713             818,050
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                  1,486,502            104,549            112,844             818,418
Net increase (decrease) in net assets resulting from
     operations                                          $     1,347,433    $        84,953    $        17,288     $       760,013
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                           TEMPLETON
                                                           DEVELOPING         TEMPLETON           TEMPLETON          TEMPLETON
                                                            MARKETS            FOREIGN          GLOBAL ASSET           GROWTH
                                                           SECURITIES         SECURITIES          ALLOCATION         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         3,135    $        47,201    $         4,787     $        66,795
Expenses
     Mortality and expense fees                                    2,714             70,920              2,767              87,907
     Indexing (gain) loss                                             84              1,655                 63               1,897
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         337            (25,374)             1,957             (23,009)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   7,208              6,908              3,596             (23,092)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                27,748            777,096             18,546             773,837
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     34,956            784,004             22,142             750,745
Net increase (decrease) in net assets resulting from
     operations                                          $        35,293    $       758,630    $        24,099     $       727,736
                                                        =================  =================  =================   =================

                                                         RYDEX VARIABLE     RYDEX VARIABLE     RYDEX VARIABLE        SCUDDER VIT
                                                             TRUST              TRUST           TRUST SECTOR        EAFE(R) EQUITY
                                                             JUNO               NOVA              ROTATION              INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $           901    $             -     $        59,241
Expenses
     Mortality and expense fees                                   18,533             30,827             14,897              42,396
     Indexing (gain) loss                                             56                638                274               1,039
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     (18,589)           (30,564)           (15,171)             15,806
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                 (32,176)           (11,877)           (16,149)             25,596
Net realized gain distribution from Fund                          15,813                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                              (147,594)           244,891             77,065             422,943
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                   (163,957)           233,014             60,916             448,539
Net increase (decrease) in net assets resulting from
     operations                                          $      (182,546)   $       202,450    $        45,745     $       464,345
                                                        =================  =================  =================   =================

                                                          SCUDDER VIT                              WANGER              WANGER
                                                           EQUITY 500                           INTERNATIONAL       INTERNATIONAL
                                                             INDEX            TECHNOLOGY           SELECT             SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        92,561    $             -    $        12,353     $        59,541
Expenses
     Mortality and expense fees                                  131,976             21,449             50,722             134,557
     Indexing (gain) loss                                          2,299                385              1,312               3,629
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     (41,714)           (21,834)           (39,681)            (78,645)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                 (50,405)           (28,279)           138,498             (22,609)
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                               735,595            (25,941)           516,372           2,234,776
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    685,190            (54,220)           654,870           2,212,167
Net increase (decrease) in net assets resulting from
     operations                                          $       643,476    $       (76,054)   $       615,189     $     2,133,522
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                              WANGER U.S.
                                                             WANGER            SMALLER
                                                             SELECT           COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
Investment income
     Distributions                                       $             -    $             -
Expenses
     Mortality and expense fees                                   64,012            210,556
     Indexing (gain) loss                                          1,487              4,947
                                                        -----------------  -----------------
Net investment income (loss)                                     (65,499)          (215,503)
                                                        -----------------  -----------------
Net realized gain (loss) from share transactions                 (51,145)            (1,085)
Net realized gain distribution from Fund                           3,460                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               707,536          2,283,162
                                                        -----------------  -----------------
Net gain (loss) on investment                                    659,851          2,282,077
Net increase (decrease) in net assets resulting from
     operations                                          $       594,352    $     2,066,574
                                                        =================  =================









Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2004

                                                            PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP           BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH           ENHANCED INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $       102,622    $      (128,149)   $       (34,934)    $        (3,704)
         Net realized gain (loss)                                 26,391              5,323              9,282              13,226
         Net change in unrealized appreciation
            (depreciation) on investment                       1,279,378            313,164            (13,281)            124,963
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                    1,408,391            190,338            (38,933)            134,485
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    837,904            254,031            477,302              94,388
         Participant transfers                                 2,975,484(e)          90,144            210,160             186,294
         Participant withdrawals                                (417,952)          (650,777)          (188,337)           (316,510)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                      3,395,436           (306,602)           499,125             (35,828)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        4,803,827           (116,264)           460,192              98,657
NET ASSETS
     Beginning of period                                       4,397,172          8,514,993          1,727,102           1,924,891
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $     9,200,999    $     8,398,729    $     2,187,294     $     2,023,548
                                                        =================  =================  =================   =================

                                                                                                  PHOENIX-            PHOENIX-
                                                         PHOENIX-DUFF &        PHOENIX-           ENGEMANN            ENGEMANN
                                                           PHELPS REAL         ENGEMANN          GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES   CAPITAL GROWTH         INCOME              GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $       120,000    $       (51,368)   $       (25,629)    $       (52,509)
         Net realized gain (loss)                              1,198,958             32,594            (29,821)            (27,200)
         Net change in unrealized appreciation
            (depreciation) on investment                       2,527,605            232,893            992,009             272,030
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                    3,846,563            214,119            936,559             192,321
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                  1,290,111            647,117            561,587             361,718
         Participant transfers                                 1,619,557           (143,993)(c)      4,130,572 (b)         238,705
         Participant withdrawals                                (975,927)          (759,981)          (775,583)           (208,295)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                      1,933,741           (256,857)         3,916,576             392,128
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        5,780,304            (42,738)         4,853,135             584,449
NET ASSETS
     Beginning of period                                      11,662,244          6,630,382          8,012,957           2,651,879
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $    17,442,548    $     6,587,644    $    12,866,092     $     3,236,328
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                            PHOENIX-                                                   PHOENIX-
                                                            ENGEMANN            PHOENIX-          PHOENIX-          GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                           ALLOCATION            EQUITY            MARKET               INCOME
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $       124,425    $       (79,043)   $       (72,860)    $      939,524
         Net realized gain (loss)                                301,230             76,324                  -            (13,823)
         Net change in unrealized appreciation
            (depreciation) on investment                         234,872          1,540,731                  -            173,231
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                      660,527          1,538,012            (72,860)         1,098,932
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    883,129            852,357          3,676,149          2,267,472
         Participant transfers                                 1,432,192          3,361,746 (d)     (1,652,779)         7,432,882(a)
         Participant withdrawals                              (1,844,519)          (954,638)        (1,450,252)        (1,723,728)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        470,802          3,259,465            573,118          7,976,626
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        1,131,329          4,797,477            500,258          9,075,558
NET ASSETS
     Beginning of period                                      11,527,428         10,712,510          6,445,224         13,683,927
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $    12,658,757    $    15,509,987    $     6,945,482     $   22,759,485
                                                        =================  =================  =================   =================

                                                            PHOENIX-
                                                         GOODWIN MULTI-                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                          SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                           TERM BOND       RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
        Net investment income (loss)                     $       179,185    $       (12,826)   $        (2,643)    $       (11,707)
         Net realized gain (loss)                                  3,474             (2,851)            10,450              25,098
         Net change in unrealized appreciation
            (depreciation) on investment                         103,138            210,881            162,968             574,168
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                      285,797            195,204            170,775             587,559
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                  1,495,589            615,986             50,329             678,058
         Participant transfers                                 4,551,575            446,694            591,899           1,519,556
         Participant withdrawals                                (415,739)          (441,718)           (16,829)           (230,524)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                      5,631,425            620,962            625,399           1,967,090
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        5,917,222            816,166            796,174           2,554,649
NET ASSETS
     Beginning of period                                       2,171,782          5,280,967            439,125           2,600,689
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $     8,089,004    $     6,097,133    $     1,235,299     $     5,155,338
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                             PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD     ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE               VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $       (21,592)   $       147,950    $       (46,929)    $       (23,306)
         Net realized gain (loss)                                 90,772             62,701             20,619              21,478
         Net change in unrealized appreciation
            (depreciation) on investment                          44,279             54,956            765,945             501,600
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                      113,459            265,607            739,635             499,772
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    318,561            753,353            861,874             211,049
         Participant transfers                                   233,421          1,191,952          2,811,642           1,210,166
         Participant withdrawals                                 (84,734)          (382,086)          (389,299)           (128,060)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        467,248          1,563,219          3,284,217           1,293,155
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          580,707          1,828,826          4,023,852           1,792,927
NET ASSETS
     Beginning of period                                         900,186          2,602,223          4,319,604           1,434,459
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $     1,480,893    $     4,431,049    $     8,343,456     $     3,227,386
                                                        =================  =================  =================   =================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                             PHOENIX-         NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                          NORTHERN DOW 30      INDEX(R)           CAP VALUE           CAP VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         1,891    $       (31,329)   $      (189,110)    $      (124,458)
         Net realized gain (loss)                                (18,771)           (71,983)         1,086,054             731,178
         Net change in unrealized appreciation
            (depreciation) on investment                         102,726            259,350          1,420,657             883,899
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       85,846            156,038          2,317,601           1,490,619
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    162,723            293,073          1,088,195             332,220
         Participant transfers                                   579,962            104,357          2,929,799           1,123,103
         Participant withdrawals                                (396,568)          (338,785)        (1,260,278)           (776,399)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        346,117             58,645          2,757,716             678,924
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          431,963            214,683          5,075,317           2,169,543
NET ASSETS
     Beginning of period                                       3,322,985          2,937,243         10,432,992           6,688,089
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $     3,754,948    $     3,151,926    $    15,508,309     $     8,857,632
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                          PHOENIX-SENECA     PHOENIX-SENECA   AIM V.I. CAPITAL   AIM V.I. MID-CAP
                                                          MID-CAP GROWTH    STRATEGIC THEME     APPRECIATION        CORE EQUITY
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $       (75,559)   $       (55,215)   $       (56,334)   $           410
         Net realized gain (loss)                                  5,309             58,447            (14,224)            80,057
         Net change in unrealized appreciation
            (depreciation) on investment                         254,475             88,083            243,163            (46,552)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                      184,225             91,315            172,605             33,915
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    207,139            304,363            449,147                 27
         Participant transfers                                  (548,480)          (741,214)           632,543          1,839,150(f)
         Participant withdrawals                                (406,661)          (304,253)          (207,008)            (4,419)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                       (748,002)          (741,104)           874,682          1,834,758
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (563,777)          (649,789)         1,047,287          1,868,673
NET ASSETS
     Beginning of period                                       5,078,159          3,850,172          2,961,807                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $     4,514,382    $     3,200,383    $     4,009,094    $     1,868,673
                                                        =================  =================  =================  =================

                                                                                               FEDERATED FUND     FEDERATED HIGH
                                                                             ALGER AMERICAN       FOR U.S.         INCOME BOND
                                                         AIM V.I. PREMIER       LEVERAGED        GOVERNMENT          FUND II --
                                                             EQUITY              ALLCAP         SECURITIES II     PRIMARY SHARES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $       (21,696)   $       (93,838)   $       617,582    $       739,214
         Net realized gain (loss)                                   (862)           (74,980)           117,331          (103,020)
         Net change in unrealized appreciation
            (depreciation) on investment                         119,297            470,294           (314,244)           277,015
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       96,739            301,476            420,669            913,209
                                                        -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    240,791            536,572          1,729,086            691,780
         Participant transfers                                   230,792            522,277            829,813         (1,838,919)
         Participant withdrawals                                (129,782)          (469,946)        (1,870,911)          (985,829)
                                                        -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        341,801            588,903            687,988         (2,132,968)
                                                        -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          438,540            890,379          1,108,657         (1,219,759)
NET ASSETS
     Beginning of period                                       1,875,033          5,010,909         20,859,320         12,289,794
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                       $     2,313,573    $     5,901,288    $    21,967,977    $    11,070,035
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                               VIP GROWTH                          MUTUAL SHARES
                                                         VIP CONTRAFUND(R)    OPPORTUNITIES      VIP GROWTH          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $      (139,069)         $ (19,596)         $ (95,556)          $ (58,405)
         Net realized gain (loss)                                270,795             (1,619)           (89,869)                368
         Net change in unrealized appreciation
            (depreciation) on investment                       1,215,707            106,168            202,713             818,050
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                    1,347,433             84,953             17,288             760,013
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                  1,135,821             40,147            656,109             872,204
         Participant transfers                                 3,163,337            134,363            797,748           1,440,984
         Participant withdrawals                                (730,659)          (106,428)          (536,454)           (500,214)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                      3,568,499             68,082            917,403           1,812,974
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        4,915,932            153,035            934,691           2,572,987
NET ASSETS
     Beginning of period                                       7,227,651          1,634,730          5,751,197           5,593,751
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $    12,143,583    $     1,787,765    $     6,685,888     $     8,166,738
                                                        =================  =================  =================   =================

                                                           TEMPLETON
                                                           DEVELOPING         TEMPLETON           TEMPLETON          TEMPLETON
                                                            MARKETS            FOREIGN          GLOBAL ASSETS          GROWTH
                                                           SECURITIES         SECURITIES          SECURITIES         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           337    $       (25,374)   $        1,957      $       (23,009)
         Net realized gain (loss)                                  7,208              6,908              3,596             (23,092)
         Net change in unrealized appreciation
            (depreciation) on investment                          27,748            777,096             18,546             773,837
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       35,293            758,630             24,099             727,736
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      2,906            389,501                125             742,871
         Participant transfers                                   (16,211)         1,676,784            (15,580)            314,756
         Participant withdrawals                                  (7,002)          (411,163)              (277)           (160,233)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (20,307)         1,655,122            (15,732)            897,394
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           14,986          2,413,752              8,367           1,625,130
NET ASSETS
     Beginning of period                                         164,302          3,462,647            184,367           4,774,090
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       179,288    $     5,876,399    $       192,734     $     6,399,220
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                         RYDEX VARIABLE     RYDEX VARIABLE     RYDEX VARIABLE        SCUDDER VIT
                                                             TRUST              TRUST           TRUST SECTOR        EAFE(R) EQUITY
                                                             JUNO               NOVA              ROTATION              INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $       (18,589)   $       (30,564)   $       (15,171)    $        15,806
         Net realized gain (loss)                                (16,363)           (11,877)           (16,149)             25,596
         Net change in unrealized appreciation
            (depreciation) on investment                        (147,594)           244,891             77,065             422,943
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                     (182,546)           202,450             45,745             464,345
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    128,973            311,654            181,506             285,793
         Participant transfers                                   642,677            261,305            199,844             564,599
         Participant withdrawals                                 (70,261)          (312,901)           (33,300)           (236,852)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        701,389            260,058            348,050             613,540
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          518,843            462,508            393,795           1,077,885
NET ASSETS
     Beginning of period                                         692,567          1,609,612            560,335           2,399,844
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $     1,211,410    $     2,072,120    $       954,130     $     3,477,729
                                                        =================  =================  =================   =================

                                                          SCUDDER VIT                              WANGER              WANGER
                                                           EQUITY 500                           INTERNATIONAL       INTERNATIONAL
                                                             INDEX            TECHNOLOGY           SELECT             SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $       (41,714)   $       (21,834)   $       (39,681)    $       (78,645)
         Net realized gain (loss)                                (50,405)           (28,279)           138,498             (22,609)
         Net change in unrealized appreciation
            (depreciation) on investment                         735,595            (25,941)           516,372           2,234,776
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                      643,476            (76,054)           615,189           2,133,522
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    386,852            250,822            215,717             788,569
         Participant transfers                                 2,457,852            (16,494)           113,049           1,054,778
         Participant withdrawals                                (869,083)          (111,400)          (130,353)           (543,154)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                      1,975,621            122,928            198,413           1,300,193
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        2,619,097             46,874            813,602           3,433,715
NET ASSETS
     Beginning of period                                       6,983,307          1,266,735          3,103,913           6,828,524
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $     9,602,404    $     1,313,609    $     3,917,515     $    10,262,239
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                              WANGER U.S.
                                                             WANGER            SMALLER
                                                             SELECT          COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $       (65,499)   $      (215,503)
         Net realized gain (loss)                                (47,685)            (1,085)
         Net change in unrealized appreciation
            (depreciation) on investment                         707,536          2,283,162
                                                        -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                      594,352          2,066,574
                                                        -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    409,381          1,143,352
         Participant transfers                                 2,284,732          1,625,462
         Participant withdrawals                                (314,695)        (1,022,743)
                                                        -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                      2,379,418          1,746,071
                                                        -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        2,973,770          3,812,645
NET ASSETS
     Beginning of period                                       3,022,413         11,252,977
                                                        -----------------  -----------------
     End of period                                       $     5,996,183    $    15,065,622
                                                        =================  =================









Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                              PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $          5,084   $        (12,412)  $         (9,261)   $         (6,070)
     Net realized gain (loss)                                    184,099                238             64,012               1,953
     Net change in unrealized appreciation (depreciation)
         on investments                                        1,038,782            202,105            391,462             146,955
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations         1,227,965            189,931            446,213             142,838
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        221,531            182,089             31,562             235,021
     Participant transfers                                       911,699 +          508,947            140,364             483,309
     Participant withdrawals                                    (241,602)           (54,216)          (174,669)            (35,692)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           891,628            636,820             (2,743)            682,638
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     2,119,593            826,751            443,470             825,476

NET ASSETS
     Beginning of period                                       2,277,579            422,753          1,481,421             365,526
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $      4,397,172   $      1,249,504   $      1,924,891    $      1,191,002
                                                        =================  =================  =================   =================


                                                         PHOENIX-DUFF &     PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                           PHELPS REAL          CAPITAL        SMALL & MID-CAP         MONEY
                                                        ESTATE SECURITIES       GROWTH              GROWTH             MARKET
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        130,724   $        (84,414)  $        (29,633)   $       (133,350)
     Net realized gain (loss)                                    481,427            (52,011)           (10,843)                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                        2,100,432          1,301,857            622,239                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations         2,712,583          1,165,432            581,763            (133,350)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      1,097,992            465,525            268,396           3,792,726
     Participant transfers                                    (1,751,302)           537,964            590,195             849,078
     Participant withdrawals                                    (382,320)          (470,877)          (104,198)        (21,473,087)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                        (1,035,630)           532,612            754,393         (16,831,283)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     1,676,953          1,698,044          1,336,156         (16,964,633)

NET ASSETS
     Beginning of period                                       9,985,291          4,932,338          1,315,723          23,409,857
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $     11,662,244   $      6,630,382   $      2,651,879    $      6,445,224
                                                        =================  =================  =================   =================


                         Notes to Financial Statements
                                      SA-18

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)



                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE
                                                           MULTI-SECTOR       MULTI-SECTOR         FLEXIBLE           RISING
                                                           FIXED INCOME     SHORT TERM BOND         INCOME           DIVIDENDS
                                                            SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        573,214   $         32,783   $        151,753    $        (11,654)
     Net realized gain (loss)                                        303              8,500            142,574              38,182
     Net change in unrealized appreciation (depreciation)
         on investments                                          731,153             19,621             27,752             402,659
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations         1,304,670             60,904            322,079             429,187
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      1,772,601          1,472,466            858,248             673,324
     Participant transfers                                     4,091,218            646,336          1,345,128           4,160,898
     Participant withdrawals                                  (1,150,089)            (7,924)          (342,352)           (138,431)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         4,713,730          2,110,878          1,861,024           4,695,791
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     6,018,400          2,171,782          2,183,103           5,124,978

NET ASSETS
     Beginning of period                                       7,665,527                  -          6,004,296             155,989
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $     13,683,927   $      2,171,782   $      8,187,399    $      5,280,967
                                                        =================  =================  =================   =================


                                                          PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL        SMALL-CAP        PHOENIX-LAZARD
                                                          QUALITY VALUE     EQUITY SELECT           VALUE          U.S. MULTI-CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $           (325)  $         (3,580)  $         (3,461)   $         (1,423)
     Net realized gain (loss)                                        950              2,091              6,623               6,765
     Net change in unrealized appreciation (depreciation)
         on investments                                           50,105            364,503             84,377              40,631
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            50,730            363,014             87,539              45,973
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         92,800            623,475             67,967              87,832
     Participant transfers                                       184,486          1,435,853            718,200             221,684
     Participant withdrawals                                      (2,836)           (33,259)            (6,433)             (7,408)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           274,450          2,026,069            779,734             302,108
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       325,180          2,389,083            867,273             348,081

NET ASSETS
     Beginning of period                                         113,945            211,606             32,913               2,384
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        439,125   $      2,600,689   $        900,186    $        350,465
                                                        =================  =================  =================   =================


                         Notes to Financial Statements
                                      SA-19

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)



                                                                                                                   PHOENIX-MFS
                                                          PHOENIX-LORD      PHOENIX-LORD        PHOENIX-LORD        INVESTORS
                                                             ABBETT        ABBETT LARGE-CAP    ABBETT MID-CAP         GROWTH
                                                         BOND-DEBENTURE         VALUE              VALUE              STOCK
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         62,129   $        (13,028)  $         (4,172)  $       (106,320)
     Net realized gain (loss)                                     24,171              9,067              9,089            (16,790)
     Net change in unrealized appreciation (depreciation)
         on investments                                          129,339            551,035            167,915          1,271,925
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           215,639            547,074            172,832          1,148,815
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        731,738            807,280            328,842            734,219
     Participant transfers                                     1,371,905          2,657,894            775,387           2,442,804++
     Participant withdrawals                                    (196,063)           (67,663)           (22,133)          (400,803)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,907,580          3,397,511          1,082,096          2,776,220
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                     2,123,219          3,944,585          1,254,928          3,925,035
NET ASSETS
     Beginning of period                                         479,004            375,019            179,531          4,589,958
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $      2,602,223   $      4,319,604   $      1,434,459   $      8,514,993
                                                        =================  =================  =================  =================


                                                                                                                      PHOENIX-
                                                                                                                      NORTHERN
                                                           PHOENIX-MFS        PHOENIX-MFS         PHOENIX-           NASDAQ-100
                                                         INVESTORS TRUST        VALUE          NORTHERN DOW 30        INDEX(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         (5,016)   $         2,215   $          2,151    $        (31,246)
     Net realized gain (loss)                                       (457)            15,970             17,010              16,736
     Net change in unrealized appreciation (depreciation)
         on investments                                          128,176            487,130            616,470             686,880
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           122,703            505,315            635,631             672,370
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        104,495            275,351            174,457             398,023
     Participant transfers                                       421,314          1,174,678            737,212             914,622
     Participant withdrawals                                     (38,046)          (168,233)          (204,180)            (94,466)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           487,763          1,281,796            707,489           1,218,179
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       610,466          1,787,111          1,343,120           1,890,549
NET ASSETS
     Beginning of period                                         369,134          1,142,795          1,979,865           1,046,694
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        979,600   $      2,929,906   $      3,322,985    $      2,937,243
                                                        =================  =================  =================   =================

                        See Note to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                   PHOENIX-SANFORD
                                                         PHOENIX-OAKHURST  PHOENIX-OAKHURST   PHOENIX-OAKHURST        BERNSTEIN
                                                            GROWTH AND         STRATEGIC           VALUE               GLOBAL
                                                              INCOME          ALLOCATION           EQUITY              VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        (25,202)  $         98,859   $        (59,948)   $          3,575
     Net realized gain (loss)                                    (10,116)               989            (11,362)             (3,689)
     Net change in unrealized appreciation (depreciation)
         on investments                                        1,395,135          1,477,652          1,819,545             286,388
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations         1,359,817          1,577,500          1,748,235             286,274
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        786,673            782,808            889,324             145,231
     Participant transfers                                     1,988,533          1,582,971          1,018,364             672,288
     Participant withdrawals                                    (717,580)          (874,365)          (475,649)           (152,356)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         2,057,626          1,491,414          1,432,039             665,163
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     3,417,443          3,068,914          3,180,274             951,437
NET ASSETS
     Beginning of period                                       4,595,514          8,458,514          7,532,236             668,995
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $      8,012,957   $     11,527,428   $     10,712,510    $      1,620,432
                                                        =================  =================  =================   =================


                                                          PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA      PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP          MID-CAP            STRATEGIC
                                                              VALUE              VALUE             GROWTH              THEME
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $       (109,597)  $        (73,309)  $        (68,451)   $        (46,379)
     Net realized gain (loss)                                    308,385             84,891             (2,155)            (12,822)
     Net change in unrealized appreciation (depreciation)
         on investments                                        2,453,710          1,614,462          1,037,167             873,045
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations         2,652,498          1,626,044            966,561             813,844
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        601,042            459,238            533,950             129,685
     Participant transfers                                     1,307,554          1,281,650            283,524           1,064,022
     Participant withdrawals                                    (410,486)          (268,230)          (225,956)           (159,028)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,498,110          1,472,658            591,518           1,034,679
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     4,150,608          3,098,702          1,558,079           1,848,523
NET ASSETS
     Beginning of period                                       6,282,384          3,589,387          3,520,080           2,001,649
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $     10,432,992   $      6,688,089   $      5,078,159    $      3,850,172
                                                        =================  =================  =================   =================


                        See Note to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-STATE
                                                         STREET RESEARCH                                           ALGER AMERICAN
                                                            SMALL-CAP      AIM V.I. CAPITAL   AIM V.I. PREMIER        LEVERAGED
                                                             GROWTH          APPRECIATION         EQUITY                ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        (13,487)  $        (29,595)  $        (17,837)   $        (54,504)
     Net realized gain (loss)                                    113,664                511              4,253            (246,120)
     Net change in unrealized appreciation (depreciation)
         on investments                                          232,809            488,344            320,959           1,173,879
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           332,986            459,260            307,375             873,255
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        356,784            611,833            356,119             775,085
     Participant transfers                                     1,025,618            983,164            310,415           1,418,909
     Participant withdrawals                                     (19,195)           (90,757)          (138,029)           (315,090)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,363,207          1,504,240            528,505           1,878,904
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     1,696,193          1,963,500            835,880           2,752,159
NET ASSETS
     Beginning of period                                          30,909            998,307          1,039,153           2,258,750
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $      1,727,102   $      2,961,807   $      1,875,033    $      5,010,909
                                                        =================  =================  =================   =================


                                                         FEDERATED FUND     FEDERATED HIGH
                                                            FOR U.S.       INCOME BOND FUND
                                                           GOVERNMENT         FUND II --                            VIP GROWTH
                                                         SECURITIES II      PRIMARY SHARES    VIP CONTRAFUND(R)    OPPORTUNITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        343,913   $        885,168   $        (66,673)    $       (13,190)
     Net realized gain (loss)                                     86,630            524,864            (61,030)            (47,901)
     Net change in unrealized appreciation (depreciation)
         on investments                                         (290,797)         1,034,137          1,383,155             380,854
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           139,746          2,444,169          1,255,452             319,763
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      2,216,634            943,591            613,005              44,168
     Participant transfers                                     4,426,953          5,198,512          2,154,376             253,060
     Participant withdrawals                                  (1,637,220)          (595,425)          (309,819)           (165,805)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         5,006,367          5,546,678          2,457,562             131,423
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     5,146,113          7,990,847          3,713,014             451,186
NET ASSETS
     Beginning of period                                      15,713,207          4,298,947          3,514,637           1,183,544
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $     20,859,320   $     12,289,794   $      7,227,651    $      1,634,730
                                                        =================  =================  =================   =================


                        See Note to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                 TEMPLETON
                                                                                                 DEVELOPING          TEMPLETON
                                                              VIP           MUTUAL SHARES         MARKETS             FOREIGN
                                                             GROWTH           SECURITIES         SECURITIES          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        (59,269)  $        (21,294)  $           (686)   $         (6,651)
     Net realized gain (loss)                                   (265,220)             1,080             (2,568)            172,115
     Net change in unrealized appreciation (depreciation)
         on investments                                        1,422,939            771,768             58,834             689,336
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations         1,098,450            751,554             55,580             854,800
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        617,630            355,203                378             604,795
     Participant transfers                                     1,207,138          2,333,562             (1,433)            504,922
     Participant withdrawals                                    (220,030)          (340,788)           (27,819)           (167,063)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,604,738          2,347,977            (28,874)            942,654
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     2,703,188          3,099,531             26,706           1,797,454
NET ASSETS
     Beginning of period                                       3,048,009          2,494,220            137,596           1,665,193
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $      5,751,197   $      5,593,751   $        164,302    $      3,462,647
                                                        =================  =================  =================   =================


                                                           TEMPLETON
                                                          GLOBAL ASSET    TEMPLETON GROWTH     RYDEX VARIABLE      RYDEX VARIABLE
                                                           ALLOCATION         SECURITIES         TRUST JUNO          TRUST NOVA
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(2)       SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $          1,806   $         (3,719)  $         (3,522)   $        (10,653)
     Net realized gain (loss)                                      7,241             (1,615)             3,223                 867
     Net change in unrealized appreciation (depreciation)
         on investments                                           42,402            878,375            (24,379)            240,365
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            51,449            873,041            (24,678)            230,579
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            151            323,141             55,730             221,992
     Participant transfers                                         1,067          2,299,092            671,495           1,185,190
     Participant withdrawals                                     (39,734)           (69,001)            (9,980)            (28,149)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (38,516)         2,553,232            717,245           1,379,033
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        12,933          3,426,273            692,567           1,609,612
NET ASSETS
     Beginning of period                                         171,434          1,347,817                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        184,367   $      4,774,090   $        692,567    $       1,609,612
                                                        =================  =================  =================   =================


                        See Note to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         RYDEX VARIABLE      SCUDDER VIT
                                                          TRUST SECTOR      EAFE(R) EQUITY      SCUDDER VIT
                                                            ROTATION            INDEX         EQUITY 500 INDEX       TECHNOLOGY
                                                          SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         (2,091)  $         27,991   $        (23,147)   $        (13,795)
     Net realized gain (loss)                                        128             (1,347)            (9,585)              2,661
     Net change in unrealized appreciation (depreciation)
         on investments                                           33,489            448,186            797,719             264,597
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            31,526            474,830            764,987             253,463
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         82,485            181,246          1,335,844              96,823
     Participant transfers                                       451,632            954,447          4,075,444             482,952
     Participant withdrawals                                      (5,308)           (82,244)           (96,293)            (31,473)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           528,809          1,053,449          5,314,995             548,302
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       560,335          1,528,279          6,079,982             801,765
NET ASSETS
     Beginning of period                                               -            871,565            903,325             464,970
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $        560,335   $      2,399,844   $      6,983,307    $      1,266,735
                                                        =================  =================  =================   =================


                                                                               WANGER                               WANGER U.S.
                                                          WANGER FOREIGN    INTERNATIONAL                             SMALLER
                                                             FORTY            SMALL CAP        WANGER TWENTY         COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                       $        (23,641)  $        (54,692)  $        (34,290)   $       (138,154)
     Net realized gain (loss)                                      2,464             (1,983)            50,252             (21,824)
     Net change in unrealized appreciation (depreciation)
         on investments                                          679,693          1,722,392            495,114           3,084,122
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           658,516          1,665,717            511,076           2,924,144
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        106,966            647,665            230,903           1,121,985
     Participant transfers                                     1,387,975          2,500,243          1,186,275           1,532,045
     Participant withdrawals                                     (74,463)          (163,440)          (118,910)           (475,017)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,420,478          2,984,468          1,298,268           2,179,013
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     2,078,994          4,650,185          1,809,344           5,103,157
NET ASSETS
     Beginning of period                                       1,024,919          2,178,339          1,213,069           6,149,820
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                      $      3,103,913   $      6,828,524   $      3,022,413    $     11,252,977
                                                        =================  =================  =================   =================



+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception June 4, 2003 to December 31, 2003.
(2) From inception June 5, 2003 to December 31, 2003.


                        See Note to Financial Statements

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION
   The PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Phoenix Premium Edge(R) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and Guaranteed Interest Account.

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                    High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Growth Series                                Long-term growth of capital and future income rather than
(formerly, Phoenix-MFS Investors Growth Stock Series)    current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap       Long-term capital growth
Growth Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Capital appreciation and income with approximately equal
                                                         emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                   Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
------------------------------------------------------- -----------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth       Long-term growth of capital
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
(formerly, Phoenix-Oakhurst Strategic Allocation         High total return over an extended period of time consistent
Series)                                                  with prudent investment risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Value Equity Series                     Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)         secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                      As high a level of current income as is consistent with the preservation of capital and maintenance f liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                         To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series      changes in the series' net asset value per share caused
                                                         by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                    Long-term capital appreciation with dividend income as a
                                                         secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series             Long-term capital appreciation with dividend income as a
                                                         secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        Long-term capital appreciation

------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                    Long-term capital appreciation

------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                High current income and long-term capital appreciation to
                                                         produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series               Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                 Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           To track the total return of the Dow Jones Industrial
                                                         Average(SM) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              To track the total return of the Nasdaq-100 Index(R) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           Long-term capital appreciation with current income as a
                                                         secondary investment objective
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
                                                         Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series         small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                     Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                        Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                             Long-term growth of capital with income as a secondary
                                                         objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II         Current income by investing primarily in a diversified
                                                         portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                       High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                              Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                       Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                     Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                            Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Developing Markets Securities Fund             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                        Long-term capital growth
------------------------------------------------------- -----------------------------------------------------------------
Templeton Global Asset Allocation Fund                   High total return
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                         Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                         To provide investment results that will inversely correlate to the price movements of a  Treasury debt instruments or futures
Rydex Variable Trust Juno Fund                           contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the
                                                         Long Treasury Bond.
------------------------------------------------------- ----------------------------------------------------------------
                                                         To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                           specific benchmark on a daily basis. The Fund's current
                                                         benchmark is 150% of the  performance of the S&P 500(R) Index
                                                         (the "underlying index").
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                         Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                    International EAFE(R) Index which emphasizes stocks of
                                                         companies in major  markets in Europe, Australasia and the Far
                                                         East
------------------------------------------------------- ----------------------------------------------------------------
                                                         Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                        Stock Price Index which emphasizes stocks of large U.S.
                                                         companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                     Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Select                              Long-term growth of capital
(formerly, Wanger Foreign Forty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Select                                            Long-term growth of capital
(formerly, Wanger Twenty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                            Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
     Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                              $       5,229,760                    $       1,725,703
      Phoenix-AIM Growth Series                                                  1,183,825                            1,619,284
      Phoenix-Alger Small-Cap Growth Series                                      1,063,042                              563,612
      Phoenix-Alliance/Bernstein Enhanced Index Series                             574,747                              614,332
      Phoenix-Duff & Phelps Real Estate Securities Series                        7,802,872                            4,348,119
      Phoenix-Engemann Capital Growth Series                                     1,630,674                            1,939,294
      Phoenix-Engemann Growth and Income Series                                  5,390,497                            1,493,406
      Phoenix-Engemann Small-Cap Growth Series                                   1,200,222                              859,928
      Phoenix-Engemann Strategic Allocation Series                               3,273,520                            2,358,202
      Phoenix-Engemann Value Equity Series                                       6,175,072                            2,988,903
      Phoenix-Goodwin Money Market Series                                       18,801,988                           18,300,725
      Phoenix-Goodwin Multi-Sector Fixed Income Series                          13,775,325                            4,847,335
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                        7,051,868                            1,233,670
      Phoenix-Kayne Rising Dividends Series                                      1,765,688                            1,156,704
      Phoenix-Kayne Small-Cap Quality Value Series                                 698,254                               63,618
      Phoenix-Lazard International Equity Select Series                          2,444,570                              457,457
      Phoenix-Lazard Small-Cap Value Series                                        969,407                              408,293
      Phoenix-Lord Abbett Bond-Debenture Series                                  2,438,177                              666,998
      Phoenix-Lord Abbett Large-Cap Value Series                                 4,369,807                            1,093,854
      Phoenix-Lord Abbett Mid-Cap Value Series                                   1,516,729                              225,855
      Phoenix-Northern Dow 30 Series                                             2,395,881                            2,047,341
      Phoenix-Northern Nasdaq-100 Index(R) Series                                1,473,325                            1,445,857
      Phoenix-Sanford Bernstein Mid-Cap Value Series                             6,103,222                            2,457,084
      Phoenix-Sanford Bernstein Small-Cap Value Series                           4,651,098                            3,382,948
      Phoenix-Seneca Mid-Cap Growth Series                                         440,889                            1,265,501
      Phoenix-Seneca Strategic Theme Series                                        399,105                            1,196,519

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                                  $      1,478,583                    $         658,979
      AIM V.I. Mid-Cap Core Equity Fund                                          1,919,429                                1,952
      AIM V.I. Premier Equity Fund                                                 552,184                              231,686

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                  1,566,406                            1,070,342

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                           6,168,197                            4,750,354
      Federated High Income Bond Fund II -- Primary Shares                       6,571,454                            7,967,179

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                5,040,100                            1,604,818
      VIP Growth Opportunities Portfolio                                           258,458                              209,882
      VIP Growth Portfolio                                                       1,996,872                            1,174,077

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                              2,859,112                            1,101,227
      Templeton Developing Markets Securities Fund                                   6,640                               26,602
      Templeton Foreign Securities Fund                                          2,188,092                              555,438
      Templeton Global Asset Allocation Fund                                        21,338                               35,172
      Templeton Growth Securities Fund                                           2,195,564                            1,318,917

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                             1,363,861                              664,583
      Rydex Variable Trust Nova Fund                                             1,341,729                            1,111,690
      Rydex Variable Trust Sector Rotation Fund                                    771,905                              438,427

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                      1,595,919                              965,445
      Scudder VIT Equity 500 Index Fund                                          4,684,295                            2,746,851

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                         643,079                              542,107

WANGER ADVISORS TRUST
---------------------
      Wanger International Select                                                2,756,259                            2,596,637
      Wanger International Small Cap                                             3,910,410                            2,684,761
      Wanger Select                                                              4,450,216                            2,129,862
      Wanger U.S. Smaller Companies                                              3,549,643                            2,015,120

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

     A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES
     Accumulation units outstanding                              5,606,475        3,184,286         2,140,254        1,826,704
     Unit value                                                  $1.641138        $1.380833         $1.064163        $1.269443
     Net assets (thousands)                                         $9,201           $4,397            $2,278           $2,319
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         3.31%            1.78%             0.92%                -
     Total return                                                   18.85%           29.76%           (16.17%)         (25.27%)


     PHOENIX-AIM GROWTH SERIES
     Accumulation units outstanding                              7,867,471        8,179,110         5,241,880        3,677,310
     Unit value                                                  $1.067526        $1.041066         $0.875632        $1.250550
     Net assets (thousands)                                         $8,399           $8,515            $4,590           $4,599
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         0.09%                -                 -                -
     Total return                                                    2.54%           18.89%           (29.98%)         (25.07%)


     PHOENIX-ALGER SMALL-CAP GROWTH SERIES(7)
     Accumulation units outstanding                                719,479          570,877            15,420                -
     Unit value                                                  $3.040107        $3.025351         $2.004415                -
     Net assets (thousands)                                         $2,187           $1,727               $31                -
     Mortality and expense ratio                                     1.60%            1.60%             1.60% *              -
     Investment income ratio                                             -                -                 - *              -
     Total return                                                    0.49%           50.93%            (2.30%)               -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
     Accumulation units outstanding                              1,283,620        1,319,689         1,261,564        1,073,419
     Unit value                                                  $1.576438        $1.458596         $1.174273        $1.563769
     Net assets (thousands)                                         $2,024           $1,925            $1,481           $1,679
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         1.44%            1.12%             0.93%            0.92%
     Total return                                                    8.08%           24.21%           (24.91%)         (13.32%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
     Accumulation units outstanding                              3,661,740        3,244,886         3,780,085          646,985
     Unit value                                                  $4.763459        $3.594039         $2.641552        $2.395118
     Net assets (thousands)                                        $17,443          $11,662            $9,985           $1,550
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         2.53%            3.11%             4.29%            4.89%
     Total return                                                   32.54%           36.06%            10.29%            4.91%

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
     Accumulation units outstanding                              6,679,209        6,943,835         6,429,368        5,150,940
     Unit value                                                  $0.986291        $0.954860         $0.767159        $1.036912
     Net assets (thousands)                                         $6,588           $6,630            $4,932           $5,341
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         0.85%            0.09%                 -            0.05%
     Total return                                                    3.29%           24.47%           (26.02%)         (35.64%)


     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
     Accumulation units outstanding                              7,382,439        4,998,162         3,595,307        2,572,495
     Unit value                                                  $1.742797        $1.603181         $1.278198        $1.676435
     Net assets (thousands)                                        $12,866           $8,013            $4,596          $43,131
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         1.36%            1.20%             0.87%            0.71%
     Total return                                                    8.71%           25.43%           (23.75%)          (9.64%)


     PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
     Accumulation units outstanding                              2,726,876        2,411,822         1,724,118          906,991
     Unit value                                                  $1.186826        $1.099533         $0.763128        $1.089345
     Net assets (thousands)                                         $3,236           $2,652            $1,316             $988
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                             -                -                 -            0.05%
     Total return                                                    7.94%           44.08%           (29.95%)         (27.91%)


     PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
     Accumulation units outstanding                              5,886,384        5,667,987         4,905,819          962,398
     Unit value                                                  $2.150515        $2.033778         $1.724180        $1.981650
     Net assets (thousands)                                        $12,659          $11,527            $8,459           $1,907
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         2.62%            2.69%             2.94%            2.98%
     Total return                                                    5.74%           17.96%           (12.99%)           0.23%


     PHOENIX-ENGEMANN VALUE EQUITY SERIES
     Accumulation units outstanding                              7,828,578        6,007,764         5,149,078        3,824,645
     Unit value                                                  $1.981201        $1.783111         $1.462832        $1.904312
     Net assets (thousands)                                        $15,510          $10,713            $7,532           $7,283
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         0.96%            0.94%             0.96%            1.16%
     Total return                                                   11.11%           21.89%           (23.18%)         (19.28%)

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-GOODWIN MONEY MARKET SERIES
     Accumulation units outstanding                              3,389,910        3,119,976        11,227,168       14,274,051
     Unit value                                                  $2.048869        $2.065793         $2.085108        $2.089326
     Net assets (thousands)                                         $6,945           $6,445           $23,410          $29,823
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         0.81%            0.70%             1.42%            2.80%
     Total return                                                   (0.82%)          (0.93%)           (0.20%)           2.16%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
     Accumulation units outstanding                              8,234,468        5,204,763         3,287,175        1,626,939
     Unit value                                                  $2.763929        $2.629117         $2.331950        $2.154445
     Net assets (thousands)                                        $22,759          $13,684            $7,666           $3,505
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         6.22%            6.83%             7.46%            9.74%
     Total return                                                    5.13%           12.74%             8.24%            4.39%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(10)
     Accumulation units outstanding                              7,650,927        2,129,159                 -                -
     Unit value                                                  $1.057258        $1.020019                 -                -
     Net assets (thousands)                                         $8,089           $2,172                 -                -
     Mortality and expense ratio                                     1.60%            1.60% *               -                -
     Investment income ratio                                         4.58%            6.03% *               -                -
     Total return                                                    3.65%            1.53%                 -                -


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(9)
     Accumulation units outstanding                              2,617,666        2,348,288            81,289                -
     Unit value                                                  $2.329225        $2.248860         $1.918961                -
     Net assets (thousands)                                         $6,097           $5,281              $156                -
     Mortality and expense ratio                                     1.60%            1.60%             1.60% *              -
     Investment income ratio                                         1.41%            1.14%             1.13% *              -
     Total return                                                    3.57%           17.19%             3.06%                -


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(6)
     Accumulation units outstanding                                420,364          184,811            56,758                -
     Unit value                                                  $2.938639        $2.376091         $2.007556                -
     Net assets (thousands)                                         $1,235             $439              $114                -
     Mortality and expense ratio                                     1.60%            1.60%             1.60% *              -
     Investment income ratio                                         1.25%            1.50%             3.72% *              -
     Total return                                                   23.68%           18.36%             1.83%                -

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(8)
     Accumulation units outstanding                              1,859,635        1,069,488           111,158                -
     Unit value                                                  $2.772230        $2.431713         $1.903643                -
     Net assets (thousands)                                         $5,155           $2,601              $212                -
     Mortality and expense ratio                                     1.60%            1.60%             1.60% *              -
     Investment income ratio                                         1.34%            1.30%                 - *              -
     Total return                                                   14.00%           27.74%             0.98%                -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(6)
     Accumulation units outstanding                                494,702          338,423            16,918                -
     Unit value                                                  $2.993505        $2.659948         $1.945484                -
     Net assets (thousands)                                         $1,481             $900               $33                -
     Mortality and expense ratio                                     1.60%            1.60%             1.60% *              -
     Investment income ratio                                             -            0.27%             0.55% *              -
     Total return                                                   12.54%           36.72%            (1.94%)               -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(6)
     Accumulation units outstanding                              1,695,403        1,062,286           226,579                -
     Unit value                                                  $2.613566        $2.449646         $2.114076                -
     Net assets (thousands)                                         $4,431           $2,602              $479                -
     Mortality and expense ratio                                     1.60%            1.60%             1.60% *              -
     Investment income ratio                                         5.34%            5.97%            12.34% *              -
     Total return                                                    6.69%           15.87%             4.87%                -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(6)
     Accumulation units outstanding                              2,977,626        1,708,804           190,125                -
     Unit value                                                  $2.802050        $2.527852         $1.972484                -
     Net assets (thousands)                                         $8,343           $4,320              $375                -
     Mortality and expense ratio                                     1.60%            1.60%             1.60% *              -
     Investment income ratio                                         0.92%            0.93%             1.58% *              -
     Total return                                                   10.85%           28.16%             1.66%                -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(5)
     Accumulation units outstanding                              1,084,049          589,042            90,292                -
     Unit value                                                  $2.977159        $2.435240         $1.988356                -
     Net assets (thousands)                                         $3,227           $1,434              $180                -
     Mortality and expense ratio                                     1.60%            1.60%             1.60% *              -
     Investment income ratio                                         0.59%            0.96%             1.79% *              -
     Total return                                                   22.25%           22.48%            (2.23%)               -

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-NORTHERN DOW 30 SERIES
     Accumulation units outstanding                              1,862,770        1,697,864         1,268,208          662,530
     Unit value                                                  $2.015787        $1.957156         $1.561151        $1.877587
     Net assets (thousands)                                         $3,755           $3,323            $1,980           $1,244
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         1.67%            1.72%             1.56%            2.06%
     Total return                                                    3.00%           25.37%           (16.85%)          (7.49%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
     Accumulation units outstanding                              3,380,724        3,411,336         1,780,567          780,483
     Unit value                                                  $0.932323        $0.861024         $0.587843        $0.957067
     Net assets (thousands)                                         $3,152           $2,937            $1,047             $747
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         0.58%                -                 -                -
     Total return                                                    8.28%           46.47%           (38.58%)         (34.14%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
     Accumulation units outstanding                              3,812,565        3,038,845         2,538,445        1,280,958
     Unit value                                                  $4.067684        $3.433209         $2.474895        $2.750305
     Net assets (thousands)                                        $15,508          $10,433            $6,282           $3,523
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         0.18%            0.21%             0.93%            1.99%
     Total return                                                   18.48%           38.72%           (10.01%)          21.02%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Accumulation units outstanding                              2,596,351        2,366,471         1,797,905          637,419
     Unit value                                                  $3.411569        $2.826186         $1.996428        $2.218267
     Net assets (thousands)                                         $8,858           $6,688            $3,589           $1,414
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60% *
     Investment income ratio                                             -                -             0.59%            1.49% *
     Total return                                                   20.71%           41.56%           (10.00%)          10.91%


     PHOENIX-SENECA MID-CAP GROWTH SERIES
     Accumulation units outstanding                              3,892,652        4,598,370         4,040,891        3,429,382
     Unit value                                                  $1.159719        $1.104339         $0.871115        $1.311560
     Net assets (thousands)                                         $4,514           $5,078            $3,520           $4,498
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                             -                -                 -                -
     Total return                                                    5.01%           26.77%           (33.58%)         (26.49%)

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-SENECA STRATEGIC THEME SERIES
     Accumulation units outstanding                              3,307,476        4,128,237         2,898,845        2,735,215
     Unit value                                                  $0.967621        $0.932643         $0.690499        $1.079284
     Net assets (thousands)                                         $3,200           $3,850            $2,002           $2,972
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                             -                -                 -                -
     Total return                                                    3.75%           35.07%           (36.02%)         (28.53%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(2)
     Accumulation units outstanding                              2,298,485        1,781,611           765,344          152,677
     Unit value                                                  $1.744233        $1.662433         $1.304391        $1.752469
     Net assets (thousands)                                         $4,009           $2,962              $998             $268
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60% *
     Investment income ratio                                             -                -                 -                - *
     Total return                                                    4.92%           27.45%           (25.57%)         (12.38%)


     AIM V.I. MID-CAP CORE EQUITY FUND(12)
     Accumulation units outstanding                              1,838,922                -                 -                -
     Unit value                                                  $1.016178                -                 -                -
     Net assets (thousands)                                         $1,869                -                 -                -
     Mortality and expense ratio                                     1.60% *              -                 -                -
     Investment income ratio                                         1.93% *              -                 -                -
     Total return                                                    1.85%                -                 -                -


     AIM V.I. PREMIER EQUITY FUND(3)
     Accumulation units outstanding                              1,389,063        1,171,694           799,233          375,283
     Unit value                                                  $1.665564        $1.600277         $1.300188        $1.894669
     Net assets (thousands)                                         $2,314           $1,875            $1,039             $711
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60% *
     Investment income ratio                                         0.52%            0.37%             0.42%            0.45% *
     Total return                                                    4.08%           23.08%           (31.38%)          (5.27%)


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
     Accumulation units outstanding                              5,095,619        4,606,160         2,752,617        2,029,876
     Unit value                                                  $1.158110        $1.087871         $0.820583        $1.261841
     Net assets (thousands)                                         $5,901           $5,011            $2,259           $2,561
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                             -                -             0.01%                -
     Total return                                                    6.46%           32.57%           (34.97%)         (17.29%)

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
     Accumulation units outstanding                              8,977,866        8,691,159         6,594,621        1,847,960
     Unit value                                                  $2.446904        $2.400062         $2.382731        $2.220567
     Net assets (thousands)                                        $21,968          $20,859           $15,713           $4,104
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         4.47%            3.38%             2.30%            1.44%
     Total return                                                    1.95%            0.73%             7.30%            5.31%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
     Accumulation units outstanding                              4,676,279        5,642,867         2,373,787          629,260
     Unit value                                                  $2.367274        $2.177934         $1.811008        $1.815241
     Net assets (thousands)                                        $11,070          $12,290            $4,299           $1,142
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         8.19%            9.71%             3.46%            6.78%
     Total return                                                    8.69%           20.26%            (0.23%)          (0.24%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO
     Accumulation units outstanding                              5,916,922        3,996,879         2,454,765        1,476,961
     Unit value                                                  $2.052348        $1.808324         $1.431761        $1.606469
     Net assets (thousands)                                        $12,144           $7,228            $3,515           $2,373
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         0.21%            0.30%             0.61%            0.42%
     Total return                                                   13.49%           26.30%           (10.88%)         (13.78%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO
     Accumulation units outstanding                              1,223,396        1,178,485         1,088,615          721,544
     Unit value                                                  $1.461314        $1.387144         $1.087202        $1.415027
     Net assets (thousands)                                         $1,788           $1,635            $1,184           $1,021
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         0.46%            0.64%             0.79%            0.13%
     Total return                                                    5.35%           27.59%           (23.17%)         (15.82%)


     VIP GROWTH PORTFOLIO
     Accumulation units outstanding                              5,434,859        4,750,375         3,289,462        2,023,196
     Unit value                                                  $1.230186        $1.210683         $0.926598        $1.349105
     Net assets (thousands)                                         $6,686           $5,751            $3,048           $2,730
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         0.16%            0.16%             0.12%                -
     Total return                                                    1.61%           30.66%           (31.32%)         (19.05%)

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND
     Accumulation units outstanding                              3,156,363        2,396,070         1,315,695          406,129
     Unit value                                                  $2.587389        $2.334552         $1.895745        $2.184623
     Net assets (thousands)                                         $8,167           $5,594            $2,494             $887
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         0.82%            0.99%             1.00%            0.98%
     Total return                                                   10.83%           23.15%           (13.22%)           5.33%


     TEMPLETON DEVELOPING MARKETS SECURITIES FUND
     Accumulation units outstanding                                 65,968           74,187            93,534          151,424
     Unit value                                                  $2.717805        $2.214693         $1.471090        $1.497205
     Net assets (thousands)                                           $179             $164              $138             $227
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         1.85%            1.15%             1.40%            0.47%
     Total return                                                   22.72%           50.55%            (1.74%)          (9.56%)


     TEMPLETON FOREIGN SECURITIES FUND
     Accumulation units outstanding                              3,053,621        2,098,614         1,312,998          802,691
     Unit value                                                  $1.924403        $1.649968         $1.268237        $1.582646
     Net assets (thousands)                                         $5,876           $3,463            $1,665           $1,270
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         1.06%            1.40%             1.10%            1.45%
     Total return                                                   16.63%           30.10%           (19.87%)         (17.35%)


     TEMPLETON GLOBAL ASSET ALLOCATION FUND
     Accumulation units outstanding                                 81,095           88,334           106,650          121,646
     Unit value                                                  $2.376642        $2.087192         $1.607455        $1.708579
     Net assets (thousands)                                           $193             $184              $171             $208
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         2.77%            2.61%             1.89%            1.21%
     Total return                                                   13.87%           29.84%            (5.92%)         (11.39%)


     TEMPLETON GROWTH SECURITIES FUND
     Accumulation units outstanding                              2,757,671        2,348,884           862,231          411,904
     Unit value                                                  $2.320516        $2.032493         $1.563173        $1.948960
     Net assets (thousands)                                         $6,399           $4,774            $1,348             $803
     Mortality and expense ratio                                     1.60%            1.60%             1.60%           1.600%
     Investment income ratio                                         1.22%            1.51%             2.32%            6.57%
     Total return                                                   14.17%           30.02%           (19.79%)          (2.89%)

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(11)
     Accumulation units outstanding                              1,313,139          659,925                 -                -
     Unit value                                                  $0.922530        $1.049462                 -                -
     Net assets (thousands)                                         $1,211             $693                 -                -
     Mortality and expense ratio                                     1.60%            1.60% *               -                -
     Investment income ratio                                             -                - *               -                -
     Total return                                                  (12.09%)           5.86%                 -                -


     RYDEX VARIABLE TRUST NOVA FUND(10)
     Accumulation units outstanding                              1,514,911        1,327,277                 -                -
     Unit value                                                  $1.367817        $1.212718                 -                -
     Net assets (thousands)                                         $2,072           $1,610                 -                -
     Mortality and expense ratio                                     1.60%            1.60% *               -                -
     Investment income ratio                                         0.05%                - *               -                -
     Total return                                                   12.79%           17.88%                 -                -


     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(11)
     Accumulation units outstanding                                761,246          487,042                 -                -
     Unit value                                                  $1.253379        $1.150485                 -                -
     Net assets (thousands)                                           $954             $560                 -                -
     Mortality and expense ratio                                     1.60%            1.60% *               -                -
     Investment income ratio                                             -                - *               -                -
     Total return                                                    8.94%           12.47%                 -                -


SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND
     Accumulation units outstanding                              2,158,832        1,745,394           831,806          304,916
     Unit value                                                  $1.610931        $1.374959         $1.047803        $1.358182
     Net assets (thousands)                                         $3,478           $2,400              $872             $414
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         2.24%            3.49%             1.97%                -
     Total return                                                   17.16%           31.22%           (22.85%)         (25.90%)


     SCUDDER VIT EQUITY 500 INDEX FUND(4)
     Accumulation units outstanding                              4,304,770        3,406,841           555,749           26,344
     Unit value                                                  $2.230643        $2.049790         $1.625419        $2.107005
     Net assets (thousands)                                         $9,602           $6,983              $903              $56
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60% *
     Investment income ratio                                         1.12%            0.76%             2.53%                - *
     Total return                                                    8.82%           26.11%           (23.56%)           1.55%

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO
     Accumulation units outstanding                              2,871,609        2,679,978         1,430,437        1,405,624
     Unit value                                                  $0.457447        $0.472666         $0.325054        $0.647346
     Net assets (thousands)                                         $1,314           $1,267              $465             $910
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                             -                -                 -                -
     Total return                                                   (3.22%)          45.41%           (49.79%)         (49.68%)


WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SELECT
     Accumulation units outstanding                              2,146,146        2,080,464           954,754          681,083
     Unit value                                                  $1.825372        $1.491933         $1.073490        $1.287927
     Net assets (thousands)                                         $3,918           $3,104            $1,025             $877
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         0.39%            0.23%                 -            0.16%
     Total return                                                   22.35%           38.98%           (16.65%)         (27.80%)


     WANGER INTERNATIONAL SMALL CAP
     Accumulation units outstanding                              5,620,949        4,794,487         2,240,460        1,696,523
     Unit value                                                  $1.825713        $1.424245         $0.972273        $1.146701
     Net assets (thousands)                                        $10,262           $6,829            $2,178           $1,945
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                         0.71%            0.22%                 -                -
     Total return                                                   28.19%           46.49%           (15.21%)         (22.44%)


     WANGER SELECT
     Accumulation units outstanding                              1,984,434        1,174,286           606,279          544,835
     Unit value                                                  $3.021609        $2.573829         $2.000844        $2.201081
     Net assets (thousands)                                         $5,996           $3,022            $1,213           $1,199
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                             -                -                 -                -
     Total return                                                   17.40%           28.64%            (9.10%)           7.34%

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     WANGER U.S. SMALLER COMPANIES
     Accumulation units outstanding                              4,732,853        4,116,304         3,170,366        1,904,896
     Unit value                                                  $3.183201        $2.733758         $1.939763        $2.369675
     Net assets (thousands)                                        $15,066          $11,253            $6,150           $4,514
     Mortality and expense ratio                                     1.60%            1.60%             1.60%            1.60%
     Investment income ratio                                             -                -                 -            0.04%
     Total return                                                   16.44%           40.93%           (18.14%)           9.60%














MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception February 2, 2001 to December 31, 2001.            (8) From inception September 13, 2002 to December 31, 2002.
(2) From inception April 17, 2001 to December 31, 2001.              (9) From inception October 1, 2002 to December 31, 2002.
(3) From inception April 18, 2001 to December 31, 2001.              (10) From inception June 4, 2003 to December 31, 2003.
(4) From inception November 9, 2001 to December 31, 2001.            (11) From inception June 5, 2003 to December 31, 2003.
(5) From inception August 30, 2002 to December 31, 2002.             (12) From inception December 3, 2004 to December 31, 2004.
(6) From inception September 3, 2002 to December 31, 2002.           * Annualized.
(7) From inception September 12, 2002 to December 31, 2002.

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                       SUBACCOUNT
                                                     ----------------------------------------------------------------------------


                                                         PHOENIX-                                                PHOENIX-ALLIANCE/
                                                         ABERDEEN                              PHOENIX-ALGER         BERNSTEIN
                                                       INTERNATIONAL        PHOENIX-AIM          SMALL-CAP         ENHANCED INDEX
                                                          SERIES           GROWTH SERIES       GROWTH SERIES           SERIES
                                                     -----------------   -----------------   -----------------  -----------------
Accumulation units outstanding, beginning of period         3,184,286           8,179,110             570,877          1,319,689
Participant deposits                                          593,784             245,771             151,483             62,669
Participant transfers                                       2,119,188(e)           77,575              59,361            118,769
Participant withdrawals                                      (290,783)           (634,985)            (62,242)          (217,507)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               5,606,475           7,867,471             719,479          1,283,620
                                                     ============================================================================


                                                       PHOENIX-DUFF &        PHOENIX-            PHOENIX-           PHOENIX-
                                                        PHELPS REAL          ENGEMANN            ENGEMANN        ENGEMANN SMALL-
                                                     ESTATE SECURITIES    CAPITAL GROWTH        GROWTH AND         CAP GROWTH
                                                          SERIES              SERIES           INCOME SERIES         SERIES
                                                     -----------------   -----------------   -----------------  -----------------
Accumulation units outstanding, beginning of period         3,244,886           6,943,835           4,998,162          2,411,822
Participant deposits                                          343,817             671,828             344,877            318,191
Participant transfers                                         312,539            (130,492(c)        2,516,701(b)         184,574
Participant withdrawals                                      (239,502)           (805,962)           (477,301)          (187,711)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               3,661,740           6,679,209           7,382,439          2,726,876
                                                     ============================================================================


                                                          PHOENIX-                                                    PHOENIX-
                                                          ENGEMANN           PHOENIX-             PHOENIX-         GOODWIN MULTI-
                                                         STRATEGIC        ENGEMANN VALUE       GOODWIN MONEY       SECTOR FIXED
                                                     ALLOCATION SERIES     EQUITY SERIES       MARKET SERIES       INCOME SERIES
                                                     -----------------   -----------------   -----------------  -----------------
Accumulation units outstanding, beginning of period         5,667,987           6,007,764           3,119,976          5,204,763
Participant deposits                                          428,776             470,737           1,783,784            861,275
Participant transfers                                         694,597           1,865,644(d)         (808,337)         2,819,948(a)
Participant withdrawals                                      (904,976)           (515,567)           (705,513)          (651,518)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               5,886,384           7,828,578           3,389,910          8,234,468
                                                     ============================================================================


                                                         PHOENIX-
                                                       GOODWIN MULTI-                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                       SECTOR SHORT        PHOENIX-KAYNE         SMALL-CAP        INTERNATIONAL
                                                         TERM BOND       RISING DIVIDENDS      QUALITY VALUE      EQUITY SELECT
                                                          SERIES              SERIES              SERIES              SERIES
                                                     -----------------   -----------------   -----------------  -----------------
Accumulation units outstanding, beginning of period         2,129,159           2,348,288             184,811          1,069,488
Participant deposits                                        1,461,960             268,790              20,509            275,196
Participant transfers                                       4,462,323             193,790             221,364            607,369
Participant withdrawals                                      (402,515)           (193,202)             (6,320)           (92,418)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               7,650,927           2,617,666             420,364          1,859,635
                                                     ============================================================================

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                       SUBACCOUNT
                                                     ----------------------------------------------------------------------------


                                                       PHOENIX-LAZARD      PHOENIX-LORD         PHOENIX-LORD      PHOENIX-LORD
                                                      SMALL-CAP VALUE      ABBETT BOND-       ABBETT LARGE-CAP   ABBETT MID-CAP
                                                           SERIES        DEBENTURE SERIES       VALUE SERIES      VALUE SERIES
                                                     -----------------   -----------------   -----------------  -----------------
Accumulation units outstanding, beginning of period           338,423           1,062,286           1,708,804            589,042
Participant deposits                                          114,261             304,744             337,214             82,992
Participant transfers                                          72,746             482,453           1,082,843            460,270
Participant withdrawals                                       (30,728)           (154,080)           (151,235)           (48,255)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 494,702           1,695,403           2,977,626          1,084,049
                                                     ============================================================================


                                                          PHOENIX-            PHOENIX-        PHOENIX-SANFORD   PHOENIX-SANFORD
                                                      NORTHERN DOW 30     NORTHERN NASDAQ-     BERNSTEIN MID-   BERNSTEIN SMALL-
                                                           SERIES       100 INDEX(R) SERIES  CAP VALUE SERIES   CAP VALUE SERIES
                                                     -----------------   -----------------   -----------------  -----------------
Accumulation units outstanding, beginning of period         1,697,864           3,411,336           3,038,845          2,366,471
Participant deposits                                           84,364             339,643             305,464            113,134
Participant transfers                                         286,721              29,249             814,720            374,491
Participant withdrawals                                      (206,179)           (399,504)           (346,464)          (257,745)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               1,862,770           3,380,724           3,812,565          2,596,351
                                                     ============================================================================


                                                      PHOENIX-SENECA      PHOENIX-SENECA     AIM V.I. CAPITAL
                                                      MID-CAP GROWTH      STRATEGIC THEME      APPRECIATION     AIM V.I. MID-CAP
                                                          SERIES              SERIES                FUND        CORE EQUITY FUND
                                                     -----------------   -----------------   -----------------  -----------------
Accumulation units outstanding, beginning of period         4,598,370           4,128,237           1,781,611                  -
Participant deposits                                          186,688             332,859             268,854                 26
Participant transfers                                        (515,355)           (818,459)            374,191          1,843,317(f)
Participant withdrawals                                      (377,051)           (335,161)           (126,171)            (4,421)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               3,892,652           3,307,476           2,298,485          1,838,922
                                                     ============================================================================


                                                                                              FEDERATED FUND     FEDERATED HIGH
                                                                          ALGER AMERICAN         FOR U.S.          INCOME BOND
                                                      AIM V.I. PREMIER   LEVERAGED ALLCAP       GOVERNMENT         FUND II --
                                                        EQUITY FUND          PORTFOLIO         SECURITIES II     PRIMARY SHARES
                                                     -----------------   -----------------   -----------------  -----------------
Accumulation units outstanding, beginning of period         1,171,694           4,606,160           8,691,159          5,642,867
Participant deposits                                          153,812             481,415             717,215            312,469
Participant transfers                                         146,052             444,424             342,350           (838,459)
Participant withdrawals                                       (82,495)           (436,380)           (772,858)          (440,598)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               1,389,063           5,095,619           8,977,866          4,676,279
                                                     ============================================================================

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                       SUBACCOUNT
                                                     ----------------------------------------------------------------------------


                                                                            VIP GROWTH
                                                     VIP CONTRAFUND(R)     OPPORTUNITIES         VIP GROWTH       MUTUAL SHARES
                                                         PORTFOLIO           PORTFOLIO           PORTFOLIO       SECURITIES FUND
                                                     -----------------   -----------------   -----------------  -----------------
Accumulation units outstanding, beginning of period         3,996,879           1,178,485           4,750,375          2,396,070
Participant deposits                                          616,376              29,182             530,072            367,072
Participant transfers                                       1,694,168              93,084             608,441            601,442
Participant withdrawals                                      (390,501)            (77,355)           (454,029)          (208,221)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               5,916,922           1,223,396           5,434,859          3,156,363
                                                     ============================================================================


                                                        TEMPLETON
                                                        DEVELOPING           TEMPLETON           TEMPLETON         TEMPLETON
                                                          MARKETS             FOREIGN          GLOBAL ASSET          GROWTH
                                                      SECURITIES FUND     SECURITIES FUND     ALLOCATION FUND    SECURITIES FUND
                                                     -----------------   -----------------   -----------------  -----------------
Accumulation units outstanding, beginning of period            74,187           2,098,614              88,334          2,348,884
Participant deposits                                            1,245             231,223                   3            354,152
Participant transfers                                          (6,469)            961,023              (7,115)           130,889
Participant withdrawals                                        (2,995)           (237,239)               (127)           (76,254)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  65,968           3,053,621              81,095          2,757,671
                                                     ============================================================================


                                                                                                                   SCUDDER VIT
                                                                                              RYDEX VARIABLE     EAFE(R) EQUITY
                                                      RYDEX VARIABLE      RYDEX VARIABLE       TRUST SECTOR           INDEX
                                                      TRUST JUNO FUND     TRUST NOVA FUND      ROTATION FUND           FUND
                                                     -----------------   -----------------   -----------------  -----------------
Accumulation units outstanding, beginning of period           659,925           1,327,277             487,042          1,745,394
Participant deposits                                          125,596             245,562             148,943            203,722
Participant transfers                                         599,595             194,433             154,543            377,220
Participant withdrawals                                       (71,977)           (252,361)            (29,282)          (167,504)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               1,313,139           1,514,911             761,246          2,158,832
                                                     ============================================================================


                                                        SCUDDER VIT                               WANGER             WANGER
                                                     EQUITY 500 INDEX        TECHNOLOGY        INTERNATIONAL      INTERNATIONAL
                                                            FUND             PORTFOLIO            SELECT            SMALL CAP
                                                     -----------------   -----------------   -----------------  -----------------
Accumulation units outstanding, beginning of period         3,406,841           2,679,978           2,080,464          4,794,487
Participant deposits                                          185,272             507,620             138,018            517,744
Participant transfers                                       1,130,701             (63,724)              9,503            653,489
Participant withdrawals                                      (418,044)           (252,265)            (81,839)          (344,771)
                                                     ----------------------------------------------------------------------------
Accumulation units outstanding, end of period               4,304,770           2,871,609           2,146,146          5,620,949
                                                     ============================================================================

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                       SUBACCOUNT
                                                     ----------------------------------------------------------------------------


                                                                             WANGER U.S.
                                                                              SMALLER
                                                       WANGER SELECT         COMPANIES
                                                     -----------------   -----------------
Accumulation units outstanding, beginning of period         1,174,286           4,116,304
Participant deposits                                          152,888             408,698
Participant transfers                                         774,936             569,903
Participant withdrawals                                      (117,676)           (362,052)
                                                     ----------------------------------------
Accumulation units outstanding, end of period               1,984,434           4,732,853
                                                     ========================================

















(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                          PHOENIX-                          PHOENIX-ALLIANCE/
                                                          ABERDEEN          PHOENIX-AIM         BERNSTEIN        PHOENIX-ALLIANCE/
                                                        INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     BERNSTEIN GROWTH
                                                           SERIES              SERIES             SERIES          + VALUE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period           2,140,254             226,879          1,261,564             232,232
Participant deposits                                            190,025              89,772             24,354             128,827
Participant transfers                                         1,068,806             241,219            168,433             269,480
Participant withdrawals                                        (214,799)            (26,272)          (134,662)            (20,518)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 3,184,286             531,598          1,319,689             610,021
                                                      ============================================================================


                                                        PHOENIX-DUFF &        PHOENIX-          PHOENIX-
                                                         PHELPS REAL          ENGEMANN        ENGEMANN SMALL         PHOENIX-
                                                      ESTATE SECURITIES    CAPITAL GROWTH       & MID-CAP         GOODWIN MONEY
                                                           SERIES              SERIES         GROWTH SERIES       MARKET SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period           3,780,085           6,429,368          1,724,118          11,227,168
Participant deposits                                            351,684             530,535            270,932           1,829,333
Participant transfers                                          (758,815)            552,534            533,638             417,407
Participant withdrawals                                        (128,068)           (568,602)          (116,866)        (10,353,932)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 3,244,886           6,943,835          2,411,822           3,119,976
                                                      ============================================================================


                                                                               PHOENIX-
                                                          PHOENIX-           GOODWIN MULTI-
                                                        GOODWIN MULTI-        SECTOR SHORT    PHOENIX-JANUS       PHOENIX-KAYNE
                                                         SECTOR FIXED          TERM BOND      FLEXIBLE INCOME    RISING DIVIDENDS
                                                        INCOME SERIES           SERIES            SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period           3,287,175                   -          2,497,875              81,289
Participant deposits                                            703,894           1,478,230            344,792             320,310
Participant transfers                                         1,683,230             658,854            549,623           2,012,801
Participant withdrawals                                        (469,536)             (7,925)          (138,669)            (66,112)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 5,204,763           2,129,159          3,253,621           2,348,288
                                                      ============================================================================


                                                       PHOENIX-KAYNE       PHOENIX-LAZARD
                                                         SMALL-CAP          INTERNATIONAL     PHOENIX-LAZARD      PHOENIX-LAZARD
                                                        QUALITY VALUE       EQUITY SELECT     SMALL-CAP VALUE     U.S. MULTI-CAP
                                                           SERIES              SERIES             SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              56,758             111,158             16,918               1,193
Participant deposits                                             44,360             289,827             28,130              38,311
Participant transfers                                            85,125             683,974            296,003             102,203
Participant withdrawals                                          (1,432)            (15,471)            (2,628)             (3,255)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   184,811           1,069,488            338,423             138,452
                                                      ============================================================================

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                         PHOENIX-LORD        PHOENIX-LORD       PHOENIX-LORD       PHOENIX-MFS
                                                         ABBETT BOND-        ABBETT LARGE-     ABBETT MID-CAP    INVESTORS GROWTH
                                                       DEBENTURE SERIES      VALUE SERIES       VALUE SERIES       STOCK SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             226,579            190,125             90,292            5,417,211
Participant deposits                                            319,776            358,524            153,871              752,390
Participant transfers                                           602,731          1,190,015            355,148            2,441,344
Participant withdrawals                                         (86,800)           (29,860)           (10,269)            (431,835)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,062,286          1,708,804            589,042            8,179,110
                                                      ============================================================================


                                                        PHOENIX-MFS                               PHOENIX-          PHOENIX-
                                                       INVESTOR TRUST       PHOENIX-MFS       NORTHERN DOW 30    NORTHERN NASDAQ-
                                                           SERIES           VALUE SERIES           SERIES       100 INDEX(R) SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             227,799             639,258         1,268,208            1,780,567
Participant deposits                                             60,336             142,888           101,223              502,511
Participant transfers                                           235,783             639,796           445,325            1,254,341
Participant withdrawals                                         (22,657)            (87,875)         (116,892)            (126,083)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   501,261           1,334,067         1,697,864            3,411,336
                                                      ============================================================================


                                                          PHOENIX-            PHOENIX-
                                                       OAKHURST GROWTH        OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                         AND INCOME           STRATEGIC       OAKHURST VALUE     BERNSTEIN GLOBAL
                                                           SERIES         ALLOCATION SERIES    EQUITY SERIES       VALUE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period           3,595,307           4,905,819         5,149,078              392,929
Participant deposits                                            547,852             418,134           542,938               72,594
Participant transfers                                         1,371,900             823,582           622,157              346,282
Participant withdrawals                                        (516,897)           (479,548)         (306,409)             (83,423)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 4,998,162           5,667,987         6,007,764              728,382
                                                      ============================================================================


                                                      PHOENIX-SANFORD     PHOENIX-SANFORD     PHOENIX-SENECA     PHOENIX-SENECA
                                                       BERNSTEIN MID-     BERNSTEIN SMALL-    MID-CAP GROWTH     STRATEGIC THEME
                                                      CAP VALUE SERIES    CAP VALUE SERIES        SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period           2,538,445           1,797,905         4,040,891            2,898,845
Participant deposits                                            212,822             200,499           514,977              148,501
Participant transfers                                           434,615             484,982           272,696            1,279,621
Participant withdrawals                                        (147,037)           (116,915)         (230,194)            (198,730)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 3,038,845           2,366,471         4,598,370            4,128,237
                                                      ============================================================================

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                       PHOENIX-STATE
                                                       STREET RESEARCH     AIM V.I. CAPITAL                       ALGER AMERICAN
                                                         SMALL-CAP           APPRECIATION     AIM V.I. PREMIER    LEVERAGED ALLCAP
                                                        GROWTH SERIES           FUND           EQUITY FUND           PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              15,420             765,344            799,233           2,752,617
Participant deposits                                            132,395             410,277            241,593             753,445
Participant transfers                                           430,183             668,604            223,523           1,429,951
Participant withdrawals                                          (7,121)            (62,614)           (92,655)           (329,853)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   570,877           1,781,611          1,171,694           4,606,160
                                                      ============================================================================


                                                       FEDERATED FUND     FEDERATED HIGH
                                                          FOR U.S.          INCOME BOND                             VIP GROWTH
                                                         GOVERNMENT          FUND II --      VIP CONTRAFUND(R)     OPPORTUNITIES
                                                        SECURITIES II      PRIMARY SHARES        PORTFOLIO          PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period           6,594,621           2,373,787          2,454,765           1,088,615
Participant deposits                                            927,457             469,672            382,962              35,619
Participant transfers                                         1,854,450           3,097,591          1,353,154             201,191
Participant withdrawals                                        (685,369)           (298,183)          (194,002)           (146,940)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 8,691,159           5,642,867          3,996,879           1,178,485
                                                      ============================================================================


                                                                                               TEMPLETON
                                                                                               DEVELOPING          TEMPLETON
                                                        VIP GROWTH          MUTUAL SHARES        MARKETS            FOREIGN
                                                         PORTFOLIO         SECURITIES FUND    SECURITIES FUND    SECURITIES FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period           3,289,462           1,315,695             93,534           1,312,998
Participant deposits                                            560,923             172,506                180             423,414
Participant transfers                                         1,103,126           1,075,014               (791)            486,837
Participant withdrawals                                        (203,136)           (167,145)           (18,736)           (124,635)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 4,750,375           2,396,070             74,187           2,098,614
                                                      ============================================================================


                                                         TEMPLETON          TEMPLETON
                                                        GLOBAL ASSET          GROWTH          RYDEX VARIABLE     RYDEX VARIABLE
                                                       ALLOCATION FUND     SECURITIES FUND    TRUST JUNO FUND    TRUST NOVA FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             106,650             862,231                  -                   -
Participant deposits                                                 88             187,644              52,103            215,992
Participant transfers                                               660           1,339,819             617,062          1,138,347
Participant withdrawals                                         (19,064)            (40,810)             (9,240)           (27,062)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    88,334           2,348,884             659,925          1,327,277
                                                      ============================================================================

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                      ------------------------------------------------------------------------------
                                                                            SCUDDER VIT
                                                       RYDEX VARIABLE      EAFE(R) EQUITY       SCUDDER VIT
                                                        TRUST SECTOR           INDEX          EQUITY 500 INDEX     TECHNOLOGY
                                                        ROTATION FUND           FUND                FUND           PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                   -             831,806            555,749           1,430,437
Participant deposits                                             73,770             152,086            695,562             239,736
Participant transfers                                           418,186             833,556          2,208,872           1,088,789
Participant withdrawals                                          (4,914)            (72,054)           (53,342)            (78,984)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   487,042           1,745,394          3,406,841           2,679,978
                                                      ============================================================================


                                                                               WANGER                              WANGER U.S.
                                                       WANGER FOREIGN       INTERNATIONAL                            SMALLER
                                                           FORTY              SMALL CAP        WANGER TWENTY        COMPANIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             954,754           2,240,460            606,279           3,170,366
Participant deposits                                             85,787             528,353             99,429             463,942
Participant transfers                                         1,108,102           2,169,315            521,072             688,124
Participant withdrawals                                         (68,179)           (143,641)           (52,494)           (206,128)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,080,464           4,794,487          1,174,286           4,116,304
                                                      ============================================================================

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, 1.075% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $58,382, $45,456 and $30,760 during the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $947,426, $1,489,655 and $366,370 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies

                             PHOENIX PREMIUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[logo]PRICEWATERHOUSECOOPERS PWC


To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account (Phoenix Premium Edge(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (Phoenix Premium Edge(R)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             --------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Balance Sheet as of December 31, 2004 and 2003............................................................        F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2004, 2003 and 2002....................................................        F-5

Statement of Cash Flows for the years ended December 31, 2004, 2003 and 2002..............................        F-6

Notes to Financial Statements.............................................................................     F-7 - F-18

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, CT
March 8, 2005

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                   ($ amounts in thousands, except share data)
                           DECEMBER 31, 2004 AND 2003

                                                                                                  2004             2003
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................     $  3,075,379     $  3,087,957
Available-for-sale equity securities, at fair value.....................................              261            8,687
Policy loans, at unpaid principal balances..............................................            2,486            1,753
Other invested assets...................................................................            4,393           20,314
                                                                                            ---------------  ---------------
Total investments.......................................................................        3,082,519        3,118,711
Cash and cash equivalents...............................................................           39,598           80,972
Accrued investment income...............................................................           27,353           26,817
Deferred policy acquisition costs.......................................................          433,458          372,609
Other general account assets............................................................           37,653           23,611
Separate account assets.................................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds..............................................................     $  2,627,920     $  2,760,567
Policy liabilities and accruals.........................................................          350,851          235,484
Deferred income taxes...................................................................           63,402           55,926
Other general account liabilities.......................................................           30,047           42,959
Separate account liabilities............................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................        5,485,791        5,105,070
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued..............            2,500            2,500
Additional paid-in capital..............................................................          503,234          484,234
Retained earnings.......................................................................           32,911           16,196
Accumulated other comprehensive income..................................................            9,716           24,854
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................          548,361          527,784
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------
 REVENUES:
 Premiums...............................................................    $      7,367     $      5,829     $      4,372
 Insurance and investment product fees..................................          83,300           65,529           46,915
 Investment income, net of expenses.....................................         143,862          133,531           92,472
 Net realized investment gains (losses).................................           5,121              768          (16,167)
                                                                           ---------------  ---------------  ---------------
 TOTAL REVENUES.........................................................         239,650          205,657          127,592
                                                                           ---------------  ---------------  ---------------

 BENEFITS AND EXPENSES:
 Policy benefits........................................................         136,760          127,311           98,915
 Policy acquisition cost amortization...................................          45,027           20,040           23,182
 Other operating expenses...............................................          35,683           35,288           27,386
                                                                           ---------------  ---------------  ---------------
 TOTAL BENEFITS AND EXPENSES............................................         217,470          182,639          149,483
                                                                           ---------------  ---------------  ---------------
 Income (loss) before income taxes......................................          22,180           23,018          (21,891)
 Applicable income taxes (benefit)......................................           5,465            8,369           (8,635)
                                                                           ---------------  ---------------  ---------------
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ===============  ===============  ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ---------------  ---------------  ---------------
 Net unrealized investment gains (losses)...............................         (14,802)           2,561           18,522
 Net unrealized derivative instruments gains (losses)...................            (336)            (335)           2,147
                                                                           ---------------  ---------------  ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------
 COMPREHENSIVE INCOME...................................................    $      1,577     $     16,875     $      7,413
                                                                           ===============  ===============  ===============

 ADDITIONAL PAID-IN  CAPITAL:
 Capital contributions from parent......................................    $     19,000     $     40,000     $    259,370

 RETAINED EARNINGS:
 Net income (loss)......................................................          16,715           14,649          (13,256)

 ACCUMULATED OTHER COMPREHENSIVE INCOME:
 Other comprehensive income (loss)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------

 CHANGE IN STOCKHOLDER'S EQUITY.........................................          20,577           56,875          266,783
 Stockholder's equity, beginning of year................................         527,784          470,909          204,126
                                                                           ---------------  ---------------  ---------------
 STOCKHOLDER'S EQUITY, END OF YEAR......................................    $    548,361     $    527,784     $    470,909
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

 OPERATING ACTIVITIES:
 Net income (loss)......................................................    $     16,715     $     14,649     $    (13,256)
 Net realized investment (gains) losses.................................          (5,121)            (768)          16,167
 Investment (gains) losses..............................................          (5,634)           6,876           22,671
 Deferred income taxes..................................................          15,627           15,734              438
 Increase in deferred policy acquisition costs..........................         (61,761)        (100,542)        (128,164)
 Increase in policy liabilities and accruals............................         135,384          126,059           66,632
 Other assets and other liabilities net change..........................         (19,262)          32,352          (63,659)
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) OPERATING ACTIVITIES...................................          75,948           94,360          (99,171)
                                                                           ---------------  ---------------  ---------------

 INVESTING ACTIVITIES:

 Investment purchases...................................................      (1,506,835)      (2,068,268)      (1,753,350)
 Investment sales, repayments and maturities............................       1,503,161        1,338,495          414,195
                                                                           ---------------  ---------------  ---------------
 CASH (FOR) INVESTING ACTIVITIES........................................          (3,674)        (729,773)      (1,339,155)
                                                                           ---------------  ---------------  ---------------

 FINANCING ACTIVITIES:

 Policyholder deposit fund deposits.....................................         365,166          928,973        2,072,129
 Policyholder deposit fund withdrawals..................................        (497,814)        (725,834)        (591,371)
 Capital contributions from parent......................................          19,000           40,000          259,370
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) FINANCING ACTIVITIES...................................        (113,648)         243,139        1,740,128
                                                                           ---------------  ---------------  ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS....................................         (41,374)        (392,274)         301,802
 Cash and cash equivalents, beginning of year...........................          80,972          473,246          171,444
                                                                           ---------------  ---------------  ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR.................................    $     39,598     $     80,972     $    473,246
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities, and accruals for deferred taxes. Significant accounting policies are presented throughout the notes in italicized type.

NEW ACCOUNTING PRONOUNCEMENTS

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", or EITF 03-1, are effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, are not anticipated to have a material effect on our financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts", or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

DIRECT BUSINESS AND REINSURANCE:                                                       YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct premiums........................................................     $     43,348     $     30,404     $     21,283
Premiums ceded to reinsurers...........................................          (35,981)         (24,575)         (16,911)
                                                                           ---------------  ---------------  ---------------
PREMIUMS...............................................................     $      7,367     $      5,829     $      4,372
                                                                           ===============  ===============  ===============

Direct policy benefits incurred........................................     $     37,846     $     19,031     $     13,757
Policy benefits assumed from reinsureds................................              286              160              197
Policy benefits ceded to reinsurers....................................          (26,767)         (12,829)         (11,378)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS........................................................     $     11,365     $      6,362     $      2,576
                                                                           ===============  ===============  ===============

Direct life insurance in-force.........................................     $ 30,623,344     $ 20,518,533     $ 11,999,540
Life insurance in-force assumed from reinsureds........................          155,964          168,788          215,329
Life insurance in-force ceded to reinsurers............................      (23,057,775)     (15,544,504)      (9,842,076)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE................................................     $  7,721,533     $  5,142,817     $  2,372,793
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force.................             2.02%            3.28%            9.07%
                                                                           ===============  ===============  ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $125.4 million, $121.0 million and $96.3 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]

In 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                         YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions..............     $    106,788     $    120,582     $    102,769
Acquisition costs recognized in Valley Forge Life acquisition..........               --               --           48,577
Recurring costs amortized to expense...................................          (45,027)         (20,040)         (23,182)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3)......................             (912)          16,390          (37,474)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs............................           60,849          116,932           90,690
Deferred policy acquisition costs, beginning of year...................          372,609          255,677          164,987
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.........................     $    433,458     $    372,609     $    255,677
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.25% to 5.75% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $114.7 million and $171.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $8.5 million and $7.2 million, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 1.6% to 8.25%, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period. [end italic]


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). [end italic]

FAIR VALUE AND COST OF AVAILABLE-FOR-SALE                                        AS OF DECEMBER 31,
DEBT SECURITIES:                                         -------------------------------------------------------------------
$ amounts in thousands)                                                2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $     65,485     $     64,850      $     58,894     $     58,166
State and political subdivision......................           45,028           44,717            48,376           47,621
Foreign government...................................           73,572           69,137            44,918           43,261
Corporate............................................        1,674,157        1,657,987         1,475,398        1,445,360
Mortgage-backed......................................          665,778          652,781           695,425          680,360
Other asset-backed...................................          551,359          551,368           764,946          758,868
                                                         ---------------  ---------------   ---------------  ---------------
DEBT SECURITIES......................................     $  3,075,379     $  3,040,840      $  3,087,957     $  3,033,636
                                                         ===============  ===============   ===============  ===============

[begin italic] For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

We owned no non-income producing debt securities as of December 31, 2004 or 2003.

FAIR VALUE AND COST OF EQUITY SECURITIES:                                        AS OF DECEMBER 31,
($ amounts in thousands)                                 -------------------------------------------------------------------
                                                                       2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

Mutual fund seed investments.........................     $         63     $         39      $      8,512     $      6,510
Other equity securities..............................              198              227               175              229
                                                         ---------------  ---------------   ---------------  ---------------
EQUITY SECURITIES....................................     $        261     $        266      $      8,687     $      6,739
                                                         ===============  ===============   ===============  ===============

GROSS AND NET UNREALIZED GAINS (LOSSES) FROM                                     AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                             GAINS            LOSSES            GAINS            LOSSES
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $        878     $       (243)     $        936     $       (208)
State and political subdivision......................              721             (410)            1,107             (352)
Foreign government...................................            4,565             (130)            2,451             (794)
Corporate............................................           30,610          (14,440)           42,578          (12,540)
Mortgage-backed......................................           14,805           (1,808)           16,566           (1,501)
Other asset-backed...................................            4,660           (4,669)           10,070           (3,992)
                                                         ---------------  ---------------   ---------------  ---------------
Debt securities gains and losses.....................     $     56,239     $    (21,700)     $     73,708     $    (19,387)
                                                         ===============  ===============   ===============  ===============
Equity securities gains and losses...................     $         24     $        (29)     $      2,002     $        (54)
                                                         ===============  ===============   ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS.................     $     34,534                       $     56,269
                                                         ===============                    ===============


AGING OF TEMPORARILY IMPAIRED GENERAL                                        AS OF DECEMBER 31, 2004
ACCOUNT DEBT AND EQUITY SECURITIES:         ---------------------------------------------------------------------------------------
($ amounts in thousands)                         LESS THAN 12 MONTHS         GREATER THAN 12 MONTHS                TOTAL
                                            ----------------------------   ---------------------------   --------------------------
                                                FAIR        UNREALIZED         FAIR        UNREALIZED        FAIR       UNREALIZED
                                                VALUE         LOSSES           VALUE         LOSSES          VALUE        LOSSES
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES
U.S. government and agency...............    $   29,470     $     (243)     $       --    $       --      $   29,470    $     (243)
State and political subdivision..........        12,280           (227)          4,151          (183)         16,431          (410)
Foreign government.......................            --             --           4,833          (130)          4,833          (130)
Corporate................................       484,913        (11,468)         76,796        (2,972)        561,709       (14,440)
Mortgage-backed..........................       242,502         (1,689)         18,780          (119)        261,282        (1,808)
Other asset-backed.......................       259,871         (2,355)          9,853        (2,314)        269,724        (4,669)
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES..........................    $1,029,036     $  (15,982)     $  114,413    $   (5,718)     $1,143,449    $  (21,700)
COMMON STOCK.............................            --             --              --           (29)             --           (29)
                                            -------------  -------------   ------------  -------------   ------------  -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $1,029,036     $  (15,982)     $  114,413    $   (5,747)     $1,143,449    $  (21,729)
                                            =============  =============   ============  =============   ============  =============

BELOW INVESTMENT GRADE...................    $   36,729     $     (953)     $   10,934    $   (2,325)     $   47,663    $   (3,278)
                                            =============  =============   ============  =============   ============  =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES...................                   $     (355)                   $     (455)                   $     (810)
                                                           =============                 =============                 =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting. [end italic]

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in first-out basis and when declines in the fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income. [end italic]

SOURCES OF NET INVESTMENT INCOME:                                                      YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    145,354     $    132,101     $     88,764
Equity securities......................................................               44              478              269
Other investments......................................................              178              931              237
Policy loans...........................................................              122              140               38
Cash and cash equivalents..............................................            1,000            2,679            4,891
                                                                           ---------------  ---------------  ---------------
Total investment income................................................          146,698          136,329           94,199
  Less:  Investment expenses...........................................            2,836            2,798            1,727
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME..................................................     $    143,862     $    133,531     $     92,472
                                                                           ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS..............................................     $         --     $     (8,113)    $    (13,207)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains........................................            6,015            9,615            2,754
Debt security transaction losses.......................................           (3,581)          (2,411)          (6,640)
Equity security transaction gains......................................            2,286            3,993               --
Equity security transaction losses.....................................               --           (1,354)              (1)
Other investment transaction gains (losses)............................              402             (960)             930
Cash equivalent transaction losses.....................................               (1)              (2)              (3)
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES).........................................            5,121            8,881           (2,960)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES).................................     $      5,121     $        768     $    (16,167)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes. [end italic]

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    (19,782)    $    (11,311)    $     62,514
Equity securities......................................................           (1,953)             695            1,253
Other investments......................................................             (125)          (1,833)           2,203
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)....................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)...............................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)..................              912          (16,390)          37,474
Applicable deferred income taxes.......................................           (7,970)           1,380            9,974
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses)....................           (7,058)         (15,010)          47,448
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN             $    (14,802)    $      2,561     $     18,522
  OTHER COMPREHENSIVE INCOME...........................................    ===============  ===============  ===============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................     $ (1,505,651)    $ (2,050,231)    $ (1,733,608)
Equity security purchases..............................................              (40)          (8,619)          (9,374)
Other invested asset purchases.........................................             (411)          (9,000)          (9,929)
Policy loan advances, net..............................................             (733)            (418)            (439)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................     $ (1,506,835)    $ (2,068,268)    $ (1,753,350)
                                                                           ===============  ===============  ===============

Debt securities sales..................................................     $    886,091     $    484,329     $     94,486
Debt securities maturities and repayments..............................          591,962          817,792          296,625
Equity security sales..................................................            8,798           36,374           23,084
Other invested asset sales.............................................           16,310               --               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................     $  1,503,161     $  1,338,495     $    414,195
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

COST OF DEBT SECURITIES BY MATURITY:                                                                          AS OF DEC 31,
($ amounts in thousands)                                                                                          2004
                                                                                                             ---------------

Due in one year or less...................................................................................    $     69,539
Due after one year through five years.....................................................................       1,114,169
Due after five years through ten years....................................................................         678,021
Due after ten years.......................................................................................       1,179,111
                                                                                                             ---------------
TOTAL.....................................................................................................    $  3,040,840
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]


5.       INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income tax expense (benefit) attributable to:

Net income (loss)......................................................     $      5,465     $      8,369     $     (8,635)
Other comprehensive income (loss)......................................           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)............................................     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

Current................................................................     $    (10,162)    $     (7,366)    $     (9,073)
Deferred...............................................................           15,627           15,735              438
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME........................            5,465            8,369           (8,635)
Deferred income taxes applicable to other comprehensive income.........           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)..........................................     $     (3,450)    $    (51,107)    $      3,149
                                                                           ===============  ===============  ===============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income (loss) before income taxes......................................     $     22,180    $      23,018     $    (21,891)
                                                                           ---------------  ---------------  ---------------
Income taxes (benefit) at statutory rate of 35.0%......................            7,763            8,056           (7,662)
Tax (benefit) attributable to tax-advantaged investment income.........           (2,264)             360             (972)
Other, net.............................................................              (34)             (47)              (1)
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT)......................................     $      5,465     $      8,369     $     (8,635)
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates...................................             24.6%            36.4%            39.4%
                                                                           ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ amounts in thousands)                                                                    --------------------------------
                                                                                                 2004             2003
                                                                                            ---------------  ---------------
Deferred income tax assets:
Future policyholder benefits............................................................     $     48,756     $     44,815
Unearned premiums / deferred revenues...................................................            5,983            4,675
Net operating loss carryover benefits...................................................           23,618           29,435
Other...................................................................................            1,041              831
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS........................................................           79,398           79,756
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................          133,372          114,962
Investments.............................................................................            9,428           20,720
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................          142,800          135,682
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY...........................................................     $     63,402     $     55,926
                                                                                            ===============  ===============

We are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2004, we had net operating loss carryforwards of $67.5 million for federal income tax purposes, of which $60.1 million expires in 2017 and $7.4 million expires in 2018. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2004 and 2003 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $82.0 million, $86.5 million and $64.3 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $5.4 million and $12.2 million as of December 31, 2004 and 2003, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2.8 million, $2.8 million and $0.2 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $0.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate account fees were $1.2 million, $1.6 million and $2.0 million for 2004, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by PEPCO of $39.5 million, $36.2 million and $30.4 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to PEPCO were $2.7 million and $2.0 million as of December 31, 2004 and 2003, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $28.9 million, $33.3 million and $26.1 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $0.9 million and $1.6 million as of December 31, 2004 and 2003, respectively.

Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sells and services certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $0.1 million, $0.4 million and $1.0 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Griffith were $0 and $36 thousand, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix

Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                       YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             --------------------------------------------------------------------------------------
                                                 GROSS          NET            GROSS          NET          GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $  (17,140)   $  (11,734)     $   (2,606)   $    8,959     $   62,083    $   15,995
Net realized investment losses on
  available-for-sale securities included
  in net income...........................        (4,720)       (3,068)         (9,843)       (6,398)         3,887         2,527
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........       (21,860)      (14,802)        (12,449)        2,561         65,970        18,522
Net unrealized derivative instruments
  gains (losses)..........................          (517)         (336)           (516)         (335)         3,302         2,147
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........       (22,377)   $  (15,138)        (12,965)   $    2,226         69,272    $   20,669
                                             ------------  =============   ------------  ============   ------------  =============
Applicable deferred policy acquisition
  cost amortization.......................           912                       (16,390)                      37,474
Applicable deferred income taxes
  (benefit)...............................        (8,151)                        1,199                       11,129
                                             ------------                  ------------                 ------------
Offsets to other comprehensive income.....        (7,239)                      (15,191)                      48,603
                                             ------------                  ------------                 ------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $  (15,138)                   $    2,226                   $   20,669
                                             ============                  ============                 ============

COMPONENTS OF ACCUMULATED                                                        AS OF DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                              GROSS             NET              GROSS             NET
                                                         ---------------  ---------------   ---------------  ---------------

Unrealized gains on investments......................     $     37,036     $      8,573      $     58,896     $     23,375
Unrealized gains on derivative instruments...........            1,757            1,143             2,274            1,479
                                                         ---------------  ---------------   ---------------  ---------------
Accumulated other comprehensive income...............           38,793     $      9,716            61,170     $     24,854
                                                         ---------------  ===============   ---------------  ===============
Applicable deferred policy acquisition costs.........           23,845                             22,933
Applicable deferred income taxes.....................            5,232                             13,383
                                                         ---------------                    ---------------
Offsets to other comprehensive income................           29,077                             36,316
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............     $      9,716                       $     24,854
                                                         ===============                    ===============

9.   FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                       AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                -------------------------------------------------------------------
($ amounts in thousands)                                               2004                               2003
                                                         --------------------------------   --------------------------------
                                                            CARRYING           FAIR            CARRYING           FAIR
                                                             VALUE            VALUE             VALUE            VALUE
                                                         ---------------  ---------------   ---------------  ---------------

Cash and cash equivalents............................     $     39,598     $     39,598      $     80,972     $     80,972
Debt securities......................................        3,075,379        3,075,379         3,087,957        3,087,957
Equity securities....................................              261              261             8,687            8,687
Policy loans.........................................            2,486            2,486             1,753            1,753
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL ASSETS.....................................     $  3,117,724     $  3,117,724      $  3,179,369     $  3,179,369
                                                         ===============  ===============   ===============  ===============

Investment contracts.................................     $  2,627,920     $  2,644,127      $  2,760,567     $  2,797,772
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL LIABILITIES................................     $  2,627,501     $  2,643,708      $  2,760,567     $  2,797,772
                                                         ===============  ===============   ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item. [end italic]

We recognized an after-tax gain (loss) of $(0.3) million, $(0.3) million and $2.1 million for the years ended December 31, 2004, 2003 and 2002 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2004, 2003 and 2002, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2004 and 2003.


10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2004, 2003 and 2002. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA:                                                      AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Statutory capital and surplus..........................................     $    245,831     $    240,750     $    215,298
Asset valuation reserve................................................            7,370            1,249              508
                                                                           ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $    253,201     $    241,999     $    215,806
                                                                           ===============  ===============  ===============
STATUTORY (LOSS) FROM OPERATIONS.......................................     $     (2,574)    $    (27,237)    $   (133,996)
                                                                           ===============  ===============  ===============
STATUTORY NET (LOSS)...................................................     $     (3,254)    $    (37,387)    $   (146,136)
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2005 without prior approval.

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS
         MARCH 31, 2005


                                                 TABLE OF CONTENTS

                                                                                                                 Page

Unaudited Interim Condensed Financials Statements:

Unaudited Interim Condensed Balance Sheet as of March 31, 2005 (unaudited) and
  December 31, 2004........................................................................................       F-21

Unaudited Interim Condensed Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the three months ended March 31, 2005 and 2004..................................       F-22

Unaudited Interim Condensed Statement of Cash Flows for the three months ended
  March 31, 2005 and 2004..................................................................................       F-23

Notes to Unaudited Interim Condensed Financial Statements for the three months ended
  March 31, 2005 and 2004..................................................................................    F-24 - F-26


                                               PHL VARIABLE INSURANCE COMPANY
                                          UNAUDITED INTERIM CONDENSED BALANCE SHEET
                                                  ($ amounts in thousands)
                                      MARCH 31, 2005 (UNAUDITED) AND DECEMBER 31, 2004

                                                                                                  2005             2004
                                                                                             ---------------  ---------------
ASSETS:
Available-for-sale debt securities, at fair value.........................................    $   3,043,403    $   3,075,379
Available-for-sale equity securities, at fair value.......................................              196              261
Policy loans, at unpaid principal balances................................................            2,613            2,486
Other investments.........................................................................            4,332            4,393
                                                                                             ---------------  ---------------
TOTAL INVESTMENTS.........................................................................        3,050,544        3,082,519
Cash and cash equivalents.................................................................           18,966           39,598
Accrued investment income.................................................................           29,811           27,353
Deferred policy acquisition costs.........................................................          474,849          433,458
Other general account assets..............................................................           32,922           37,653
Separate account assets...................................................................        2,337,339        2,413,571
                                                                                             ---------------  ---------------
TOTAL ASSETS..............................................................................    $   5,944,431    $   6,034,152
                                                                                             ===============  ===============

LIABILITIES:
Policyholder deposit funds................................................................    $   2,568,685    $   2,627,920
Policy liabilities and accruals...........................................................          375,448          350,851
Deferred income taxes.....................................................................           59,801           63,402
Other general account liabilities.........................................................           57,348           30,047
Separate account liabilities..............................................................        2,337,339        2,413,571
                                                                                             ---------------  ---------------
TOTAL LIABILITIES.........................................................................        5,398,621        5,485,791
                                                                                             ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................            2,500            2,500
Additional paid-in capital................................................................          503,234          503,234
Retained earnings.........................................................................           37,587           32,911
Accumulated other comprehensive income....................................................            2,489            9,716
                                                                                             ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................          545,810          548,361
                                                                                             ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................    $   5,944,431    $   6,034,152
                                                                                             ===============  ===============

The accompanying notes are an integral part of these financial statements.

                                               PHL VARIABLE INSURANCE COMPANY
                            UNAUDITED INTERIM CONDENSED STATEMENT OF INCOME, COMPREHENSIVE INCOME
                                             AND CHANGES IN STOCKHOLDER'S EQUITY
                                                  ($ amounts in thousands)
                                         THREE MONTHS ENDED MARCH 31, 2005 AND 2004

                                                                                                  2005             2004
                                                                                             ---------------  ---------------
REVENUES:
Premiums..................................................................................    $       1,352    $       1,018
Insurance and investment product fees.....................................................           23,625           18,904
Investment income, net of expenses........................................................           37,788           34,107
Net realized investment gains (losses)....................................................             (590)           1,711
                                                                                             ---------------  ---------------
TOTAL REVENUES............................................................................           62,175           55,740
                                                                                             ---------------  ---------------

BENEFITS AND EXPENSES:
Policy benefits...........................................................................           32,957           33,761
Policy acquisition cost amortization......................................................           14,822            6,696
Other operating expenses..................................................................            7,344           10,761
                                                                                             ---------------  ---------------
TOTAL BENEFITS AND EXPENSES...............................................................           55,123           51,218
                                                                                             ---------------  ---------------
Income before income taxes................................................................            7,052            4,522
Applicable income taxes...................................................................            2,376            1,547
                                                                                             ---------------  ---------------
NET INCOME................................................................................    $       4,676    $       2,975
                                                                                             ===============  ===============

COMPREHENSIVE INCOME:
NET INCOME................................................................................    $       4,676    $       2,975
                                                                                             ---------------  ---------------
Net unrealized investment gains (losses)..................................................           (7,227)          14,066
                                                                                             ---------------   ---------------
OTHER COMPREHENSIVE INCOME (LOSS).........................................................           (7,227)          14,066
                                                                                             ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)...............................................................    $      (2,551)   $      17,041
                                                                                             ===============  ===============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent.........................................................               --            9,000

RETAINED EARNINGS:
Net income................................................................................            4,676            2,975

OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss).........................................................           (7,227)          14,066
                                                                                             ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY............................................................           (2,551)          26,041
Stockholder's equity, beginning of period.................................................          548,361          527,784
                                                                                             ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF PERIOD.......................................................    $     545,810    $     553,825
                                                                                             ===============  ===============

The accompanying notes are an integral part of these financial statements.


                                               PHL VARIABLE INSURANCE COMPANY
                                     UNAUDITED INTERIM CONDENSED STATEMENT OF CASH FLOWS
                                                  ($ amounts in thousands)
                                         THREE MONTHS ENDED MARCH 31, 2005 AND 2004

                                                                                                  2005             2004
                                                                                             ---------------  ---------------
OPERATING ACTIVITIES:
Net income................................................................................    $       4,676    $       2,975
Net realized investment gains (losses)....................................................              590           (1,711)
Investment income (loss)..................................................................           (4,304)          (2,682)
Deferred income taxes.....................................................................              290           20,853
Increase in receivables...................................................................            1,164            1,739
Increase in deferred policy acquisition costs.............................................           (7,391)         (24,805)
Increase in policy liabilities and accruals...............................................           28,626           28,262
Other assets and other liabilities net change.............................................           22,705          (15,985)
                                                                                             ---------------  ---------------
CASH FROM OPERATING ACTIVITIES............................................................           46,356            8,646
                                                                                             ---------------  ---------------

INVESTING ACTIVITIES:
Investment purchases......................................................................         (201,419)        (272,706)
Investment sales, repayments and maturities...............................................          193,666          263,969
                                                                                             ---------------  ---------------
CASH FOR INVESTING ACTIVITIES.............................................................           (7,753)          (8,737)
                                                                                             ---------------  ---------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits........................................................           66,630           96,294
Policyholder deposit fund withdrawals.....................................................         (125,865)        (159,273)
Capital contributions from parent.........................................................               --            9,000
                                                                                             ---------------  ---------------
CASH FROM FINANCING ACTIVITIES............................................................          (59,235)         (53,979)
                                                                                             ---------------  ---------------
CHANGE IN CASH AND CASH EQUIVALENTS.......................................................          (20,632)         (54,070)
Cash and cash equivalents, beginning of period............................................           39,598           80,972
                                                                                             ---------------  ---------------
CASH AND CASH EQUIVALENTS, END OF PERIOD..................................................    $      18,966    $      26,902
                                                                                             ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
            NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS
                            ($ amounts in thousands)
                   THREE MONTHS ENDED MARCH 31, 2005 AND 2004



1.   ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities; deferred tax liabilities and accruals for contingent liabilities. Our significant accounting policies are presented in the notes to our 2004 audited financial statements.

Our interim financial statements for the period ended March 31, 2005 do not include all of the information required by GAAP for annual financial statements. In our opinion, we have included all adjustments, consisting of normal, recurring adjustments, considered necessary for a fair statement of the results for the interim periods. Operating results for the three months ended March 31, 2005 are not necessarily indicative of the results that may be expected for the year 2005. These unaudited financial statements should be read in conjunction with our 2004 audited financial statements.

2.   OPERATING ACTIVITIES

DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                                      THREE MONTHS ENDED
($ amounts in thousands)                                                                                 MARCH 31,
                                                                                             --------------------------------
                                                                                                  2005             2004
                                                                                             ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions.................................    $      22,213    $      31,501
Recurring costs amortized to expense......................................................          (14,822)          (6,696)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income..................................................           34,000          (11,727)
                                                                                             ---------------  ---------------
Change in deferred policy acquisition costs...............................................           41,391           13,078
Deferred policy acquisition costs, beginning of period....................................          433,458          372,608
                                                                                             ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF PERIOD..........................................    $     474,849    $     385,686
                                                                                             ===============  ===============

3.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

FAIR VALUE AND COST OF AVAILABLE-FOR-SALE                          MARCH 31, 2005                  DECEMBER 31, 2004
DEBT SECURITIES:                                           --------------------------------  -------------------------------
($ amounts in thousands)                                      FAIR VALUE        COST           FAIR VALUE         COST
                                                           --------------- ----------------  --------------- ---------------
U.S. government and agency...............................   $     69,062    $     69,276     $     65,485    $     64,850
State and political subdivision..........................         62,987          63,330           45,028          44,717
Foreign government.......................................         77,201          75,020           73,572          69,137
Corporate................................................      1,662,277       1,676,162        1,674,157       1,657,987
Mortgage-backed..........................................        653,543         648,635          665,778         652,781
Other asset-backed.......................................        518,333         521,186          551,359         551,368
                                                           --------------- ---------------  --------------- ---------------
DEBT SECURITIES..........................................   $  3,043,403    $  3,053,609     $  3,075,379    $  3,040,840
                                                           =============== ===============  =============== ===============


FAIR VALUE AND COST OF EQUITY SECURITIES:                          MARCH 31, 2005                  DECEMBER 31, 2004
($ amounts in thousands)                                   --------------------------------  -------------------------------
                                                              FAIR VALUE         COST           FAIR VALUE         COST
                                                           --------------- ----------------  --------------- ---------------

Mutual fund seed investments.............................   $         --    $         --     $         63    $         39
Other equity securities..................................            196             228              198             227
                                                           --------------- ----------------  --------------- ---------------
EQUITY SECURITIES........................................   $        196    $        228     $        261    $        266
                                                           =============== ================  =============== ===============


GROSS AND NET UNREALIZED GAINS (LOSSES)                            MARCH 31, 2005                  DECEMBER 31, 2004
FROM DEBT AND EQUITY SECURITIES:                           --------------------------------  -------------------------------
($ amounts in thousands)                                        GAINS           LOSSES           GAINS           LOSSES
                                                           --------------- ----------------  --------------- ---------------

U.S. government and agency...............................   $         525   $        (739)   $         878   $        (243)
State and political subdivision..........................             418            (761)             721            (410)
Foreign government.......................................           2,642            (461)           4,565            (130)
Corporate................................................          12,813         (26,698)          30,609         (14,440)
Mortgage-backed..........................................           9,980          (5,072)          14,806          (1,808)
Other asset-backed.......................................           2,795          (5,648)           4,660          (4,669)
                                                           --------------- ----------------  --------------- ---------------
DEBT SECURITIES GAINS (LOSSES)...........................   $      29,173   $     (39,379)   $      56,239   $     (21,700)
                                                           =============== ================  =============== ===============
EQUITY SECURITIES GAINS (LOSSES).........................   $          --   $         (32)   $          24   $         (29)
                                                           =============== ================  =============== ===============
DEBT AND EQUITY NET GAINS................................   $     (10,238)                   $      34,534
                                                           ===============                   ===============


AGING OF TEMPORARILY IMPAIRED                                                 MARCH 31, 2005
GENERAL ACCOUNT DEBT SECURITIES:            ----------------------------------------------------------------------------------
($ amounts in thousands)                        LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS             TOTAL
                                            --------------------------  --------------------------  --------------------------
                                                 FAIR      UNREALIZED        FAIR      UNREALIZED        FAIR      UNREALIZED
                                                VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
                                            ------------ -------------  ------------ -------------  ------------ -------------
DEBT SECURITIES
U.S. government and agency................   $    51,153  $      (739)   $        --  $        --    $    51,153  $      (739)
State and political subdivision...........        39,005         (530)         4,104         (231)        43,109         (761)
Foreign government........................        24,648         (298)         4,801         (163)        29,449         (461)
Corporate.................................       953,867      (21,701)        93,610       (4,997)     1,047,477      (26,698)
Mortgage-backed...........................       324,906       (4,682)        13,943         (390)       338,849       (5,072)
Other asset-backed........................       295,316       (3,414)        12,301       (2,234)       307,617       (5,648)
                                            ------------ -------------  ------------ -------------  ------------ -------------
DEBT SECURITIES...........................   $ 1,688,895  $   (31,364)   $   128,759  $    (8,015)   $ 1,817,654  $   (39,379)
COMMON STOCK..............................            --          (32)            --           --             --          (32)
                                            ------------ -------------  ------------ -------------  ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $ 1,688,895  $   (31,396)   $   128,759  $    (8,015)   $ 1,817,654  $   (39,411)
                                            ============ =============  ============ =============  ============ =============
AMOUNTS THAT ARE BELOW                       $   103,159  $    (3,127)   $    19,573  $    (2,713)   $   122,732  $    (5,840)
  INVESTMENT GRADE........................  ============ =============  ============ =============  ============ =============
AFTER OFFSETS FOR DEFERRED ACQUISITION                    $    (1,404)                $      (635)                $    (2,039)
  COST ADJUSTMENT AND TAXES...............               =============               =============               =============

These securities are considered to be temporarily impaired at March 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms and we have the ability and intent to hold these securities until they recover their value.

NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES AND TYPES OF NET REALIZED INVESTMENT GAINS (LOSSES):                                         THREE MONTHS ENDED
($ amounts in thousands)                                                                                 MARCH 31,
                                                                                             --------------------------------
                                                                                                  2005             2004
                                                                                             ---------------  ---------------

IMPAIRMENT LOSSES ON DEBT SECURITIES......................................................    $          --    $          --
                                                                                             ---------------  ---------------
Debt security transaction gains...........................................................              526            2,217
Debt security transaction losses..........................................................           (1,492)            (753)
Equity security transaction gains.........................................................               26              263
Other invested asset transaction losses...................................................              350              (16)
                                                                                             ---------------  ---------------
NET TRANSACTION GAINS.....................................................................             (590)           1,711
                                                                                             ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)....................................................    $        (590)   $       1,711
                                                                                             ===============  ===============


UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                                      THREE MONTHS ENDED
($ amounts in thousands)                                                                                 MARCH 31,
                                                                                             --------------------------------
                                                                                                  2005             2004
                                                                                             ---------------  ---------------

Debt securities...........................................................................    $     (44,745)   $      32,605
Equity securities.........................................................................              (26)             644
Other investments.........................................................................             (349)             117
                                                                                             ---------------  ---------------
NET CHANGE IN UNREALIZED INVESTMENT GAINS (LOSSES)........................................          (45,120)          33,366
                                                                                             ===============  ===============

Net unrealized investment gains (losses)..................................................    $     (45,120)   $      33,366
                                                                                             ---------------  ---------------
Applicable deferred policy acquisition costs..............................................          (34,000)          11,727
Applicable deferred income tax benefit....................................................           (3,893)           7,573
                                                                                             ---------------  ---------------
Offsets to net unrealized investment losses...............................................          (37,893)          19,300
                                                                                             ---------------  ---------------
NET CHANGE IN UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN                                $      (7,227)   $      14,066
  OTHER COMPREHENSIVE INCOME..............................................................   ===============  ===============


4.   INCOME TAXES

For the three months ended March 31, 2005 and 2004, the effective income tax rates applicable to net income differ modestly from the 35% U.S. federal statutory tax rate due to the effect of tax advantaged investment income.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via Edgar on April 30, 2002.

                    (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's Form N-4 (File No. 333-95611) filed via Edgar on February 9, 2005.

               (4)  (a)  Form of Variable Annuity Contract (Premium Edge) is
                         incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File No. 333-95611) filed via Edgar on May 11, 2000.

                    (b) Guaranteed Minimum Income Benefit Rider, Form Number DR87 filed herewith.

                    (c) Guaranteed Minimum Accumulation Benefit Rider, Form DR83, is incorporated by reference to Registrant's Form N-4 (File No. 333-95611 as found under 811-08914) Post-
                         Effective Amendment No. 13 filed via Edgar on April 22, 2005.

                    (d) Guaranteed Minimum Withdrawal Benefit Rider, Form No. DR85, filed herewith.

               (5)  (a)  Form of Application (Premium Edge) is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File No. 333-95611) filed via Edgar on May 11, 2000.

               (6)  (a)  Amended and Restated Certificate of Incorporation
                         of PHL Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

                    (b) Bylaws of PHL Variable Insurance Company as amended and restated effective May 16, 2002, are incorporated by reference to Registrant's Form N-4 (File No. 333-95611), Post-Effective Amendment No. 9, filed via Edgar on April, 29, 2004.

               (7)  Not Applicable.

               (8)  Participation Agreements.

                    (1)  (a) Participation Agreement dated February 23, 1995
                             between PHL Variable Insurance Company ("PHLVIC") and Wanger Advisors Trust ("Wanger") is incorporated by reference to Edgar filing on Form S-6 (File No. 333-65823) on October 16, 1998.

                    (1)  (b) Amendment No. 1 to the Participation Agreement
                             dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Edgar filing on Form S-6 (File No. 333-65823) on October 16, 1998.

                    (2)  (a) Participation Agreement as of May 1, 2000 among
                             Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL

                             Variable Insurance Company, is incorporated by reference to Registrant's Edgar filing on Form N-6 (File No. 333-81458) on April 30, 2004.

                    (2)  (b) Amendment to Participation Agreement as of May 1,
                             2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHL Variable Insurance Company, is incorporated by reference to Registrant's Edgar filing on Form N-6 (File No. 333-81458) on April 30, 2004.

                    (3) Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (4)  (a) Participation Agreement dated July 19, 1999 among
                             BT Insurance Funds Trust, Bankers Trust Company, and PHLVIC is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (4)  (b) Amendment No. 1 to the Participation Agreement
                             dated April 20, 2001 among Deutsche Asset
                             Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (4)  (c) Amendment No. 2 to the Participation Agreement
                             dated October 29, 2001 among Deutsche Asset
                             Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (5) Participation Agreement dated December 17, 1999 among PHL Variable Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc. and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (6) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (7) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (8) Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

                    (9) Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's Edgar filing on Form N-6 (File No. 333-81458) on April 30, 2004.

               (9) Written Opinion and Consent of Joseph P. DeCresce, Esq. filed herewith.

               (10) (a)  Consent of PricewaterhouseCoopers LLP filed herewith.

                    (b)  Consent of Brian A. Giantonio, Esq. filed herewith.

               (11) Representation Letter regarding Separate Account Financial
                    Statements of Phoenix Life Insurance Company, et al.

               (12) Not Applicable.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR.

NAME                                    POSITION
----                                    --------
Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer
Robert E. Primmer*                      Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Vice President and Treasurer
Nancy J. Engberg*                       Vice President and Chief Compliance Officer
Philip K. Polkinghorn*                  President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
James D. Wehr**                         Senior Vice President and Chief Investment Officer

*  The business address of this individual is One American Row, Hartford, CT 06102
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA Registered
                                                                                              Investment Adviser
                                                                                              ------------------


---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of June 30, 2005 there were 3,647 qualified and 2,949 nonqualified contracts.

ITEM 28.  INDEMNIFICATION.

    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article VI, Section 6.01 of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER.

1. Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO serves as the principal underwriter for the following entities:

         PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Life and Annuity Variable Universal Life Account, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Allocation Fund, and Phoenix Strategic Equity Series Fund.

     (b) Directors and Executive Officers of PEPCO.

         NAME                   POSITION
         ----                   --------
         Daniel Daniel T. Geraci**     Director, Chairman of the Board and Chief Sales & Marketing Officer
         Michael E. Haylon*            Director
         James D. Wehr**               Director
         Nancy J. Engberg*             Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
         John H. Beers*                Vice President and Secretary
         Glenn H. Pease**              Vice President, Finance and Treasurer
         John F. Sharry**              President, Sales
         Francis G. Waltman**          Senior Vice President and Chief Administrative Officer

         *   The business address of this individual is One American Row, Hartford, CT 06102
         **  The business address of this individual is 56 Prospect Street, Hartford, CT 06115

     (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract:

         ------------------- --------------------- ---------------- ----------------- ----------------
                 (1)                   (2)                (3)              (4)              (5)
          Name of Principal     Net Underwriting     Compensation       Brokerage       Compensation
             Underwriter         Discounts and       on Redemption     Commissions
                                  Commissions
         ------------------- --------------------- ---------------- ----------------- ----------------
         PEPCO               $0                    $0               $0                $0
         ------------------- --------------------- ---------------- ----------------- ----------------

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06102.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

         (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

         (d) PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 7th day of July, 2005.



                                           PHLVIC Variable Accumulation Account
                                                         (Registrant)


                                      By:   /s/Philip K. Polkinghorn
                                            ------------------------------------
                                            Philip K. Polkinghorn, President


                                               PHL Variable Insurance Company
                                                         (Depositor)


                                      By:   /s/Philip K. Polkinghorn
                                            ------------------------------------
                                            Philip K. Polkinghorn, President


       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 7th day of July, 2005.



       SIGNATURE                          TITLE
       ---------                          -----

                                          Director, Executive Vice President,
-----------------------------------       and Chief Financial Officer
* Michael E. Haylon

                                          Director and Senior Vice President
-----------------------------------
*Robert E. Primmer


/s/ Philip K. Polkinghorn                 President
-----------------------------------
Philip K. Polkinghorn


By:/s/ John H. Beers
   -----------------
*John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney on file with the Depositor.



                                       S-1